Document and Entity Information	12 Months Ended
Dec. 31, 2012
Entity Information [Line Items]
Document Type	S-4
Amendment Flag	false
Document Period End Date	Dec 31, 2012
Trading Symbol	VWR
Entity Registrant Name	VWR Funding, Inc.
Entity Central Index Key	0001319764
Entity Filer Category	Non-accelerated Filer

Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 139.8	$ 164.6
Compensating cash balance	246.9	185.4
Trade accounts receivable, less reserves of $14.4 and $10.5, respectively	596.9	556.2
Other receivables	61.8	54.5
Inventories	330	310.6
Other current assets	35.9	30.4
Total current assets	1,411.3	1,301.7
Property and equipment, net	234.1	210
Goodwill	1,877.4	1,795.1
Other intangible assets, net	1,787.2	1,815.2
Deferred income taxes	11.8	10.3
Other assets	80.2	57.4
Total assets	5,402	5,189.7
Current liabilities:
Current portion of debt and capital lease obligations	393.5	214.5
Accounts payable	412.4	426.1
Accrued expenses	202.1	252.6
Total current liabilities	1,008	893.2
Long-term debt and capital lease obligations	2,755.1	2,694.2
Other long-term liabilities	163.6	129
Deferred income taxes	441.3	458.6
Total liabilities	4,368	4,175
Redeemable equity units	41.4	53.9
Commitments and contingencies (Note 15)
Stockholders' equity:
Common stock, $0.01 par value; 1,000 shares authorized, issued and outstanding
Additional paid-in capital	1,356.7	1,359.5
Accumulated deficit	(314.7)	(318.5)
Accumulated other comprehensive loss	(49.4)	(80.2)
Total stockholders' equity	992.6	960.8
Total liabilities, redeemable equity units and stockholders' equity	$ 5,402	$ 5,189.7

Consolidated Balance Sheets (Parenthetical) (USD $) In Millions, except Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Reserves on trade accounts receivable	$ 14.4	$ 10.5
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	1,000	1,000
Common stock, shares issued	1,000	1,000
Common stock, shares outstanding	1,000	1,000

Consolidated Statements of Operations (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net sales	$ 4,129.4	$ 4,161.1	$ 3,638.7
Cost of goods sold	2,962	2,981.6	2,599.8
Gross profit	1,167.4	1,179.5	1,038.9
Selling, general and administrative expenses	915.4	910.3	805.4
Impairments of goodwill and intangible assets		3.3	48.1
Operating income	252	265.9	185.4
Interest income	2.3	2.8	1.9
Interest expense	(201.8)	(202.4)	(204.6)
Other income (expense), net	(15.1)	21.8	66.8
Loss on extinguishment of long-term debt	(25.5)
Income before income taxes	11.9	88.1	49.5
Income tax provision	(8.1)	(30.4)	(28)
Net income	$ 3.8	$ 57.7	$ 21.5

Consolidated Statements of Comprehensive Income or Loss (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net income	$ (21.1)	$ (8.2)	$ 34.6	$ (1.5)	$ 38.3	$ 54.6	$ (8.6)	$ (26.6)	$ 3.8	$ 57.7	$ 21.5
Foreign currency translation:
Net unrealized gain (loss) arising during the period									35.3	(50)	(91.1)
Derivative instruments:
Net unrealized gain (loss) arising during the period									0.5	(1.5)	(1.6)
Reclassification of losses included in earnings									3.4	4.6	4
Defined benefit plans:
Net unrealized loss arising during the period									(9.2)	(13.8)	(9.7)
Reclassification of actuarial loss into earnings									0.8	0.3
Other comprehensive income (loss)									30.8	(60.4)	(98.4)
Comprehensive income (loss)									$ 34.6	$ (2.7)	$ (76.9)

Consolidated Statements of Stockholders' Equity (USD $) In Millions, except Share data	Total USD ($)	Common Stock [Member]	Additional Paid-In Capital [Member] USD ($)	Accumulated Deficit [Member] USD ($)	Accumulated Other Comprehensive Income (Loss) [Member] USD ($)
Beginning balance at Dec. 31, 2009	$ 1,042.6		$ 1,361.7	$ (397.7)	$ 78.6
Beginning balance, Shares at Dec. 31, 2009		1,000
Capital contributions from parent	1.7		1.7
Share-based compensation expense associated with our parent company equity plan	3.4		3.4
Reclassifications of redeemable equity units	(5.6)		(5.6)
Net income	21.5			21.5
Other comprehensive income (loss)	(98.4)				(98.4)
Ending balance at Dec. 31, 2010	965.2		1,361.2	(376.2)	(19.8)
Ending balance, Shares at Dec. 31, 2010		1,000
Capital contributions from parent	2.8		2.8
Share-based compensation expense associated with our parent company equity plan	2.3		2.3
Reclassifications of redeemable equity units	(6.8)		(6.8)
Net income	57.7			57.7
Other comprehensive income (loss)	(60.4)				(60.4)
Ending balance at Dec. 31, 2011	960.8		1,359.5	(318.5)	(80.2)
Ending balance, Shares at Dec. 31, 2011		1,000
Capital contributions from parent	0.4		0.4
Share-based compensation expense associated with our parent company equity plan	0.9		0.9
Reclassifications of redeemable equity units	(4.1)		(4.1)
Net income	3.8			3.8
Other comprehensive income (loss)	30.8				30.8
Ending balance at Dec. 31, 2012	$ 992.6		$ 1,356.7	$ (314.7)	$ (49.4)
Ending balance, Shares at Dec. 31, 2012		1,000

Consolidated Statements of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net income	$ 3.8	$ 57.7	$ 21.5
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	125.9	120.9	116.5
Net unrealized translation loss (gain)	16	(22.7)	(65.1)
Net unrealized gain on interest rate swaps	(12.3)	(22.9)	(14.6)
Impairments of goodwill and intangible assets		3.3	48.1
Non-cash payment-in-kind interest accretion			3
Share-based compensation expense	0.9	2.3	3.4
Amortization of debt issuance costs	11.5	9.6	9.6
Deferred income tax (benefit) provision	(37.8)	(15.3)	1.2
Loss on extinguishment of long-term debt	25.5
Other, net	3.8	6	7
Changes in working capital, net of business acquisitions:
Trade accounts receivable	(14.3)	(23.3)	(49.9)
Inventories	(4.1)	6.9	(34.2)
Other current and non-current assets	(10.8)	(15)	(20.2)
Accounts payable	(32)	(9.2)	41
Accrued expenses and other liabilities	(41.4)	41	55
Net cash provided by operating activities	34.7	139.3	122.3
Cash flows from investing activities:
Acquisitions of businesses, net of cash acquired	(113.3)	(168.5)	(32.8)
Capital expenditures	(51.8)	(42.5)	(41.6)
Proceeds from sales of property and equipment	3	1.8
Other investing activities	1.2
Net cash used in investing activities	(160.9)	(209.2)	(74.4)
Cash flows from financing activities:
Proceeds from debt	1,424.1	545.1	115
Repayment of debt	(1,287)	(460.8)	(138.2)
Net change in bank overdrafts	55.5	105.4	(18.9)
Net change in compensating cash balance	(61.5)	(100)	19.6
Proceeds from equity incentive plans	0.4	2.8	1.7
Debt issuance costs	(17.1)	(0.9)
Repurchase of redeemable equity units	(16.1)	(1.3)	(1.5)
Net cash provided by (used in) financing activities	98.3	90.3	(22.3)
Effect of exchange rate changes on cash	3.1	2.1	(7.9)
Net (decrease) increase in cash and cash equivalents	(24.8)	22.5	17.7
Cash and cash equivalents beginning of period	164.6	142.1	124.4
Cash and cash equivalents end of period	139.8	164.6	142.1
Supplemental disclosures of cash flow information:
Cash paid for interest	207.9	207.6	167.2
Cash paid for income taxes, net	$ 45.7	$ 26.8	$ 24.1

Background and Nature of Operations	12 Months Ended
Dec. 31, 2012
Background and Nature of Operations

(1) Background and Nature of Operations

VWR Funding, Inc. (the “Company,” “we,” “us” or “our”) offers products and services through its wholly-owned subsidiaries. We distribute laboratory supplies, including chemicals, glassware, equipment, instruments, protective clothing, production supplies and other assorted laboratory products, primarily in North America and Europe. We also provide services, including technical services, on-site storeroom services and laboratory and furniture design, supply and installation. Services comprise a relatively small portion of our net sales. Our business is diversified across products, geographic regions and customer segments.

We report financial results on the basis of the following three business segments: North American laboratory distribution (“North American Lab”), European laboratory distribution (“European Lab”) and Science Education. Both the North American Lab and European Lab segments are engaged in the distribution of laboratory and production supplies to customers in the pharmaceutical, biotechnology, medical device, chemical, technology, food processing, healthcare, mining and consumer products industries, as well as governmental agencies, universities and research institutes and environmental organizations. Science Education is engaged in the assembly, manufacture and distribution of scientific supplies and specialized kits, principally to academic institutions, including primary and secondary schools, colleges and universities. Our operations in the Asia Pacific region (“Asia Pacific”) are engaged in regional commercial sales and also support our North American Lab, European Lab and Science Education businesses. As a result of certain acquisitions completed in 2011 and 2012, we also have commercial operations in Chile, Argentina and Brazil. The results of our operations in the Asia Pacific and South American regions, which are not material, are included in our North American Lab segment.

Until June 2007, the Company was owned by affiliates of Clayton, Dubilier & Rice, Inc. (“CD&R”). On June 29, 2007, the Company was acquired from CD&R by affiliates of Madison Dearborn Partners, LLC (“Madison Dearborn”) pursuant to a merger (the “Merger”). After giving effect to the Merger and the related transactions, the Company became a direct, wholly-owned subsidiary of VWR Investors, Inc., a Delaware corporation (“VWR Investors”), which is a direct, wholly-owned subsidiary of Varietal Distribution Holdings, LLC, a Delaware limited liability company (“Holdings”). VWR Investors and Holdings have no operations other than the ownership of the Company. Private equity funds managed by Madison Dearborn Partners, LLC (“Madison Dearborn”) beneficially own, on a fully-diluted basis, approximately 76% of our outstanding common stock through their ownership interests in Holdings.

As a result of the Merger, our assets and liabilities were adjusted to their estimated fair values as of June 30, 2007. This resulted in a significant increase in the carrying value of our identifiable intangible assets and goodwill. In addition, we revalued our pension obligations, recorded significant deferred tax liabilities and certain deferred tax assets and we incurred substantial additional indebtedness.

Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Summary of Significant Accounting Policies

(2) Summary of Significant Accounting Policies

(a) Use of Estimates

The preparation of consolidated financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue, expenses, income and loss during the reporting period. For example, significant estimates and assumptions were made in determining triggering events and in quantifying impairments of our assets in 2011 and 2010 (Note 6), the fair value of our financial instruments (Note 13), the need for valuation allowances on deferred taxes (Note 10) and the discount rates and expected return on plan assets (Note 11), among others. Those estimates and assumptions are based on management’s best estimates and judgment. Management evaluates its estimates and assumptions on an ongoing basis using historical experience and known facts and circumstances, including the current economic environment. Unfavorable global economic conditions increase the uncertainty inherent in such estimates and assumptions. We adjust such estimates and assumptions when we believe the facts and circumstances warrant an adjustment. As future events and their effects cannot be determined with precision, actual results could differ significantly from those estimates.

(b) Principles of Consolidation

The accompanying consolidated financial statements include the accounts of VWR Funding, Inc. and its subsidiaries after elimination of all intercompany balances and transactions. When the Company does not have a controlling interest in an entity, but exerts significant influence over the entity, the Company applies the equity method of accounting. The consolidated financial statements exclude the accounts of Holdings and VWR Investors, but include Holdings’ investment cost basis allocated to assets and liabilities acquired in the Merger.

(c) Foreign Currency Translation

Assets and liabilities of our foreign subsidiaries, where the functional currency is the local currency, are translated into U.S. dollars using period-end exchange rates. Revenues, expenses, income and losses are translated using average exchange rates. Resulting translation adjustments are reported in accumulated other comprehensive income (loss) as a separate component of stockholders’ equity. Foreign currency transaction gains and losses are reported in other income (expense), net within our statements of operations, except for gains and losses associated with the purchase of inventories and related derivative financial instruments, which are reported in cost of goods sold within our statements of operations. See Note 13(c).

We have a significant amount of foreign-denominated debt on our U.S. dollar-denominated balance sheet. The translation of foreign-denominated debt obligations on our U.S. dollar-denominated balance sheet is reported in other income (expense), net as foreign currency exchange gains or losses each period. Such gains or losses are substantially unrealized and related to the weakening or strengthening of the Euro against the U.S. dollar, respectively. As a result, our operating results are exposed to fluctuations in foreign currency exchange rates, principally with respect to the Euro. A 10% change in foreign currency exchange rates associated with foreign denominated debt outstanding as of December 31, 2012, would have impacted our reported exchange gains or losses for the year ended December 31, 2012, by approximately $82.0 million on a pre-tax basis.

Foreign currency exchange gains and losses included in other income (expense), net were as follows (in millions):

	Year Ended December 31,
	2012	2011	2010
Exchanges (losses) gains, net	$(14.4)	$21.8	$66.8

During the years ended December 31, 2012, 2011 and 2010, we recorded foreign currency exchange gains and losses based primarily on changes in the value of the Euro, the British pound sterling and the Canadian dollar against the U.S. dollar, as well as the Euro against the British pound sterling during such time periods.

(d) Cash, Cash Equivalents and Compensating Cash Balance

Cash and cash equivalents are comprised of highly liquid investments with original maturities of three months or less, primarily consisting of Euro-denominated overnight deposits and investments in money market funds.

Our notional cash pooling arrangement is with a single financial institution with specific provisions for the right to offset positive and negative cash balances. However, we believe it is unlikely that we would offset an underlying cash deficit with a cash surplus from another country. Accordingly, we classify a positive amount of cash, equal to the aggregate bank overdraft position of subsidiaries participating in our notional cash pooling arrangement, as a compensating cash balance separate from cash and cash equivalents. Due to the nature of these bank overdraft positions, all amounts have been classified within the current portion of debt at each period end.

(e) Trade Accounts Receivable

The carrying amount of trade accounts receivable includes a reserve representing our estimate of the amounts that will not be collected and for estimated sales returns and allowances. In addition to reviewing delinquent accounts receivable, we consider many factors in estimating our reserve, including historical data, experience, customer types, creditworthiness and economic trends. From time to time, we may adjust our assumptions for anticipated changes in any of these or other factors expected to affect collectability.

Trade accounts receivable reflects a diverse customer base and our wide geographic dispersion of businesses. As a result, no significant concentrations of credit risk existed as of December 31, 2012 or 2011.

(f) Inventories

Inventories, consisting primarily of products held for sale, are valued at the lower of cost or market, cost being primarily determined by the last-in, first-out (“LIFO”) method for our U.S. subsidiaries and the first-in, first-out method for all other subsidiaries. We periodically review quantities of inventories on hand and compare these amounts to the expected use of each product or product line. We record a charge to cost of goods sold for the amount required to reduce the carrying value of inventory to net realizable value. The table below shows the percentage of inventories determined using the LIFO method and the amount by which the LIFO cost is less than the current cost for each period (amounts in millions).

	December 31,
	2012	2011
Percent using LIFO method	45%	47%
Amount less than current cost	$17.9	$15.8

(g) Property and Equipment

Property and equipment are recorded at cost. Property and equipment held under capital leases are recorded at the present value of minimum lease payments. Depreciation is calculated using the straight-line method over estimated useful lives of 10 to 40 years for buildings and improvements and 3 to 15 years for equipment and computer software. Property and equipment held under capital leases and leasehold improvements are amortized on a straight-line basis over the shorter of the estimated useful lives of the assets or the estimated remaining life of the lease. Costs for repairs and maintenance that do not significantly increase the value or estimated lives of property and equipment are treated as expense as such costs are incurred.

(h) Impairment of Long-Lived Assets

We evaluate the recoverability of long-lived assets used in operations when events or changes in circumstances indicate a possible inability to recover carrying amounts. The Company assesses recoverability by comparing the carrying value of the asset to estimated undiscounted future cash flows expected to be generated by the asset. If an asset is considered impaired, the impairment loss to be recognized is measured as the amount by which the asset’s carrying value exceeds its fair value.

(i) Goodwill and Intangible Assets

Goodwill represents the excess of purchase price over the fair value of net assets acquired in connection with the Merger and acquisitions subsequent to the Merger. Our amortizable intangible assets primarily relate to customer and supplier relationships and are amortized over their respective estimated useful lives on a straight-line basis. Our indefinite-lived intangible assets relate to our trademarks and tradenames and are not amortized.

We reevaluate the estimated useful lives of our intangible assets annually. We determined that our trademarks and tradenames have indefinite lives because they do not have legal, regulatory, contractual, competitive or economic limitations and are expected to contribute to the generation of cash flows indefinitely.

Goodwill and other indefinite-lived intangible assets are not amortized and are tested annually for impairment or between the annual tests if an event or change in circumstance occurs that would more likely than not reduce the fair value of the asset below its carrying amount. Amortizable intangible assets are reviewed for impairment whenever indication of potential impairment exists.

Indefinite-lived intangible assets are tested for impairment prior to testing of goodwill or amortizable intangible assets. An impairment charge is measured if the carrying value of an indefinite-lived intangible asset exceeds its fair value. We evaluate the recoverability of our amortizable intangible assets by comparing the carrying value to estimated undiscounted future cash flows expected to be generated. If an amortizable intangible asset is considered impaired, the impairment loss to be recognized is measured as the amount by which the asset’s carrying value exceeds its fair value.

Goodwill impairment testing is performed at the reporting unit level. We have determined that our reporting units are the same as our business segments and we have elected to perform our annual impairment testing on October 1 of each year. The goodwill impairment analysis consists of an optional qualitative assessment potentially followed by a two-step quantitative analysis. First, we have the option to perform a qualitative assessment to determine whether it is more likely than not that the fair value of each reporting unit is less than its carrying amount. If we determine that this is the case, or if we elect not to perform a qualitative assessment, we then perform a two-step quantitative analysis. The first step of the quantitative analysis (“Step 1”) involves comparing the reporting unit’s estimated fair value to its carrying value, including goodwill. If the estimated fair value exceeds its carrying value, goodwill is considered not to be impaired. If the carrying value exceeds its estimated fair value, there is an indication of potential impairment and the second step is performed to measure the amount of impairment, if any. The second step of the quantitative analysis (“Step 2”) involves calculating an implied fair value of goodwill, determined in a manner similar to the amount of goodwill calculated in a business combination. If the implied fair value of goodwill exceeds the carrying value of goodwill, there is no impairment. If the carrying value of goodwill exceeds the implied fair value of goodwill, an impairment charge is recorded for the excess. Goodwill impairments cannot be reversed in subsequent periods.

Impairment losses associated with goodwill and intangible assets were recognized in 2011 and 2010. See Note 6.

(j) Advertising

We expense advertising costs as incurred, except for certain direct-response advertising, which is capitalized and amortized over its expected period of future benefit, generally between 12 to 48 months. Capitalized direct-response advertising, which is included in other current assets and other assets, consists of catalog production and mailing costs that are expensed over the estimated useful life from the date catalogs are mailed. Capitalized direct-response advertising as of December 31, 2012 and 2011, were $4.4 million and $6.3 million, respectively. The table below shows total advertising expense, including amortization of capitalized direct-response advertising costs, for each of the reporting periods (in millions).

	Year Ended December 31,
	2012	2011	2010
Advertising expense	$16.8	$23.5	$21.8

(k) Revenue Recognition

We record product revenue on a gross basis when persuasive evidence of an arrangement exists, the price is fixed or determinable, title and risk of loss have been transferred to the customer and collectability of the resulting receivable is reasonably assured. Title and risk of loss is transferred at the time of shipment or upon delivery to customers, depending upon the terms of the arrangement with the customer. Products are delivered without post-sale obligations to the customer. Provisions for discounts, rebates to customers, sales returns and other adjustments are provided for as a reduction of sales in the period the related sales are recorded.

Our service revenues, which are substantially less than our product distribution revenues, are primarily comprised of technical services, on-site storeroom services, laboratory and furniture design, supply and installation. Revenues related to technical services and on-site storeroom services are recognized as the services are performed. Certain of our arrangements to provide on-site storeroom services contain multiple elements. We recognize revenue separately for each element based on the fair value of the element provided. The majority of contracts associated with our laboratory and furniture design, supply and installation are recorded under the percentage-of-completion method of accounting. Profits recognized on contracts in process are based upon estimated contract revenue and cost to completion. Cost to completion is measured based on actual costs incurred to date compared to total estimated costs. Typically, the duration of such projects does not extend beyond two months.

We record shipping and handling charges billed to customers in net sales and record shipping and handling costs in cost of goods sold for all periods presented. Sales taxes, value-added taxes and certain excise taxes collected from customers and remitted to governmental authorities are accounted for on a net basis and therefore are excluded from net sales.

(l) Income Taxes

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the expected net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting and income tax purposes and net operating loss and credit carryforwards. Deferred tax assets and liabilities are measured using the enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. We record a valuation allowance to reduce deferred tax assets to the amount that is more likely than not to be realized.

The Company recognizes the effect of income tax positions only if those positions are more likely than not to be sustained. Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being realized. Changes in recognition or measurement are reflected in the period in which a change in judgment occurs, as a result of information that arises or when a tax position is effectively settled. We recognize accrued interest and penalties related to unrecognized tax benefits as a component of income tax expense in our consolidated financial statements. See Note 10.

(m) Insurance

We maintain commercial insurance programs with third parties in the areas of executive risk, commercial property, business interruption and casualty (including product liability). We also self-insure certain risks inherent in our business which, taken together with the deductible levels and exclusions contained within our third party programs, results in our recording of accruals for incurred claims. Our ultimate exposure may be mitigated by amounts we expect to recover from third parties associated with such claims.

(n) Pensions and Other Postretirement Plans

We have defined benefit plans covering certain of our employees. The benefits include pension, salary continuance, life insurance and healthcare. Benefits are accrued over the employees’ service periods. The Company uses actuarial methods and assumptions in the valuation of defined benefit obligations and the determination of expense. Differences between actual and expected results or changes in the value of defined benefit obligations and plan assets are not recognized in earnings as they occur but, rather, systematically over subsequent periods. See Note 11.

(o) Share-Based Compensation

The Company expenses the grant-date fair value of share-based awards over the vesting period during which services are performed. Share-based compensation expense that has been included in selling, general and administrative (“SG&A”) expenses amounted to $0.9 million, $2.3 million and $3.4 million for the years ended December 31, 2012, 2011 and 2010, respectively. See Note 12.

(p) Financial Instruments and Derivatives

All derivatives, whether designated for hedging relationships or not, are recorded on the balance sheet at fair value. For all hedging relationships the Company formally documents the hedging relationship and its risk-management objective and strategy, the hedged instrument, the hedged item, the nature of the risk being hedged, how the hedging instrument’s effectiveness will be assessed prospectively and retrospectively, and a description of the method of measuring ineffectiveness. If the derivative is designated as a fair value hedge, the changes in the fair value of the derivative and of the hedged item attributable to the hedged risk are recognized in the results of operations. If the derivative is designated as a cash flow hedge, the effective portions of changes in the fair value of the derivative are recorded in accumulated other comprehensive income (loss) and are recognized in the results of operations when the hedged item affects earnings. Ineffective portions of changes in the fair value of cash flow hedges are recognized in the results of operations. Cash flows from derivatives that are accounted for as hedges are classified in the statement of cash flows in the same category as the item being hedged or on a basis consistent with the nature of the instrument. Cash flows from our interest rate swap arrangements are classified in the statement of cash flows within operating activities consistent with the classification of interest. For derivative instruments not designated as hedging instruments, changes in fair value are recognized in the results of operations in the current period. See Note 13(c).

(q) Reclassifications

Certain amounts from prior periods presented in the consolidated financial statements and notes thereto have been reclassified to conform to the current period presentation.

New Accounting Standards	12 Months Ended
Dec. 31, 2012
New Accounting Standards

(3) New Accounting Standards

Testing Indefinite-Lived Intangibles for Impairment

In July 2012, the Financial Accounting Standards Board (the “FASB”) updated its guidance regarding how entities test indefinite-lived intangibles for impairment. Under the amended guidance, an entity has the option to first assess qualitative factors to determine whether it is more likely than not that an indefinite-lived intangible asset is impaired. If an entity determines that is more likely than not that the fair value of such an asset exceeds its carrying amount, it would not need to calculate the fair value of the asset in that year. If the entity concludes otherwise, it must calculate the fair value of the assets, compare that value with its carrying amount and record an impairment charge, if any. The new guidance is effective for tests performed for fiscal years beginning after September 15, 2012, with early adoption permitted. We adopted the new guidance during the fourth quarter of 2012 in connection with our annual indefinite-lived intangible asset impairment test. However, we elected to bypass the qualitative assessment option and performed the quantitative-based tests for impairment of our indefinite-lived intangible assets.

Presentation of Comprehensive Income

In two separate updates issued in June and December of 2011, the FASB updated its guidance regarding the presentation of comprehensive income. The updated guidance requires presentation of net income, items of other comprehensive income and total comprehensive income either in one continuous statement or two separate but consecutive statements. Presentation of comprehensive income in the statement of stockholders’ equity is no longer permitted. These updates became effective for the Company beginning in the first quarter of 2012, and did not have an impact on the Company’s results of operations or financial position.

In February 2013, the FASB issued updated guidance requiring an entity to provide information about the amounts reclassified from accumulated other comprehensive income by component. In addition, an entity is required to present, either on the face of the income statement or in the notes, significant amounts reclassified from accumulated other comprehensive income by the respective income statement line item. This new guidance is to be applied prospectively for interim and annual periods beginning after December 15, 2012. We do not expect the adoption of this guidance in the first quarter of 2013 to have an impact on our results of operations or financial position.

Goodwill and Other Intangible Assets, net	12 Months Ended
Dec. 31, 2012
Goodwill and Other Intangible Assets, net

(4) Goodwill and Other Intangible Assets, net

The following table presents changes in the carrying value of goodwill by segment (in millions):

	North	European	Science
	American Lab	Lab	Education	Total
Balance at January 1, 2011	$948.7	$808.4	$—	$1,757.1
Acquisitions (Note 5)	63.0	6.6	—	69.6
Currency translation	(4.3)	(27.1)	—	(31.4)
Other	—	(0.2)	—	(0.2)

Balance at December 31, 2011	1,007.4	787.7	—	1,795.1
Acquisitions (Note 5)	22.0	37.8	—	59.8
Currency translation	2.6	19.6	—	22.2
Other	0.1	0.2	—	0.3

Balance at December 31, 2012	$1,032.1	$845.3	$—	$1,877.4

The following table presents the gross amount of goodwill and accumulated impairment losses by segment (in millions):

	December 31, 2012			December 31, 2011
	Gross	Accumulated	Net	Gross	Accumulated	Net
	Carrying	Impairment	Carrying	Carrying	Impairment	Carrying
	Amount	Losses	Amount	Amount	Losses	Amount
North American Lab	$1,127.6	$95.5	$1,032.1	$1,102.9	$95.5	$1,007.4
European Lab	845.3	—	845.3	787.7	—	787.7
Science Education	99.8	99.8	—	99.8	99.8	—

Total goodwill	$2,072.7	$195.3	$1,877.4	$1,990.4	$195.3	$1,795.1

The following table presents the components of other intangible assets (in millions):

	December 31, 2012			December 31, 2011
	Gross		Net	Gross		Net
	Carrying	Accumulated	Carrying	Carrying	Accumulated	Carrying
	Amount	Amortization	Amount	Amount	Amortization	Amount
Amortizable intangible assets:
Customer relationships:
North American Lab	$831.4	$218.8	$612.6	$813.2	$173.9	$639.3
European Lab	503.9	136.9	367.0	469.0	107.3	361.7
Science Education	131.0	36.0	95.0	131.0	29.5	101.5
Chemical supply agreement	52.8	41.5	11.3	51.7	33.2	18.5
Other	33.7	15.5	18.2	27.9	10.5	17.4

Total amortizable intangible assets	1,552.8	448.7	1,104.1	1,492.8	354.4	1,138.4
Indefinite-lived intangible assets:
Trademarks and tradenames	683.1	—	683.1	676.8	—	676.8

Total other intangible assets	$2,235.9	$448.7	$1,787.2	$2,169.6	$354.4	$1,815.2

During the years ended December 31, 2012, 2011 and 2010, we recognized customer relationships and other amortizable intangible assets associated with acquisitions of $44.0 million, $69.3 million and $12.6 million, respectively, with weighted average amortization periods of 11.4 years, 9.7 years and 9.3 years, respectively (Note 5).

As of December 31, 2012, the weighted average amortization periods for customer relationships in North American Lab, European Lab, and Science Education were 18.9 years, 19.1 years and 20.0 years, respectively. The weighted average amortization periods for the chemical supply agreement, other amortizable intangible assets and total amortizable intangible assets were 7.0 years, 7.6 years and 18.8 years, respectively.

The following table presents amortization expense for each of the reporting periods (in millions):

	Year Ended December 31,
	2012	2011	2010
Amortization expense	$89.9	$88.6	$81.6

The estimated amortization expense for each of the five succeeding years and thereafter is as follows (in millions):

Year ending December 31,
2013	$91.7
2014	86.2
2015	82.0
2016	80.8
2017	80.2
Thereafter	683.2

$1,104.1

Acquisitions	12 Months Ended
Dec. 31, 2012
Acquisitions

(5) Acquisitions

Our results of operations include the effects of certain business acquisitions (collectively, the “Acquisitions”) noted below as well as other miscellaneous acquisitions:

•	On September 1, 2010, we acquired the scientific distribution businesses of EBOS Group Limited (collectively “ANZ Lab”). ANZ Lab distributes general laboratory supplies and life science products in Australia and New Zealand.

•	On September 1, 2010, we acquired Labart sp. z o.o (“Labart”), and on March 31, 2011, we acquired Alfalab Hurtownia Chemiczna Sp. z o.o (“Alfalab”). Labart and Alfalab are scientific laboratory supply distributors in Poland.

•	On February 1, 2011, we acquired AMRESCO Inc. (“AMRESCO”), a domestic supplier and manufacturer of high quality biochemicals and reagents for molecular biology, life sciences, proteomics, diagnostics, molecular diagnostics and histology areas of research and production.

•	On May 2, 2011, we acquired Trenka Industriebedarf Handelsgesellschaft m.b.H. (“Trenka”), a distributor of industrial clothing, testing equipment and personal protection equipment in Austria.

•	On June 1, 2011, we acquired BioExpress Corp. (“BioExpress”), a domestic distributor of laboratory supplies in the education, biotechnology and government market segments.

•	On August 1, 2011, we acquired Anachemia Canada Inc. and its affiliates (“Anachemia”). Anachemia, based in Montreal, Canada, manufactures certain chemicals and materials and distributes chemicals, laboratory supplies and equipment in Canada, the United States, South America and Mexico.

•	On September 1, 2011, we acquired LabPartner (Shanghai) Co., Ltd. (“LabPartner”). LabPartner is based in Shanghai, China and provides lab equipment, reagents, consumables and services for research and development.

•	On September 1, 2011, we acquired INTERNATIONAL P.B.I. S.p.A. (“PBI”), a distributor of laboratory equipment and products in Italy.

•	On April 2, 2012, we acquired VITRUM Praha, spol. s.r.o. and VITRUM Roznov s.r.o. (collectively, “VITRUM”), distributors of scientific laboratory supplies in the Czech Republic.

•	On June 1, 2012, we acquired basan Germany GmbH, including its subsidiaries with operations in Germany, the Netherlands, France, Italy, Singapore and Malaysia (collectively, “basan”). Basan is a distributor of products and related services for cleanrooms in Europe and southeast Asia.

•	On September 3, 2012, we acquired the mining laboratory supply business of KLEN International (“KLEN”) with operations in Australia.

•	On September 6, 2012, we acquired Sovereign Group (“Sovereign”), a distributor of laboratory products with distribution centers and sales organizations in Brazil, Argentina and the United States.

•	On November 1, 2012, we acquired Lab3 Limited (“Lab3”), a distributor of scientific laboratory supplies and services headquartered in the United Kingdom.

•	On December 4, 2012, we acquired Labonord SAS and Switch BVBA (“Labonord” and “Switch,” respectively). Labonord is a distributor of consumables and chemicals based in France. Belgium-based Switch manufactures cytology and histology reagents and dyes which are distributed through Labonord and an independent distribution partner to customers in France, Belgium and the Netherlands.

The Acquisitions were funded through a combination of cash and cash equivalents on hand and incremental borrowings under the Company’s credit facilities. The results of ANZ Lab, AMRESCO, BioExpress, Anachemia, LabPartner, KLEN and Sovereign have been included in our North American Lab segment and the results of Labart, Alfalab, Trenka, PBI, VITRUM, Lab3, Labonord and Switch have been included in our European Lab segment, each from their respective dates of acquisition. The results of basan from its date of acquisition have been included in our European Lab segment, except for basan’s operations in southeast Asia, which are included in our North American Lab segment.

None of the Acquisitions had an individually material impact on our financial statements. The aggregate purchase price, net of cash acquired, for the acquisitions made during 2012 was approximately $117.0 million, comprised of $13.0 million of net tangible assets, $44.0 million of intangible assets, and a residual amount of $60.0 million allocated to goodwill.

The aggregate purchase price, net of cash acquired, for the acquisitions made during 2011 was approximately $169.5 million, comprised of $28.9 million of net tangible assets, $69.3 million of intangible assets, and a residual amount of $71.3 million allocated to goodwill.

The aggregate purchase price, net of cash acquired, for the acquisitions made during 2010 was approximately $35.7 million, comprised of $8.6 million of net tangible assets, $12.6 million of intangible assets, and a residual amount of $14.5 million allocated to goodwill.

The purchase price allocations for the acquisitions of KLEN, Sovereign, Lab3, Labonord and Switch are preliminary pending finalization of closing balance sheets and may be adjusted subsequently.

The following unaudited supplemental pro-forma financial information presents a summary of the consolidated results of operations of the Company as if the Acquisitions had occurred as of January 1, 2011 (in millions):

	Year Ended December 31,
	2012	2011
Net sales	$4,203.1	$4,379.5
Income before income taxes	18.1	102.8

These pro-forma results have been prepared for comparative purposes only. These results do not purport to be indicative of the results of operations which actually would have resulted had the Acquisitions occurred on January 1, 2011, or of the future results of operations of the Company.

Impairments of Goodwill and Intangible Assets	12 Months Ended
Dec. 31, 2012
Impairments of Goodwill and Intangible Assets

(6) Impairments of Goodwill and Intangible Assets

(a) North American Lab and European Lab Reporting Units

Annual Impairment Testing

We performed annual impairment assessments of our indefinite-lived intangible assets and goodwill as of October 1, 2012, 2011 and 2010. At each of those dates, we determined that there was no measured impairment of our North American Lab and European Lab indefinite-lived intangible assets, and in connection with our impairment assessments of goodwill, that the estimated fair values of our North American Lab and European Lab reporting units exceeded their respective carrying values. Accordingly, no impairment charges were recognized.

For our annual assessment of indefinite-lived intangible assets at October 1, 2012, the amount by which their estimated fair value exceeded their carrying value was approximately $63 million for our North American Lab indefinite-lived intangible assets and approximately $110 million for our European Lab indefinite-lived intangible assets. For our annual assessment of goodwill at October 1, 2012, the amount by which its estimated fair value exceeded its carrying value was approximately $225 million in our North American Lab reporting unit and approximately $575 million in our European Lab reporting unit.

(b) Science Education Reporting Unit

Annual Impairment Testing

We performed an annual impairment assessment of our Science Education reporting unit’s indefinite-lived intangible assets, which consist of trademarks and tradenames, as of October 1, 2012, and we determined that there was no measured impairment. The amount by which their estimated fair value exceeded their carrying value was approximately $2 million.

Interim Impairment Testing

We observed declines in the operating results of our Science Education reporting unit during each of the seasonally-significant third calendar quarters of 2011 and 2010. The operating results of this reporting unit continue to be negatively impacted by unfavorable industry conditions and a highly competitive environment, as U.S. school districts continue to face budget shortfalls and funding pressures. Industry conditions have also created increased pricing pressure as competitors seek to restore volume. These developments led us to reduce forecasted sales and profitability. Accordingly, we performed interim impairment assessments of Science Education’s intangible and other long-lived assets as of September 30, 2011 and 2010.

We evaluated indefinite-lived intangible assets for impairment prior to testing amortizable intangible assets, other long-lived assets, and goodwill. At September 30, 2011 and 2010, the carrying values of Science Education’s indefinite-lived intangible assets were $18.7 million and $30.0 million, respectively, which exceeded their estimated fair values of $15.4 million and $18.7 million, respectively. As a result, we recognized pre-tax impairment charges of $3.3 million and $11.3 million during the years ended December 31, 2011 and 2010.

We evaluated the recoverability of Science Education’s amortizable intangible assets and other long-lived assets at September 30, 2011 and 2010, by comparing the carrying value of the Science Education asset group to the estimated undiscounted future cash flows expected to be generated by those assets. We determined at each testing date that the carrying value of the Science Education asset group did not exceed its estimated undiscounted future cash flows. Therefore no impairment was measured or recognized.

At September 30, 2011, the goodwill of the Science Education reporting unit had been fully impaired and no impairment testing was necessary. We evaluated goodwill for impairment as of September 30, 2010, using a two-step assessment. At September 30, 2010, goodwill had a carrying value of $36.8 million. In Step 1, the carrying value of the Science Education reporting unit exceeded its estimated fair value and, therefore, we proceeded to Step 2. In Step 2, our calculation revealed the implied fair value of Science Education’s goodwill was de minimis and, accordingly, we recognized an impairment of the entire $36.8 million carrying value of goodwill as of September 30, 2010.

(c) Other

In connection with the aforementioned interim and annual impairment tests of each reporting unit, we reaffirmed that our trademarks and tradenames have indefinite lives because they do not have legal, regulatory, contractual, competitive or economic limitations and are expected to contribute to the generation of cash flows indefinitely.

Should our planned revenue, cash flow growth, or market conditions be adversely affected due to, among other things, negative macroeconomic or industry-specific factors, or should we experience adverse changes in market factors such as discount rates, valuation multiples derived from comparable publicly traded companies, or control premiums derived from market transactions, additional impairment charges against goodwill and intangible assets may be required. See Note 13(e) for further discussion of the non-recurring fair value measurements made in connection with our impairment testing of goodwill and other intangible assets.

Property and Equipment	12 Months Ended
Dec. 31, 2012
Property and Equipment

(7) Property and Equipment

Property and equipment, net, for each of the reporting periods is shown in the table below (in millions):

	December 31,
	2012	2011
Land	$17.7	$15.7
Buildings and improvements	147.0	118.3
Equipment and computer software	225.8	172.3
Capital additions in process	3.8	27.6

	394.3	333.9
Less accumulated depreciation	(160.2)	(123.9)

Property and equipment, net	$234.1	$210.0

Depreciation expense, including amortization of assets recorded under capital leases, for each of the reporting periods is shown in the table below (in millions):

	Year Ended December 31,
	2012	2011	2010
Depreciation expense	$36.0	$32.3	$34.9

Accrued Expenses	12 Months Ended
Dec. 31, 2012
Accrued Expenses

(8) Accrued Expenses

The components of accrued expenses for each of the reporting periods is shown in the table below (in millions):

	December 31,
	2012	2011
Other accrued expenses	$65.3	$72.5
Employee-related accruals	58.9	75.0
Accrued interest	22.6	38.4
Income taxes payable	10.3	20.5
Non-income taxes payable	20.9	19.9
Interest rate swap arrangements	—	12.3
Deferred income taxes	8.5	8.0
Cost reduction-related accruals	15.6	6.0

	$202.1	$252.6

The Company has undertaken cost reduction initiatives in its existing businesses as well as in its acquired businesses. Cost reduction initiatives typically include severance and facility closure costs. Expenses associated with such actions recognized in our statements of operations during the years ended December 31, 2012, 2011 and 2010, were $16.9 million, $5.9 million and $3.1 million, respectively. As of December 31, 2012 and 2011, $15.6 million and $6.0 million, respectively, of our aggregate liabilities were included in accrued expenses and $2.9 million and $5.5 million, respectively, were included in other long-term liabilities.

Debt	12 Months Ended
Dec. 31, 2012
Debt

(9) Debt

Our debt consists of term loans and a multi-currency revolving loan facility under a senior secured credit facility (the “Senior Secured Credit Facility”), 7.25% unsecured senior notes due 2017 (the “7.25% Senior Notes”), 10.75% unsecured senior subordinated notes due 2017 (the “Senior Subordinated Notes”), an accounts receivable securitization facility due 2014 (the “A/R Facility”), compensating cash balance, capital lease obligations, 8% unsecured senior subordinated notes due 2014 (the “Predecessor Senior Subordinated Notes”) and other debt.

The following table presents the carrying value of our debt obligations (in millions):

	December 31,
	2012	2011
Senior Secured Credit Facility	$1,475.7	$1,367.7
10.25% Senior Notes	—	713.0
7.25% Senior Notes	750.0	—
10.75% Senior Subordinated Notes	526.5	522.9
A/R Facility	117.2	101.0
Compensating cash balance	246.9	185.4
Capital leases	19.7	17.2
8% Predecessor Senior Subordinated Notes	1.0	1.0
Other debt	11.6	0.5

Total debt	3,148.6	2,908.7
Less current portion	(393.5)	(214.5)

Long term-portion	$2,755.1	$2,694.2

The following table summarizes the principal maturities of our debt as of December 31, 2012, taking into consideration the Incremental Amendment to our Senior Secured Credit Facility on January 31, 2013 discussed below (in millions):

	2013	2014	2015	2016	2017	Thereafter	Total
Senior Secured Credit Facility —term loans	$16.1	$14.1	$14.1	$14.1	$1,302.8	$—	$1,361.2
Senior Secured Credit Facility —revolving facility	—	—	—	114.5	—	—	114.5
7.25% Senior Notes	—	—	—	—	750.0	—	750.0
10.75% Senior Subordinated Notes	—	—	—	—	526.5	—	526.5
A/R Facility	—	117.2	—	—	—	—	117.2
Compensating cash balance	246.9	—	—	—	—	—	246.9
Capital leases	4.4	3.8	3.1	3.4	1.9	3.1	19.7
8% Predecessor Senior Subordinated Notes	—	1.0	—	—	—	—	1.0
Other debt	11.6	—	—	—	—	—	11.6

Total debt	$279.0	$136.1	$17.2	$132.0	$2,581.2	$3.1	$3,148.6

(a) Senior Secured Credit Facility

Our Senior Secured Credit Facility is with a syndicate of lenders and provides for aggregate maximum borrowings consisting of (1) term loans denominated in Euros in an aggregate principal amount outstanding as of December 31, 2012, of €580.5 million ($767.7 million on a U.S. dollar equivalent basis as of December 31, 2012), (2) term loans denominated in U.S. dollars in an aggregate principal amount outstanding as of December 31, 2012, of $593.5 million and (3) a multi-currency revolving loan facility, providing for an equivalent in U.S. dollars of up to $241.3 million in multi-currency revolving loans (inclusive of swingline loans of up to $25.0 million and letters of credit of up to $70.0 million).

As of December 31, 2012, an aggregate U.S. dollar equivalent of $114.5 million was outstanding under the multi-currency revolving loan facility, consisting of $13.2 million of swingline loans and revolving loans of £7.0 million ($11.3 million on a U.S. dollar equivalent basis as of December 31, 2012) and $90.0 million. In addition, we had $17.4 million of undrawn letters of credit outstanding. As of December 31, 2012, we had $109.4 million of available borrowing capacity under the multi-currency revolving loan facility.

On June 4, 2012, we completed an amendment of our Senior Secured Credit Facility (the “Amendment”). The Amendment extended €481.2 million of our Euro term loan facility (the “Extended Euro Term Loans”) and $243.6 million of our U.S. dollar term loan facility (the “Extended Dollar Term Loans” and together with the Extended Euro Term Loans, the “Extended Term Loans”). In addition, the Amendment extended $241.3 million of our existing $250.0 million revolving credit commitments (the “Extended Revolving Commitments”). Subsequently, in June 2012, the non-extended portion of our revolving credit commitments, which was scheduled to mature on June 29, 2013, was terminated. Fees paid to lenders and third parties in connection with the Amendment of approximately $5.0 million were deferred and are being recognized as expense in part over the original term of maturity and in part over the extended terms of maturity. Third party fees and fees paid to lenders of approximately $0.7 million were expensed as incurred during the second quarter of 2012.

On January 31, 2013, we completed another amendment of our Senior Secured Credit Facility (the “Incremental Amendment” and together with the Amendment, the “Facility Amendments”). Pursuant to the Incremental Amendment, the Company obtained $351.7 million of senior secured U.S. dollar term loans (the “Incremental Dollar Term Loans”) and €101.5 million of senior secured Euro term loans (the “Incremental Euro Term Loans” and, together with the Incremental Dollar Term Loans, the “Incremental Term Loans”). Proceeds from the Incremental Term loans were subsequently used to repay all non-extended term loans that were scheduled to mature on June 29, 2014. Fees paid to the arranger of this financing and other third parties in connection with the Incremental Amendment of approximately $2.3 million will be deferred and recognized as expense over the term of maturity.

Maturity; Prepayments

The Extended Revolving Commitments will mature and lending commitments thereunder will terminate on April 3, 2016. The Extended Term Loans and Incremental Term Loans will mature on April 3, 2017.

Subject to any mandatory or optional prepayments, the principal amounts of the term loans require quarterly payments which commenced on September 30, 2009, equal to 0.25% of their respective original principal amounts drawn, with the final payment due at maturity. A pre-payment premium equal to 1% of the principal amount of term loans being prepaid will be imposed upon any prepayment of term loans if such prepayment is made in connection with the incurrence of any new long-term financing incurred primarily for the purpose of repaying or refinancing the Extended Term Loans or the Incremental Term Loans prior to the first anniversary of the Amendment in the case of the Extended Term Loans (i.e., June 4, 2013) and the Incremental Amendment in the case of the Incremental Term Loans (i.e., January 31, 2014), respectively.

Security; Guarantees

The obligations under the Senior Secured Credit Facility are guaranteed by VWR Investors, the Company and each of the Company’s wholly owned U.S. subsidiaries other than its U.S. foreign subsidiary holding companies (collectively, the “Subsidiary Guarantors”). In addition, the Senior Secured Credit Facility and the guarantees thereunder are secured by (1) security interests in and pledges of or liens on substantially all of the tangible and intangible assets of VWR Investors, the Company and the Subsidiary Guarantors and (2) pledges of 100% of the capital stock of each of the Subsidiary Guarantors and 65% of the capital stock of each of its U.S. foreign subsidiary holding companies.

Interest

At our election, the interest rates on all U.S. dollar loans, other than swingline loans, may generally be based on either (1) the then applicable British Bankers Association London Interbank Offered Rate (commonly known as U.S. Libor) plus a variable margin, or (2) the then applicable alternate base rate (defined as the greater of the U.S. Prime lending rate or the Federal Funds effective rate plus 0.5%) plus a variable margin. Swingline loans will be denominated only in U.S. dollars and based on the alternate base rate plus a variable margin. All loans denominated in Euros will generally be based on the then applicable interest rate determined by the Banking Federation of the European Union (commonly known as the Euribor rate) plus a variable margin. All loans denominated in currencies other than U.S. dollars and Euros will generally be based on the then applicable London Interbank Offered Rate for each respective loan and currency of denomination plus a variable margin. Pricing on the Company’s Extended Revolving Commitments is subject to reductions upon achievement of certain financial ratios.

As of December 31, 2012, the weighted average interest rates on the U.S. dollar-denominated and Euro-denominated term loans were 3.42% and 4.26%, respectively, and the weighted average interest rate under the multi-currency revolving loan facility was 4.05%. As of December 31, 2012, the weighted average interest rates include a variable margin of 2.50% for the non-extended term loans, 4.25% for the Extended Dollar Term Loans, 4.50% for the Extended Euro Term Loans and 3.75% on loans outstanding under the Extended Revolving Commitments. The Incremental Dollar Term Loans will bear interest at a rate of LIBOR plus a variable margin of 4.00% per annum (or alternate base rate plus 3.00% per annum) and the Incremental Euro Term Loans will bear interest at a rate of Euribor plus a variable margin of 4.25% per annum. See Note 13(c) for information on our interest rate swap arrangements.

Fees

The Company pays quarterly fees with respect to the Senior Secured Credit Facility, including (1) a commitment fee equal to 0.375% per annum on the unused portion of the multi-currency revolving loan facility (subject to two step downs if certain net leverage ratios are met), (2) letter of credit fees consisting of a participation fee (equal to the then applicable Euro dollar variable margin on the multi-currency revolving loan facility times any outstanding letters of credit), (3) a fronting fee (equal to 0.125% on the outstanding undrawn letters of credit paid to the issuing bank) and (4) administrative fees.

Covenants

The Senior Secured Credit Facility contains a number of customary affirmative and negative covenants. The Amendment includes a financial maintenance covenant for the benefit of the Extended Revolving Commitments requiring us to maintain a Senior Secured Net Leverage Ratio (as defined) of not more than 5.50:1.00. As of December 31, 2012, the Company was in compliance with the covenants under the Senior Secured Credit Facility.

Subject to the Company’s continued compliance with its covenants, the Company may request additional tranches of term loans or increases in the amount of commitments under the Senior Secured Credit Facility. The actual extension of any such incremental term loans or increases in commitments would be subject to the Company and its lenders reaching agreement on applicable terms and conditions, which may depend on market conditions at the time of any request. The Company may add incremental term loan facilities and revolving loan commitments in an aggregate amount not to exceed the lesser of (x) $300.0 million or (y) the maximum amount at such time that could be incurred without causing the Total Net Leverage Ratio (as defined) to exceed 9.50:1.00 on a pro forma basis as of the last day of the most recent determination period, in each case, subject to certain other restrictions contained in the Facility Amendments.

(b) Senior Notes

10.25% Senior Notes

In connection with the issuance of the 7.25% Senior Notes (described below), on August 20, 2012, the Company commenced a tender offer to purchase any and all of its $713.0 million aggregate principal amount of 10.25% Senior Notes then outstanding. On September 4, 2012, the Company accepted for purchase an aggregate principal amount of $102.7 million of the 10.25% Senior Notes that were tendered. In connection with these transactions, the Company recognized a loss on the extinguishment of long-term debt of $4.2 million during the third quarter of 2012. The loss includes $3.1 million in tender premiums paid, $0.9 million for the write-off of a portion of the unamortized deferred financing costs related to the 10.25% Senior Notes, and $0.2 million of third party fees and fees paid to lenders.

Concurrently, on September 4, 2012, the Company irrevocably called for redemption, on October 4, 2012, the remaining $610.3 million aggregate principal amount of 10.25% Senior Notes outstanding and deposited $639.6 million of cash received upon the issuance of the 7.25% Senior Notes, representing the redemption price, call premium plus all interest payable through the settlement date, in an account with the trustee for the 10.25% Senior Notes. In connection with such redemption notice and deposit, the indenture pursuant to which the 10.25% Senior Notes were issued was discharged.

On October 4, 2012, the final redemption of the 10.25% Senior Notes was completed and all funds were remitted to the note holders, discharging the Company of all remaining obligations. Accordingly, the Company recognized an additional loss on the extinguishment of long-term debt of $21.3 million in the fourth quarter of 2012, such loss includes $15.6 million in redemption premiums and $5.7 million for the write-off of the remaining unamortized deferred financing costs.

7.25% Senior Notes

The Company funded the purchases and redemption of the 10.25% Senior Notes with the issuance of $750.0 million aggregate principal amount of 7.25% Senior Notes on September 4, 2012.

Fees paid to lenders and third parties in connection with the issuance of the 7.25% Senior Notes of approximately $12.1 million were deferred and are being recognized as expense over the term of maturity.

Ranking

The 7.25% Senior Notes were issued pursuant to an indenture, dated September 4, 2012, by and among the Company and the Subsidiary Guarantors. The 7.25% Senior Notes, and related guarantees, are unsecured obligations of the Company and are subordinate to all of the Company’s and the Subsidiary Guarantors’ obligations under all secured indebtedness, including any borrowings under the Senior Secured Credit Facility to the extent of the value of the assets securing such obligations, and are effectively subordinate to all obligations of each of the Company’s subsidiaries that is not a guarantor of the 7.25% Senior Notes. The 7.25% Senior Notes, and related guarantees, rank equally with all of the Company’s existing and future unsecured debt and ranks senior to all of the Company existing and future subordinated indebtedness, including the Senior Subordinated Notes.

Maturity

The 7.25% Senior Notes will mature on September 15, 2017. Interest on the 7.25% Senior Notes is payable twice a year, on each March 15 and September 15, commencing on March 15, 2013, at a rate of 7.25% per annum.

Guarantees

The obligations under the 7.25% Senior Notes are guaranteed, jointly and severally and fully and unconditionally, on an unsubordinated basis by each of the Subsidiary Guarantors. The Subsidiary Guarantors’ obligations under the guarantees of the 7.25% Senior Notes are not secured by any of the Company’s assets or the Subsidiary Guarantors’ assets.

Redemption

The Company may redeem some or all of the 7.25% Senior Notes at any time prior to September 15, 2016, at a price equal to 100% of the principal amount, plus any accrued and unpaid interest to the date of redemption, plus a declining “make whole” premium. The Company will be able to redeem some or all of the 7.25% Senior Notes at 105.438% and 102.719% of their aggregate principal amount during the twelve-month period beginning September 15, 2014 and 2015, respectively. At any time prior to September 15, 2014, the Company may redeem up to 35% of the original aggregate principal amount of the 7.25% Senior Notes at a redemption price equal to 107.250% of their aggregate principal amount, plus accrued interest, with the net cash proceeds of one or more equity offerings provided that (1) at least 65% of the aggregate principal amount of the 7.25% Senior Notes issued under the indenture (including any additional notes) must remain outstanding immediately after the occurrence of each such redemption and (2) the redemption occurs within 90 days of the date of the closing of such equity offering. The Company is required to offer to purchase the 7.25% Senior Notes at 101% of their aggregate principal amount, plus accrued interest to the repurchase date, if it experiences specific kinds of changes in control.

Registration Rights

The Company entered into a Registration Rights Agreement with respect to the 7.25% Senior Notes (the “7.25% Senior Notes Registration Rights Agreement”). Under the 7.25% Senior Notes Registration Rights Agreement, the Company is obligated to (1) file and use its commercially reasonable efforts to cause to become effective a registration statement with respect to an offer to exchange the 7.25% Senior Notes for other freely tradable notes issued by the Company that have substantially identical terms, or (2) file with the Securities and Exchange Commission (“SEC”) and use its commercially reasonable efforts to cause to become effective a shelf registration statement relating to the resales of the 7.25% Senior Notes if the Company is not able to effect the exchange offer.

The Company will be obligated to pay additional interest on the 7.25% Senior Notes in certain instances, including if it does not file the registration statement within 270 days of the closing of the issuance of the 7.25% Senior Notes or complete the related exchange offer within 30 business days of the effective date of the registration statement. If the Company fails to satisfy certain of the registration obligations under the 7.25% Senior Notes Registration Rights Agreement, it will be subject to a registration default and the annual interest on the 7.25% Senior Notes will increase by 0.25% per annum for the first 90 days of the registration default period and increase by an additional 0.25% per annum for each subsequent 90-day period that elapses during such registration default period, up to a maximum additional interest rate of 1.0% per annum.

The Company intends to complete the aforementioned exchange offer within the time frame stipulated in the 7.25% Senior Notes Registration Rights Agreement.

Covenants

The indenture governing the 7.25% Senior Notes contain covenants that, among other things, limits the Company’s ability and that of its restricted subsidiaries to make restricted payments, pay dividends, incur or create additional indebtedness, issue preferred stock, make certain dispositions outside the ordinary course of business, execute certain affiliate transactions, create liens on assets of the Company and restricted subsidiaries, and materially change our lines of business.

As of December 31, 2012, the Company was in compliance with the indenture and related requirements governing the 7.25% Senior Notes.

(c) Senior Subordinated Notes

Ranking

The Senior Subordinated Notes were issued pursuant to an indenture, dated June 29, 2007, by and among the Company and the Subsidiary Guarantors. The Senior Subordinated Notes, and related guarantees, are unsecured obligations of the Company and are subordinate to all of the Company’s and the Subsidiary Guarantors’ obligations under the 7.25% Senior Notes and all secured indebtedness, including any borrowings under the Senior Secured Credit Facility to the extent of the value of the assets securing such obligations, and are effectively subordinate to all obligations of each of the Company’s subsidiaries that is not a guarantor of the Senior Subordinated Notes.

Maturity; Interest

The Senior Subordinated Notes are denominated in Euros in an aggregate principal amount currently outstanding of €126.9 million ($167.8 million on a U.S. dollar equivalent basis as of December 31, 2012) and in U.S. dollars in an aggregate principal amount currently outstanding of $358.7 million. The Senior Subordinated Notes will mature on June 30, 2017. Interest on the Senior Subordinated Notes is payable quarterly on March 31, June 30, September 30 and December 31 of each year at a rate of 10.75% per annum.

Guarantees

The obligations under the Senior Subordinated Notes are guaranteed, jointly and severally and fully and unconditionally, on an unsubordinated basis by each of the Subsidiary Guarantors. The Subsidiary Guarantors’ obligations under the guarantees of the Senior Subordinated Notes are not secured by any of the Company’s assets or the Subsidiary Guarantors’ assets.

Redemption

Beginning June 30, 2012, the Company, at its option, became able to redeem some or all of the Senior Subordinated Notes at any time at declining redemption prices that started at 105.375% of their aggregate principal amount and are reduced to 100% of their aggregate principal amount on or after June 30, 2014. The Company is required to offer to purchase the Senior Subordinated Notes at 101% of their aggregate principal amount, plus accrued interest to the repurchase date, if it experiences specific kinds of changes in control.

Registration Rights

The Company entered into a Registration Rights Agreement with respect to the Senior Subordinated Notes (the “Subordinated Notes Registration Rights Agreement”). Under the Subordinated Notes Registration Rights Agreement, the Company is obligated, upon the request of holders of a majority in principal amount of the Senior Subordinated Notes, to (1) file and cause to become effective a registration statement with respect to an offer to exchange the Senior Subordinated Notes for other freely tradable notes that have substantially identical terms, or (2) file with the SEC and cause to become effective a shelf registration statement relating to the resales of the Senior Subordinated Notes if the Company is not able to effect the exchange offer. The Company is obligated to pay additional interest on the Senior Subordinated Notes in certain instances, including if we do not file the registration statement within 90 days following a request or completed the related exchange offer within 30 days of the effective date of the registration statement. If the Company fails to satisfy certain of the registration obligations under the Subordinated Notes Registration Rights Agreement, it will be subject to a registration default and the annual interest on the Senior Subordinated Notes will increase by 0.25% per annum and by an additional 0.25% per annum for each subsequent 90-day period during which the registration default continued, up to a maximum additional interest rate of 1.0% per annum.

If we determine a registration payment arrangement is probable and can be reasonably estimated, a liability will be recorded. As of December 31, 2012, we concluded the likelihood of having to make any payments under the 7.25% Senior Notes Registration Rights Agreement or the Subordinated Notes Registration Rights Agreement was remote, and therefore we did not record a contingent liability.

Covenants

The indenture governing the Senior Subordinated Notes contain covenants that, among other things, limits the Company’s ability and that of its restricted subsidiaries to make restricted payments, pay dividends, incur or create additional indebtedness, issue preferred stock, make certain dispositions outside the ordinary course of business, execute certain affiliate transactions, create liens on assets of the Company and restricted subsidiaries, and materially change our lines of business.

As of December 31, 2012, the Company was in compliance with the indenture and related requirements governing the Senior Subordinated Notes.

(d) A/R Facility

The A/R Facility provides for funding in an aggregate principal amount not to exceed $200.0 million and will terminate on November 4, 2014. The A/R Facility involves certain of our domestic wholly-owned subsidiaries (the “Originators”) selling on an on-going basis all of their trade accounts receivable, together with all related security and interests in the proceeds thereof, without recourse, to a wholly owned, bankruptcy-remote, subsidiary of VWR International, LLC (“VWR”), VWR Receivables Funding, LLC (“VRF”) in exchange for a combination of cash and subordinated notes issued by VRF to the Originators. VRF, in turn, has the ability to sell undivided ownership interests in the accounts receivable, together with customary related security and interests in the proceeds thereof, to certain commercial paper conduit purchasers and/or financial institutions (the “A/R Purchasers”) in exchange for cash proceeds or letters of credit. The receivables sold to VRF are available first and foremost to satisfy claims of the creditors of VRF and are not available to satisfy the claims of creditors of the Originators or the Company.

Proceeds from the sale of undivided ownership interests in qualifying receivables under the A/R Facility have been reflected as long-term debt on our consolidated balance sheet. VWR will remain responsible for servicing the receivables sold to third-party entities and financial institutions and will pay certain fees related to the sale of receivables under the A/R Facility.

As of December 31, 2012, $117.2 million was outstanding under the A/R Facility, we had $11.0 million of undrawn letters of credit outstanding, and we had $0.0 million of available borrowing capacity. Availability of funding under the A/R Facility depends primarily upon maintaining sufficient trade accounts receivable. As of December 31, 2012, the interest rate applicable to borrowings outstanding under the A/R Facility was 1.75%.

The A/R Facility includes representations and covenants that we consider usual and customary for arrangements of this type and includes a consolidated interest expense test if the Company’s available liquidity is less than $125.0 million. In addition, borrowings under the A/R Facility are subject to termination upon the occurrence of certain termination events that we also consider usual and customary. As of December 31, 2012, the Company was in compliance with the covenants under the A/R Facility.

(e) Compensating Cash Balance

Our foreign subsidiaries obtain their liquidity from our notional and physical global cash pooling arrangements or from formal or informal lines of credit offered by local banks. Our compensating cash balance represents bank overdraft positions of subsidiaries participating in our notional global cash pooling arrangement with a third-party bank. Due to the nature of these overdrafts, all amounts have been classified within the current portion of debt at each period end. As of December 31, 2012, our compensating cash balance was $246.9 million.

The borrowings drawn by our foreign subsidiaries from local banks are limited in the aggregate by certain covenants contained within the Senior Secured Credit Facility and the indentures governing the 7.25% Senior Notes and Senior Subordinated Notes. The borrowings available to our foreign subsidiaries under our notional cash pooling arrangement are limited in the aggregate by the amount of compensating cash balances supporting the notional cash pooling arrangement.

(f) Other

Substantially all of the debt obligations of the Company outstanding prior to the consummation of the Merger were repaid or redeemed through the tender offers and redemptions as of the Merger. As of December 31, 2012 and 2011, $1.0 million of Predecessor Senior Subordinated Notes remain outstanding. Effective on the closing date of the Merger, the indenture relating to the Predecessor Senior Subordinated Notes was amended pursuant to a supplemental indenture, which eliminated substantially all of the restrictive covenants and certain events of default and related provisions in the indenture.

Income Taxes	12 Months Ended
Dec. 31, 2012
Income Taxes

(10) Income Taxes

(a) Income Tax Provision

The components of income before income taxes are as follows (in millions):

	Year Ended December 31,
	2012	2011	2010
United States	$(78.2)	$(12.1)	$(47.9)
Foreign	90.1	100.2	97.4

Total income before income taxes	$11.9	$88.1	$49.5

The components of income tax provision are as follows (in millions):

	Year Ended December 31,
	2012	2011	2010
Current:
Federal	$(10.2)	$(9.8)	$—
State	(1.1)	(1.5)	(0.3)
Foreign	(34.6)	(34.4)	(26.5)

	(45.9)	(45.7)	(26.8)

Deferred:
Federal	24.9	3.0	(4.0)
State	2.3	(3.0)	(2.0)
Foreign	10.6	15.3	4.8

	37.8	15.3	(1.2)

Total income tax provision	$(8.1)	$(30.4)	$(28.0)

During the years ended December 31, 2012 and 2011, in addition to providing an income tax provision of $8.1 million and $30.4 million, respectively, in our statements of operations, the Company also recorded net deferred tax liabilities through goodwill of $12.1 million and $6.5 million, respectively, and net deferred tax assets through stockholders’ equity of $1.8 million and $7.2 million, respectively. The deferred tax liabilities recorded through goodwill primarily relate to acquired intangible assets. The deferred tax assets recorded through equity primarily relate to our pension plans.

The provision for income taxes in the accompanying statements of operations differs from the provision calculated by applying the statutory federal income tax rate of 35% due to the following (in millions):

	Year Ended December 31,
	2012	2011	2010
Statutory tax provision	$(4.2)	$(30.8)	$(17.3)
State income taxes, net of federal benefit	0.7	(3.1)	(1.6)
Change in foreign tax rates	(1.4)	7.0	—
Foreign rate differential	5.2	2.8	4.1
Asset impairments	—	—	(8.0)
Nondeductible expenses	(0.6)	(1.1)	(1.3)
Change in valuation allowance	(4.5)	(2.1)	(3.5)
Other, net	(3.3)	(3.1)	(0.4)

Total income tax provision	$(8.1)	$(30.4)	$(28.0)

The tax provision recognized in 2012 is primarily the result of tax expense on foreign operating profits, changes in uncertain tax positions, increases in valuation allowances in foreign jurisdictions and increases in foreign tax rates, partially offset by a tax benefit from domestic operating losses. Other, net includes a $3.1 million provision related to changes in uncertain tax positions for 2012.

The tax provision recognized in 2011 is comprised of tax expense on foreign operating profits and changes in uncertain tax positions, partially offset by a tax benefit from domestic operating losses and a favorable reduction of foreign deferred tax liabilities due to a change in the effective foreign rates. Other, net includes a $2.6 million provision related to changes in uncertain tax positions for 2011.

The tax provision recognized in 2010 is the result of operating profits generated in our foreign operations and net exchange gains (see Note 2(c)) recognized in our domestic operations, partially offset by the tax benefit associated with an impairment of indefinite-lived intangible assets in our Science Education segment (see Note 6(b)). Impairment charges associated with the Company’s goodwill are generally not deductible for tax purposes. Accordingly, our 2010 effective tax provision was negatively impacted.

Our tax benefits or provisions can change significantly due to the volatility of our net exchange gains or losses in our operating results.

The change in valuation allowance above for the years ended December 31, 2012 and 2011, excludes valuation allowances recognized with respect to intercompany transactions, foreign taxes and state net operating losses.

(b) Deferred Tax Assets and Liabilities

Deferred tax assets and liabilities are comprised of the following (in millions):

	December 31,
	2012	2011
Deferred tax assets:
Net operating loss carryforwards	$275.8	$266.6
Pension and other compensation benefits	13.3	14.8
Foreign currency translation loss	8.5	—
Derivative financial instruments	—	5.2
Foreign tax credit and alternative minimum tax carryforwards	8.0	7.9
Inventory overhead capitalization	2.4	2.6
Accrued expenses	3.6	4.6
Receivables	4.9	3.5
Transaction fees	5.5	7.9

	322.0	313.1
Valuation allowances	(95.4)	(79.7)

Total deferred tax assets, net of valuation allowances	226.6	233.4
Deferred tax liabilities:
Intangible assets	596.9	607.2
Property and equipment	8.9	9.9
Inventory valuation	13.1	15.0
Goodwill amortization	29.4	27.1
Foreign currency translation gain	—	19.0
Other	4.7	4.5

Total deferred tax liabilities	653.0	682.7

Net deferred tax liability	$426.4	$449.3

Deferred income taxes have been classified in the accompanying consolidated balance sheets as follows (in millions):

	December 31,
	2012	2011
Deferred tax asset — current (included in other current assets)	$11.6	$7.0
Deferred tax asset — noncurrent	11.8	10.3
Deferred tax liability — current (included in accrued expenses)	(8.5)	(8.0)
Deferred tax liability — noncurrent	(441.3)	(458.6)

Net deferred tax liability	$(426.4)	$(449.3)

The Company evaluates the realization of deferred tax assets taking into consideration such factors as the reversal of existing taxable temporary differences, expected profitability by tax jurisdiction and available carryforward periods. The extent and timing of the reversal of existing taxable temporary differences will influence the extent of tax benefits recognized in a particular year. As of December 31, 2012, the Company had valuation allowances of $95.4 million associated with certain intercompany transactions, foreign net operating loss carryforwards, foreign tax credit carryforwards, short-lived state net operating losses and other deferred tax assets that are not expected to be realized. Should applicable losses, credits and deductions ultimately be realized, the resulting reduction in the valuation allowance will generally be recognized as a component of our income tax provision.

(c) Uncertain Tax Positions

We conduct business globally and, as a result, the Company or one or more of its subsidiaries files income tax returns in the U.S. federal jurisdiction and various state and foreign jurisdictions. In the normal course of business, we are subject to examination by taxing authorities mainly throughout North America and Europe, including jurisdictions in which we have significant operations such as Germany, France, the UK, Belgium, Sweden, Canada, Switzerland and the U.S. We have concluded all U.S. federal income tax matters for years through 2005. Substantially all income tax matters in the major foreign jurisdictions that we operate have been concluded for years through 2006. Substantially all U.S. state and local income tax matters have been finalized through 2007.

As of December 31, 2012 and 2011, the Company had $47.2 million and $31.4 million, respectively, of unrecognized tax benefits, including $0.7 million and $0.3 million, respectively, of accrued interest and penalties related to unrecognized tax benefits. If the Company were to prevail on all uncertain tax positions, the net effect would generally be a benefit to the Company’s income tax provision. We expect a reduction in the liability for unrecognized tax benefits ranging between $1.0 million and $2.0 million within the next twelve months as a result of settlements and the expiration of statues of limitations.

The following table reflects changes in the reserve associated with uncertain tax positions, exclusive of interest and penalties (in millions):

	Year Ended December 31,
	2012	2011	2010
Balance at January 1	$31.1	$4.9	$5.0
Tax positions related to the current year — additions	13.7	14.1	—
Tax positions related to prior years — additions	1.7	13.6	—
Tax positions related to prior years — reductions	—	(1.2)	—
Reductions for settlements with taxing authorities	—	(0.1)	(0.1)
Reductions as a result of a lapse of statutes of limitations	—	(0.2)	—

Balance at December 31	$46.5	$31.1	$4.9

During the year ended December 31, 2012, our reserve for unrecognized tax benefits increased primarily as a result of tax positions we took across various jurisdictions in 2012.

During the year ended December 31, 2011, our reserve for unrecognized tax benefits increased, primarily as a result of a tax return position that was taken on a tax return. This unrecognized tax benefit was previously recorded as an offset to deferred tax assets. Accordingly, there was no impact to our consolidated income tax provision in 2011 because of this filing position.

The development of reserves for these exposures requires judgments about tax issues, potential outcomes and timing of settlement discussions with tax authorities.

(d) Other Matters

Neither income taxes nor foreign withholding taxes have been provided on $523.9 million of cumulative undistributed earnings of foreign subsidiaries as of December 31, 2012. These earnings are considered permanently invested in the business. We make an evaluation at the end of each reporting period as to whether or not some or all of the undistributed earnings are permanently reinvested. Future changes in facts and circumstances could require us to recognize income tax liabilities on the assumption that our foreign undistributed earnings will be distributed to the United States in a manner that attracts a net tax cost. At this time, a determination of the amount of unrecognized deferred tax liabilities is not practicable because of the complexities associated with its hypothetical calculation.

As of December 31, 2012, the Company has federal net operating loss carryforwards of $512.4 million that begin to expire in 2025 and state net operating loss carryforwards of $505.1 million, with a corresponding state tax benefit of $20.2 million, that expire at various times through 2031. In addition, the Company has foreign net operating loss carryforwards of $282.8 million, which predominantly have indefinite expirations. Further, as of December 31, 2012, there are U.S. foreign tax credit carryforwards of $7.0 million that will expire at various times through 2022.

The Company files a consolidated federal and certain state combined income tax returns with its domestic subsidiaries and its parent, VWR Investors.

Benefit Programs	12 Months Ended
Dec. 31, 2012
Benefit Programs

(11) Benefit Programs

The Company sponsors various retirement and other benefit plans. Our significant benefit plans include a defined benefit plan in the United States (the “U.S. Retirement Plan”) and defined benefit plans in Germany, France and the UK (the “German, French and UK Plans”). The Company also sponsors certain other benefit plans applicable to both our U.S. and non-U.S. employees.

(a) U.S. Retirement Plan

The U.S. Retirement Plan is a funded and tax-qualified defined benefit retirement plan that covers substantially all of the Company’s full-time U.S. employees who completed one full year of service as of May 31, 2005. Benefits under the U.S. Retirement Plan were frozen on May 31, 2005. The Company generally funds the minimum amount required by applicable laws and regulations. As of December 31, 2012, the U.S. Retirement Plan covered approximately 3,600 participants. The Company uses a December 31 measurement date for the U.S. Retirement Plan.

The change in benefit obligation, change in plan assets, and reconciliation of funded status were as follows (in millions):

	Year Ended December 31,
	2012	2011
Change in benefit obligation:
Benefit obligation — beginning of year	$217.9	$179.7
Service cost	0.7	0.7
Interest cost	8.8	9.4
Actuarial loss	5.1	34.1
Benefits paid	(6.2)	(6.0)

Benefit obligation — end of year	226.3	217.9

Change in plan assets:
Fair value of plan assets — beginning of year	241.5	213.8
Actual gain on plan assets	29.2	33.7
Benefits paid	(6.2)	(6.0)

Fair value of plan assets — end of year	264.5	241.5

Funded status	$38.2	$23.6

Amounts recognized in the consolidated balance sheet for the U.S. Retirement Plan were as follows (in millions):

	December 31,
	2012	2011
Other assets	$38.2	$23.6
Accumulated other comprehensive income or loss — pre-tax	(28.1)	(18.3)

The amount in accumulated other comprehensive income or loss that has not been recognized as net periodic pension income as of December 31, 2012 relates to an actuarial gain. The accumulated benefit obligation was $226.3 million and $217.9 million as of December 31, 2012 and 2011, respectively.

The following table presents the components of net periodic pension income for the U.S. Retirement Plan (in millions):

	Year Ended December 31,
	2012	2011	2010
Service cost	$0.7	$0.7	$0.6
Interest cost	8.8	9.4	9.3
Expected return on plan assets	(14.3)	(12.2)	(12.0)
Recognized net actuarial gain	—	(0.4)	(0.6)

Net periodic pension income	$(4.8)	$(2.5)	$(2.7)

The following net actuarial gains or losses were included in other comprehensive income or loss (in millions):

	Year Ended December 31,
	2012	2011	2010
Net actuarial gain (loss) included in other comprehensive income or loss	$9.9	$(12.7)	$(6.0)

The net periodic pension income and the projected benefit obligation were based on the following assumptions:

	Year Ended December 31,
	2012	2011	2010
Discount rate for benefit obligation as of year end	3.95%	4.10%	5.40%
Discount rate for net periodic pension income	4.10%	5.40%	5.75%
Expected rate of return on plan assets for net periodic pension income	6.00%	5.80%	6.03%

We select our discount rate by comparing certain bond yield curves available as of year end with Moody’s ratings of “Aa” or “AA,” respectively. Based on our review as of December 31, 2012, we selected 3.95% to adjust for any differences between the maturity of the reference bonds and the weighted average maturity date of our future expected benefit payments. As of December 31, 2012, the investment strategy of the U.S. Retirement Plan is to match the investment asset duration with the pension liability duration. This strategy, utilizing a diversified fixed income fund, attempts to hedge the discounted rate used to present value future pension obligations. The fixed income fund invests in long duration investment grade corporate bonds primarily across industrial, financial and utilities sectors and is managed by a single institution. Surplus assets, the fair market value of assets in excess of benefit obligations, are invested in equity funds.

The estimated fair values of the U.S. Retirement Plan’s assets as of December 31, 2012 and 2011, by asset class were as follows (see Note 13 for more discussion on fair value measurements) (in millions):

	December 31, 2012				December 31, 2011
		Quoted	Significant			Quoted	Significant
		Prices in	Other	Significant		Prices in	Other	Significant
		Active	Observable	Unobservable		Active	Observable	Unobservable
		Markets	Inputs	Inputs		Markets	Inputs	Inputs
Asset Class	Total	(Level 1)	(Level 2)	(Level 3)	Total	(Level 1)	(Level 2)	(Level 3)
Money market funds	$22.2	$—	$22.2	$—	$5.2	$—	$5.2	$—
Fixed income fund	217.8	—	217.8	—	193.0	—	193.0	—
Equity funds	24.5	—	24.5	—	43.3	—	43.3	—

Total	$264.5	$—	$264.5	$—	$241.5	$—	$241.5	$—

The Company does not expect to make contributions to the U.S. Retirement Plan in 2013.

The following table summarizes the benefits expected to be paid under the U.S. Retirement Plan over each of the next five years and the following five-year period (in millions):

Year ending December 31,
2013	$7.4
2014	8.0
2015	8.6
2016	9.1
2017	9.7
2018 – 2022	56.5

(b) Other U.S. Benefit Plans

The Company sponsors defined contribution plans as well as a supplemental pension plan and a nonqualified deferred compensation plan for certain senior officers. The supplemental pension plan was frozen on May 31, 2005, is unfunded, and covered 15 participants (1 current employee) as of December 31, 2012. In addition, certain employees are covered under union-sponsored, collectively bargained plans, one of which was, prior to December 2012, a multi-employer plan that is not material to the Company. Expenses under these union-sponsored plans are determined in accordance with negotiated labor contracts. Expenses incurred under these plans were as follows (in millions):

	Year Ended December 31,
	2012	2011	2010
Defined contribution plans	$7.2	$8.4	$8.1
Union-sponsored plans	2.1	0.6	0.6
Supplemental pension plan	0.5	0.4	0.4
Nonqualified deferred compensation plan	0.2	0.2	0.2

In addition, the Company provides health benefits to certain retirees and their spouses. These benefit plans are unfunded. Shown below are the accumulated postretirement benefit obligation and the weighted average discount rate used in determining the accumulated postretirement benefit obligation (amounts in millions). The annual cost of these plans is not material.

	December 31,
	2012	2011
Postretirement benefit obligations	$1.7	$2.0
Weighted average discount rate	3.95%	4.10%
Healthcare cost trend rate assumed for next year	7.90%	8.20%
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate)	4.50%	4.50%
Year that the rate reaches the ultimate trend rate	2028	2028

Assumed healthcare cost trend rates have a significant effect on the amounts reported for healthcare plans. A one-percentage-point increase in assumed healthcare cost trend rates would increase our postretirement benefit obligation as of December 31, 2012, by approximately $0.4 million.

(c) Non-U.S. Benefit Plans

The Company has defined benefit pension plans at various foreign subsidiaries. Our significant non-U.S. defined benefit plans are in Germany, France, and the UK. Our German subsidiaries have an unfunded defined benefit pension plan for certain employees and retirees, such plans being closed to new participants. Our French subsidiary has a defined benefit pension plan for a certain group of employees that is closed to new participants. Our UK subsidiary has two defined benefit plans which are closed to new participants and frozen with respect to future accrual of benefits. In addition, the Company has several small defined benefit pension plans at other locations. The Company uses a December 31 measurement date for these non-U.S. defined benefit plans.

Combined information for the German, French and the UK plans’ change in benefit obligation, change in plan assets, and reconciliation of funded status were as follows (in millions):

	Year Ended December 31,
	2012	2011
Change in benefit obligation:
Benefit obligation — beginning of year	$121.5	$115.7
Service cost	1.7	2.3
Interest cost	5.9	6.4
Plan participants’ contributions	0.3	0.3
Actuarial loss	23.7	1.8
Benefits paid	(3.4)	(3.2)
Curtailment	(4.8)	—
Currency translation changes	5.3	(1.8)

Benefit obligation — end of year	150.2	121.5

Change in plan assets:
Fair value of plan assets — beginning of year	61.5	62.6
Actual gain (loss) on plan assets	6.2	(0.2)
Company contributions	2.7	1.0
Plan participants’ contributions	0.3	0.3
Benefits paid	(2.2)	(2.0)
Currency translation changes	3.1	(0.2)

Fair value of plan assets — end of year	71.6	61.5

Funded status	$(78.6)	$(60.0)

Amounts recognized in the consolidated balance sheet were as follows (in millions):

	December 31,
	2012	2011
Other assets	$0.4	$0.4
Other long-term liabilities	(79.0)	(60.4)
Accumulated other comprehensive income or loss — pre-tax	40.5	25.0

The amount in accumulated other comprehensive income or loss that has not been recognized as net periodic pension cost as of December 31, 2012, relates to a net actuarial loss. The combined accumulated benefit obligation was $143.2 million and $113.2 million as of December 31, 2012 and 2011, respectively.

The following table presents the components of net periodic pension cost for the German, French and UK Plans (in millions):

	Year Ended December 31,
	2012	2011	2010
Service cost	$1.7	$2.2	$2.0
Interest cost	5.9	6.2	5.7
Expected return on plan assets	(3.9)	(4.4)	(3.8)
Recognized net actuarial loss	0.9	0.7	0.4

Net periodic pension cost	$4.6	$4.7	$4.3

The following net actuarial gains or losses were included in other comprehensive income or loss (in millions):

	Year Ended December 31,
	2012	2011	2010
Net actuarial loss included in other comprehensive income or loss	$(16.5)	$(6.2)	$(3.6)

The combined net periodic pension cost and the combined projected benefit obligation were based on the following weighted average assumptions:

	Year Ended December 31,
	2012	2011	2010
Discount rate for benefit obligation as of year end	4.11%	4.88%	5.21%
Discount rate for net periodic pension cost	4.88%	5.21%	5.54%
Expected rate of return on plan assets for net periodic pension cost
(French and UK plans only)	6.33%	6.83%	6.86%
Assumed annual rate of compensation increase for benefit obligation	3.00%	3.26%	3.53%
Assumed annual rate of compensation increase for net periodic pension cost	3.24%	3.92%	3.59%

The French and UK plans primarily invest in insurance contracts. The combined weighted target allocations for the underlying investments of such insurance contracts are approximately 65% equity index funds and 35% debt securities, equally divided between corporate bonds and government securities. The combined estimated fair values of the French and UK plans’ assets as of December 31, 2012 and 2011, by asset class were as follows (see Note 13 for more discussion on fair value measurements) (in millions):

	December 31, 2012				December 31, 2011
		Quoted	Significant			Quoted	Significant
		Prices in	Other	Significant		Prices in	Other	Significant
		Active	Observable	Unobservable		Active	Observable	Unobservable
		Markets	Inputs	Inputs		Markets	Inputs	Inputs
Asset Class	Total	(Level 1)	(Level 2)	(Level 3)	Total	(Level 1)	(Level 2)	(Level 3)
Insurance contracts	$71.6	$—	$71.6	$—	$61.5	$—	$61.5	$—

Total	$71.6	$—	$71.6	$—	$61.5	$—	$61.5	$—

The Company expects to make contributions to the French and UK plans of approximately $0.4 million in 2013.

The following table summarizes the benefits expected to be paid under the German, French and UK Plans over each of the next five years and the following five-year period (in millions):

Year ending December 31,
2013	$3.6
2014	3.7
2015	3.8
2016	4.0
2017	4.2
2018 – 2022	24.4

(d) Other Non-U.S. Postemployment Benefits

Certain of the Company’s European subsidiaries provide postemployment benefits in the form of lump-sum cash payments to employees when they leave the Company, regardless of their reason for leaving. The Company estimates and accrues a liability for these benefits. The largest such plans are in France, Italy and Belgium. The combined liability recorded for these plans was $7.6 million and $6.7 million as of December 31, 2012 and 2011, respectively.

Share-Based Compensation	12 Months Ended
Dec. 31, 2012
Share-Based Compensation

(12) Share-Based Compensation

Holdings established the 2007 Securities Purchase Plan (the “Holdings Equity Plan”) pursuant to which members of management (“Management Investors”), members of the Board of Directors (“Board Members”) and certain consultants may be provided the opportunity to purchase or receive grants of equity units of Holdings. To date, the equity units issued by Holdings have consisted of vested Class A Preferred Units (“Preferred Units”), vested Class A Common Units (“Common Units”), Class A Common Units subject to vesting (“Founders Units”) and unvested Class B Common Units (“Incentive Units”). The proceeds of these issuances, if any, have ultimately been contributed to the Company as additional capital contributions.

The Preferred Units, which are fully vested upon issuance, are non-voting units that accrue a yield at a rate of 8% per annum on a daily basis, compounded quarterly, on the amount of unreturned capital with respect to such Preferred Units. As of December 31, 2012, the aggregate accrued yield on the outstanding Preferred Units was $765.1 million, which is recorded at Holdings.

The Common Units, which are fully vested upon issuance, each are entitled to one vote for all matters to be voted on by holders of equity units. The Common Units are subordinate to the Preferred Units, including with respect to the unreturned capital and unpaid yield on the Preferred Units. Holders of Common Units will be entitled to participate in distributions, if and when approved by Holdings’ Board of Managers, ratably on a per-unit basis.

The terms of the Founders Units are the same as the Common Units except that they are subject to vesting pro rata on a daily basis during the four-year service period following issuance, subject to accelerated vesting upon the occurrence of certain events. Founders Units are owned upon issuance. The vesting feature of the Founders Units impacts only the purchase price applicable to the repurchase and put options described below. The Founders Units are only available to Management Investors.

The Incentive Units represent a right to a fractional portion of the profits and distributions of Holdings in excess of a “participation threshold” that is set at the value of a common unit of Holdings on the date of grant calculated in accordance with the provisions of the Holdings’ Securityholders Agreement, subject to certain adjustments. The Incentive Units are only available to Management Investors.

As a holding company that operates through its subsidiaries, Holdings would be dependent on dividends, payments or other distributions from its subsidiaries to make any dividend payments to holders of the Preferred Units, Common Units, Founders Units or Incentive Units. Holdings has not in the past paid any dividends on any of the units and it currently does not expect to pay any dividends on the units in the foreseeable future, except for tax distributions to the extent required by Holdings’ limited liability company operating agreement.

(a) Holdings Equity Plan Activity — Management Investors

Purchases of Equity Units

During the years ended December 31, 2012, 2011 and 2010, Management Investors purchased equity units of Holdings in the aggregate of $0.4 million, $2.8 million and $1.7 million, respectively. These investments were allocated to Preferred Units, Common Units and Founders Units in accordance with the related Management Unit Purchase Agreements (“Management Agreements”). The ratio of Preferred Units to Common Units acquired by the Management Investors was the same as the ratio of Preferred Units to Common Units acquired by Madison Dearborn and other institutional co-investors in connection with the Merger and related transactions.

The equity units purchased by the Management Investors had a fair value, for accounting purposes, in excess of the original cost paid to purchase such units. Such fair value was attributed to the Founders Units. As Founders Units contain a vesting requirement predicated upon an employee’s future service with the Company, their fair value is recognized as compensation expense over the applicable four-year vesting period. The estimated fair value of equity units purchased by Management Investors during the years ended December 31, 2012, 2011 and 2010, was $0.3 million, $1.9 million and $1.1 million, respectively. During the years ended December 31, 2012, 2011 and 2010, we recognized non-cash compensation expense relating to the Founders Units of $0.9 million, $2.3 million, and $3.4 million, respectively, which is included in SG&A expense. As of December 31, 2012, there was $1.7 million of unamortized compensation related to unvested Founders Units, which is being amortized to compensation expense over their four-year vesting period (a weighted average remaining period of 1.4 years as of December 31, 2012).

Grants of Incentive Units

On March 30, 2012, Holdings entered into agreements to grant performance-based Incentive Units (the “Series 1 Class B Common Units”) to certain of the Management Investors. The number of Series 1 Class B Common Units that vest will depend on the achievement by the Company of a specified Adjusted EBITDA Amount (as defined in the Holdings Equity Plan) in any year over a three-year period. The Holdings Equity Plan provides for 60% vesting upon achievement of $500 million of Adjusted EBITDA and 100% vesting upon achievement of $558 million of Adjusted EBITDA, with straight-line vesting between these measuring points, subject to the Management Investor’s continued employment by Holdings, the Company or any of their respective subsidiaries. The Series 1 Class B Common Units will automatically vest upon a sale of the Company, as defined in the underlying grant agreement. If the Management Investor ceases to be employed by Holdings, the Company or any of their respective subsidiaries for any reason, all unvested Series 1 Class B Common Units will be automatically forfeited and all vested Series 1 Class B Common Units are subject to repurchase at the option of Holdings and its coinvestors. The repurchase price per vested incentive unit will be the fair market value (as defined in the underlying grant agreements) of such unit as of the date of the sending of written notice of the repurchase to the Management Investor; provided that if the Management Investor’s employment is terminated for cause, then each vested incentive unit will be automatically forfeited. The grant date fair value of the Series 1 Class B Common Units was estimated using an option valuation model and assumed the performance target would be achieved. The inputs for expected term, volatility and risk-free rate used in estimating the fair value of the Series 1 Class B Common Units were three years, 43% and 0.51%, respectively, and the model also incorporated an assumption of a 28% discount for lack of marketability. The aggregate grant date fair value of the Series 1 Class B Common Units was estimated to be $0.2 million for which the portion that is probable of achievement is expected to be recognized over a period of three years.

On December 31, 2012, Holdings entered into agreements to grant time-based Incentive Units (the “Series 2 Class B Common Units”) to certain of the Company’s Management Investors. The Series 2 Class B Common Units will vest on a daily, straight-line basis through the fourth anniversary of the grant date subject to the Management Investor’s continued employment by Holdings, the Company or any of their respective subsidiaries; provided that (i) if a sale of the Company (as defined in the underlying grant agreement) occurs, all of the Series 2 Class B Common Units will immediately vest, (ii) if the Company completes an initial public offering or a public offering of a subsidiary (“IPO”), the Series 2 Class B Common Units that were scheduled to vest during the one-year period following the date of the IPO will instead vest as of such time and the remaining unvested portion will continue to vest on a daily basis through the third anniversary of issuance, and (iii) upon the termination of a Management Investor’s employment with Holdings, the Company or any of their respective subsidiaries, by reason of the Management Investor’s death or disability, the Series 2 Class B Common Units that were scheduled to vest during the one-year period following the date of such termination will instead vest as of the date of termination. The grant date fair value of the Series 2 Class B Units was estimated using an option valuation model. The inputs for expected term, volatility and risk-free rate used in estimating the fair value of the Series 2 Class B Common Units were three years, 24% and 0.36%, respectively, and the model also incorporated an assumption of a 17.5% discount for lack of marketability. The aggregate grant date fair value of the Series 2 Class B Common Units was estimated to be $0.0 million. The grant date fair value of the Series 2 Class B Common Units is expected to be recognized as compensation expense over the applicable four-year vesting period.

The Company did not recognize any stock-based compensation in 2012 associated with the Incentive Units.

(b) Holdings Equity Plan Activity — Board Members

During the fourth quarter of 2012, certain Board Members purchased 40,000 Common Units. We recognized an immaterial charge for stock compensation expense relating to the equity units acquired by the Board Members. The non-cash compensation expense, which is equal to the fair value of the Common Units sold to Board Members in excess of their original cost, was immediately recognized due to the lack of a service or vesting condition.

(c) Classification

The Management Agreements governing the purchases of equity units include certain repurchase and put options that are triggered if a Management Investor’s employment is terminated. Upon the termination of a Management Investor’s employment, Holdings and its affiliates would first have an option to repurchase the Management Investor’s equity units. If Holdings or its affiliates do not exercise the option, then the Management Investor has the right to put the equity units to Holdings. Under the put option, the payment to the Management Investor would be effected with cash for the Preferred Units and via the issuance of a subordinated promissory note for the Common Units and Founders Units.

Under the repurchase option or put option, the Preferred Units, the Common Units and the vested Founders Units can be repurchased by or sold to Holdings at fair market value and unvested Founders Units can be repurchased by or sold to Holdings at the lower of original cost or fair market value. Upon a termination for “cause” (as defined in the Management Agreements), Common Units and vested and unvested Founders Units can be repurchased by or sold to Holdings at the lower of original cost or fair market value. The fair market value of the equity units is calculated in accordance with the relevant transaction documents. The fair market value of the Preferred Units has been based on unreturned capital plus accrued and unpaid yield thereon (the “Preferred Unit Liquidation Preference”). The calculation of the fair market value of the Common Units (the “Common Unit Calculated Value”) takes into account the enterprise value of Holdings, the Preferred Unit Liquidation Preference, and the number of outstanding Common Units and Founders Units. The funding to effect repurchases of units from terminated employees with cash is dependent on dividends, payments or other distributions from the Company, through its subsidiaries. During the years ended December 31, 2012, 2011 and 2010, the Company, through its subsidiaries, provided the funding to effect various repurchases of units from terminated employees in accordance with the applicable Management Agreements, and the Company expects to continue to provide the funding to effect future repurchases of units.

The equity units purchased by Management Investors are subject to a repurchase obligation as a result of a put option that is outside of our control. We therefore classify these equity units outside of permanent equity on our consolidated balance sheet with a carrying value that reflects the aggregate amount that would be paid to Management Investors for the equity units pursuant to the put option as of the balance sheet date. On a quarterly basis, we adjust the reported carrying value of redeemable equity units based on the Preferred Unit Liquidation Preference and Common Unit Calculated Value as of that date, which will typically result in a corresponding adjustment to additional paid-in-capital. The Incentive Units are not subject to a repurchase obligation that is outside of our control and, accordingly, are classified within permanent equity.

The following table presents changes in the carrying value of redeemable equity units (in millions):

Balance at December 31, 2011	$53.9	$50.0
Reclassifications from permanent equity, net	4.1	6.8
Reclassifications to accrued expenses upon notification of redemption	(16.6)	(2.9)

Balance at December 31, 2012	$41.4	$53.9

As of December 31, 2012 and 2011, $2.2 million and $1.7 million, respectively was included within accrued expenses in the accompanying balance sheet relating to the committed repurchase of units by Holdings.

Financial Instruments and Fair Value Measurements	12 Months Ended
Dec. 31, 2012
Financial Instruments and Fair Value Measurements

(13) Financial Instruments and Fair Value Measurements

Our financial instruments consist primarily of cash and cash equivalents, compensating cash balance, trade accounts receivable, accounts payable, debt, foreign currency forward contracts, interest rate swaps and investments held by certain pension plans we sponsor.

Our financial instruments, other than our trade accounts receivable and accounts payable, are spread across a number of large financial institutions whose credit ratings we monitor and believe do not currently carry a material risk of non-performance. Certain of our financial instruments, including our interest rate swap arrangements and foreign currency forward contracts, contain off-balance-sheet risk.

(a) Recurring Fair Value Measurements

Fair value is defined as an exit price (i.e., the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date). The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three broad levels as shown below. An instrument’s classification within the fair value hierarchy is determined based on the lowest level input that is significant to the fair value measurement.

•	Level 1 — Quoted prices (unadjusted) in active markets for identical assets or liabilities

•	Level 2 — Inputs that are observable for the asset or liability, either directly or indirectly through market corroboration, for substantially the full term of the asset or liability

•	Level 3 — Inputs that are unobservable for the asset or liability based on the Company’s own assumptions (about the assumptions market participants would use in pricing the asset or liability)

The carrying amounts reported in the accompanying consolidated balance sheets for cash and cash equivalents, compensating cash balance, trade accounts receivable, accounts payable and current portion of debt approximate fair value due to the short-term nature of these instruments. Accordingly, these items have been excluded from the table below.

The following tables present information about the Company’s material other financial assets and liabilities measured at fair value on a recurring basis (in millions):

	December 31, 2012
	Total	Level 1	Level 2	Level 3
Assets
Foreign currency forward contracts	$1.6	$—	$1.6	$—
Liabilities
Foreign currency forward contracts	$0.4	$—	$0.4	$—

	December 31, 2011
	Total	Level 1	Level 2	Level 3
Liabilities
Interest rate swap arrangements	$12.3	$—	$12.3	$—
Foreign currency forward contracts	$2.6	$—	$2.6	—

We determine the fair value of our interest rate swap arrangements using a discounted cash flow model based on the contractual terms of the instrument and using observable inputs such as interest rates, counterparty credit spread and our own credit spread. The discounted cash flow model does not involve significant management judgment and does not incorporate significant unobservable inputs. Accordingly, we classify our interest rate swap valuations within Level 2 of the valuation hierarchy.

The fair value of our foreign currency forward contracts was estimated based on period-end spot rates, and we believe such valuations qualify as Level 2 measurements.

(b) Debt Instruments

The following table presents the carrying amounts and estimated fair values of our primary debt instruments (in millions):

	December 31, 2012		December 31, 2011
	Carrying		Carrying
	Amount	Fair Value	Amount	Fair Value
Senior Secured Credit Facility	$1,475.7	$1,481.3	$1,367.7	$1,293.8
10.25% Senior Notes	—	—	713.0	736.1
7.25% Senior Notes	750.0	788.9	—	—
Senior Subordinated Notes	526.5	529.2	522.9	513.6

The fair values of our debt instruments are based on estimates using quoted market prices and standard pricing models that take into account the present value of future cash flows as of the respective balance sheet date. We believe that these qualify as Level 2 measurements, except for our publicly-traded 10.25% Senior Notes as of December 31, 2011, which we believe qualified as a Level 1 measurement.

(c) Derivative Instruments and Hedging Activities

Interest Rate Swap Arrangements

As of December 31, 2012, the Company is no longer a party to any interest rate swap arrangements.

Borrowings under our Senior Secured Credit Facility bear interest at variable rates. Prior to December 31, 2012, the Company managed its exposure to changes in market interest rates under the Senior Secured Credit Facility by entering into two interest rate swaps.

The interest rate swaps became effective on June 29, 2007, were amended on June 30, 2008, and matured on December 31, 2012. The purpose of the interest rate swaps was to fix the variable rate of interest on a portion of our term loan borrowings under the Senior Secured Credit Facility. The interest rate swaps carried initial notional principal amounts of $425.0 million (the “USD Swap”) and €300.0 million (the “Euro Swap”). The notional value of the USD Swap declined over its term in annual decrements of $25.0 million through December 29, 2011, and carried a final notional principal amount of $160.0 million for the period from December 30, 2011 through December 31, 2012. The notional value of the Euro Swap declined over its term in annual decrements of €20.0 million through December 29, 2011, and carried a final notional principal amount of €110.0 million for the period from December 30, 2011 through December 31, 2012. Under the USD Swap and Euro Swap, the Company received monthly interest at a variable rate equal to one-month U.S. Libor and one-month Euribor, respectively, and paid monthly interest at a fixed rate of 5.40% and 4.55%, respectively.

The fair value of the interest rate swaps as of June 29, 2007, was a liability of $2.1 million, representing an unrealized loss on derivative transactions, with a corresponding adjustment to accumulated other comprehensive income (loss), which was amortized to interest expense over the remaining term of the hedged instruments.

The interest rate swaps were accounted for as cash flow hedges with the effective portions of changes in the fair value reflected in other comprehensive income (loss). Effective June 30, 2008, the Company amended the USD Swap and the Euro Swap primarily to secure lower fixed rates of interest. We refer to the amended USD Swap and the amended Euro Swap collectively as the “Amended Swaps.” Upon entering into the Amended Swaps, the Company discontinued hedge accounting for the original swaps and measured the fair value of the USD Swap and the Euro Swap. As of June 30, 2008, $10.5 million, representing a net unrealized loss, was included in other comprehensive income (loss). This net unrealized loss was reclassified from other comprehensive income (loss) to interest expense over the remaining term of the swap arrangements.

The Amended Swaps were originally designated as cash flow hedges and we discontinued hedge accounting under the Amended USD Swap, effective July 1, 2008, and under the Amended Euro Swap, effective October 1, 2008. The cumulative effective portion of changes in fair value of the Amended Swaps was $3.5 million, in the aggregate, representing a net unrealized loss and included in other comprehensive income (loss) as of September 30, 2008. This unrealized loss was reclassified from other comprehensive income (loss) to interest expense over the remaining term of the swap arrangements.

Subsequent to September 30, 2008, and continuing through December 31, 2012, changes in the fair value of the Amended Swaps were recognized as a non-cash component of interest expense.

Foreign Currency Forward Contracts

We regularly enter into foreign currency forward contracts to mitigate the risk of changes in foreign currency exchange rates primarily associated with the purchase of inventory from foreign vendors or for payments between our subsidiaries generally within the next twelve months or less. Gains and losses on the foreign currency forward contracts generally offset certain portions of gains and losses on expected commitments. To the extent these foreign currency forward contracts are considered effective hedges, gains and losses on these positions are deferred and recorded in accumulated other comprehensive income or loss and are recognized in the results of operations when the hedged item affects earnings. The notional value of our outstanding foreign currency forward contracts was $159.0 million and $103.0 million as of December 31, 2012 and 2011, respectively.

In 2007, in connection with the anticipated issuance of Euro-denominated debt under the Senior Secured Credit Facility, the Company entered into a series of foreign currency forward contracts. These foreign currency forward contracts, designated as cash flow hedges, were settled upon the issuance of the Euro-denominated debt with a corresponding realized loss on derivative transaction of $6.0 million, net of $3.8 million in taxes, to accumulated other comprehensive income (loss), which is being amortized to interest expense over the life of the underlying Euro-denominated debt.

Tabular Disclosures

The following table presents the balance sheet classification and estimated fair values of our derivative instruments on a gross basis (in millions):

	Asset Derivatives		Liability Derivatives
	December 31, 2012		December 31, 2012		December 31, 2011
	Balance Sheet	Fair	Balance Sheet	Fair	Balance Sheet	Fair
	Classification	Value	Classification	Value	Classification	Value
Derivatives designated as hedging instruments
Foreign currency forward contracts	Other Current Assets	$2.1	Other Current Assets	$0.5	Accrued expenses	$1.2
Derivatives not designated as hedging instruments
Interest rate swap arrangements		—		—	Accrued expenses	12.3
Foreign currency forward contracts		—	Accrued expenses	0.4	Accrued expenses	1.4

Total derivatives		$2.1		$0.9		$14.9

The following table shows the amounts of gains or losses recognized in other comprehensive income and the classifications and amounts of gains or losses reclassified into earnings for our derivative instruments designated as cash flow hedging instruments for each of the reporting periods (in millions):

	Gain (Loss) Recognized in			Gain (Loss) Reclassified from
	Other Comprehensive Income			Other Comprehensive Income into Earnings
	Year Ended				Year Ended
Derivatives in cash flow	December 31,			Classification in	December 31,
hedging relationships	2012	2011	2010	Statements of Operations	2012	2011	2010
Interest rate swap arrangements	$—	$—	$—	Interest expense	$(1.8)	$(3.4)	$(4.0)
Foreign currency forward contracts	—	—	—	Interest expense	(1.4)	(1.6)	(1.2)
Foreign currency forward contracts	0.7	(2.5)	(2.6)	Cost of goods sold	(2.1)	(2.6)	(1.4)

Total	$0.7	$(2.5)	$(2.6)		$(5.3)	$(7.6)	$(6.6)

The following table presents the classifications and amounts of gains or losses recognized within our statements of operations for our derivative instruments not designated as hedging instruments for each of the reporting periods (in millions):

	Gain (Loss) Recognized in Earnings
		Year Ended
	Classification in	December 31,
	Statements of Operations	2012	2011	2010
Derivatives not designated as hedging instruments
Interest rate swap arrangements — realized	Interest expense	$(14.4)	$(27.8)	$(31.0)
Interest rate swap arrangements — unrealized	Interest expense	12.3	22.9	14.6
Foreign currency forward contracts	Other income (expense)	(1.0)	(2.4)	(1.1)

Total		$(3.1)	$(7.3)	$(17.5)

As of December 31, 2012, approximately $1.6 million of pre-tax net losses currently deferred in other comprehensive income (loss) are expected to be recognized in earnings as interest expense within the next 12 months.

(d) Pension Investments

See Note 11 for a description of the material pension plans that we sponsor, including investment strategies, major classes of plan assets and their respective fair values and classification within the fair value hierarchy (for funded plans) and discussion of concentrations of risk, if any. In determining the funded status of these pension plans, we evaluate the fair value of investments held by each plan. The fair value of pension plan holdings is determined through observing values for underlying investment holdings, either directly or indirectly, through market corroboration.

(e) Non-Recurring Fair Value Measurements

As discussed in Notes 4 and 6, the Company has performed the following non-recurring fair value measurements:

•

On October 1, 2012 and 2011, the Company estimated the fair value of indefinite-lived intangible assets and the fair value of the North American Lab and European Lab reporting units in connection with its annual assessments of impairment;

•

On October 1, 2012 and September 30, 2011, the Company estimated the fair value of indefinite-lived intangible assets of the Science Education reporting unit in support of an annual and interim, respectively, assessment of impairment; and

•	On various dates during 2012 and 2011, the Company determined the fair value of acquired intangible assets related to the Acquisitions.

The following table presents the Company’s non-financial assets measured on a non-recurring basis and impairment charges recognized, if applicable (in millions):

			Impairment Charges
	Carrying Value		Year Ended December 31,
	2012	2011	2012	2011
Significant unobservable inputs (Level 3)
Annual assessments of impairment — October 1:
Goodwill:
North American Lab	$1,045.5	$1,033.0	$—	$—
European Lab	810.6	825.3	—	—
Indefinite-lived intangible assets:
North American Lab	421.2	418.8	—	—
European Lab	240.3	252.2	—	—
Science Education	15.4	not applicable	—	not applicable
Interim assessments of impairment — September 30:
Indefinite-lived intangible assets:
Science Education	not applicable	15.4	not applicable	3.3
Acquired intangible assets — various dates	43.9	68.8	not applicable	not applicable

			$—	$3.3

The Company estimates the fair value of each reporting unit using both the income approach (a discounted cash flow technique) and the market approach (a market multiple technique). These valuation methods required management to make various assumptions, including, but not limited to, assumptions related to future profitability, cash flows, discount rates and control premiums, as well as valuation multiples derived from comparable publicly traded companies that are applied to operating performance of the reporting unit. Our estimates are based upon historical trends, management’s knowledge and experience and overall economic factors, including projections of future earnings potential. Developing discounted future cash flows in applying the income approach requires us to evaluate our intermediate to longer-term strategies for each reporting unit, including, but not limited to, estimates about revenue growth, our acquisition strategies, operating margins, capital requirements, inflation and working capital management. The development of appropriate rates to discount the estimated future cash flows of each reporting unit requires the selection of risk premiums, which can materially impact the present value of future cash flows. Selection of an appropriate peer group under the market approach involves judgment and an alternative selection of guideline companies could yield materially different market multiples.

The fair value of our indefinite-lived intangible assets was determined using a discounted cash flow approach which incorporates an estimated royalty rate and discount rate (among other estimates) applicable to trademarks and tradenames.

The Company estimated the fair value of acquired intangible assets using discounted cash flow techniques which included an estimate of future cash flows, consistent with overall cash flow projections used to determine the purchase price paid to acquire the business, discounted at a rate of return that reflect the relative risk of the cash flows.

We believe the estimates and assumptions used in the valuation methods were reasonable.

Comprehensive Income or Loss	12 Months Ended
Dec. 31, 2012
Comprehensive Income or Loss

(14) Comprehensive Income or Loss

The following table presents the income tax effects of the components of comprehensive income or loss (in millions):

	Year Ended December 31,
	2012	2011	2010
Derivative instruments:
(Provision) benefit arising during the period	$(0.2)	$1.0	$1.0
Reclassification of benefit into earnings	(1.9)	(2.9)	(2.6)
Defined benefit plans:
Benefit arising during the period	2.7	7.2	4.9
Reclassification of benefit into earnings	(0.2)	(0.2)	—

The following table presents changes in the components of accumulated other comprehensive income or loss, net of tax (in millions):

				Accumulated
	Foreign			Other
	Currency	Derivative	Defined	Comprehensive
	Translation	Instruments	Benefit Plans	Income (Loss)
Balance at January 1, 2010	$78.5	$(10.7)	$10.8	$78.6
Net unrealized loss arising during the period	(91.1)	(1.6)	(9.7)	(102.4)
Reclassification of loss into earnings	—	4.0	—	4.0

Balance at December 31, 2010	(12.6)	(8.3)	1.1	(19.8)
Net unrealized loss arising during the period	(50.0)	(1.5)	(13.8)	(65.3)
Reclassification of loss into earnings	—	4.6	0.3	4.9

Balance at December 31, 2011	(62.6)	(5.2)	(12.4)	(80.2)
Net unrealized gain (loss) arising during the period	35.3	0.5	(9.2)	26.6
Reclassification of loss into earnings	—	3.4	0.8	4.2

Balance at December 31, 2012	$(27.3)	$(1.3)	$(20.8)	$(49.4)

Commitments and Contingencies	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies

(15) Commitments and Contingencies

(a) Lease Commitments

The Company leases office and warehouse space, vehicles and computer and office equipment under operating leases, certain of which extend up to 15 years, subject to renewal options. Rental expense is shown in the table below (in millions):

	Year Ended December 31,
	2012	2011	2010
Rental expense	$37.9	$36.0	$30.8

Future minimum lease payments as of December 31, 2012, under capital leases and under non-cancelable operating leases having initial lease terms of more than one year are as follows (in millions):

	Capital Leases	Operating Leases
Year ending December 31,
2013	$5.7	$43.9
2014	5.1	26.9
2015	3.8	20.6
2016	3.9	17.0
2017	2.2	14.6
Thereafter	3.2	49.0

Total minimum payments	23.9	$172.0

Less amounts representing imputed interest	4.2

Present value of minimum lease payments	$19.7

(b) Contingencies

Our business involves risk of product liability, patent infringement and other claims in the ordinary course of business arising from the products that we source from various manufacturers or produce ourselves, as well as from the services we provide. Our exposure to such claims may increase as we seek to increase the geographic scope of our sourcing activities and sales of private label products and to the extent that we consummate additional acquisitions that vertically integrate portions of our business. We maintain insurance policies, including product liability insurance, and in many cases the manufacturers of the products we distribute have indemnified us against such claims. We cannot assure you that our insurance coverage or indemnification agreements with manufacturers will be available in all pending or any future cases brought against us. Furthermore, our ability to recover under any insurance or indemnification arrangements is subject to the financial viability of our insurers, our manufacturers and our manufacturers’ insurers, as well as legal enforcement under the local laws governing the arrangements. In particular, as we seek to expand our sourcing from manufacturers in Asia Pacific and other developing locations, we expect that we will increase our exposure to potential defaults under the related indemnification arrangements. Insurance coverage in general or coverage for certain types of liabilities, such as product liability or patent infringement in these developing markets may not be readily available for purchase or cost-effective for us to purchase. Furthermore, insurance for liability relating to asbestos, lead and silica exposure is not available, and we do not maintain insurance for product recalls. Accordingly, we could be subject to uninsured and unindemnified future liabilities, and an unfavorable result in a case for which adequate insurance or indemnification is not available could result in a material adverse effect on our business, financial condition and results of operations.

During 2005, the German Federal Cartel Office (“GFCO”) initiated an investigation with regard to our European Distribution Agreement with Merck KGaA. The purpose of the investigation is to determine whether this agreement violates or otherwise infringes the general prohibition of anti-competitive agreements under either German or EU rules. We submitted information to the GFCO in response to its initial request. During 2007, the GFCO requested additional information, which we provided. In December 2007, Merck KGaA received a letter from the GFCO, which asserted that the aforementioned agreement is contrary to applicable competition regulations in Germany. In February 2008, we submitted a response to the GFCO. In June 2008, the GFCO requested additional information, which we provided. In May 2009, we and Merck KGaA received a letter from the GFCO, which again asserted that the aforementioned agreement is contrary to applicable competitive regulations in Germany. Following our response to these assertions, in July 2009, the GFCO issued its formal decision that the exclusivity and non-competition provisions of the agreement violate certain provisions of German and EU law and ordered Merck KGaA to either supply chemical products to other distributors in Germany, in addition to us, on non-discriminatory terms or to supply chemical products directly to end customers in Germany without involving any distributors. Merck KGaA and we filed formal appeals of this decision and the competent German appellate court temporarily suspended enforcement of the GFCO’s order. In December 2009, the German appellate court granted partial injunctive relief, but lifted the suspension with respect to a majority of the products covered by the European Distribution Agreement. Following this decision, we and Merck KGaA entered into a separate agreement for the distribution of those products in Germany. The terms of this non-exclusive distribution agreement are also available to other distributors in Germany. In February 2010, the GFCO indicated that it had opened a new investigation with regard to the European Distribution Agreement. In May 2011, the GFCO issued its decision ordering Merck KGaA to amend the schedule of rebates offered to us and other German distributors under the German Distribution Agreement. Merck KGaA appealed this decision to the competent German appellate court, and in December 2011, Merck KGaA’s appeal was denied. In February 2012, Merck KGaA appealed this decision to the German Federal Court of Justice. At December 31, 2012, the balance of the net amortizable intangible asset related to the entire geographic scope of our European Distribution Agreement with Merck KGaA was $11.3 million. The outcome of the appeal of the GFCO’s initial decision or any subsequent investigation is uncertain. We do not believe an adverse ruling in either case would result in a material adverse effect on our business, financial condition or results of operations.

We are also involved in various legal and regulatory cases, claims, assessments and inquiries, which are considered routine to our business and which include being named from time to time as a defendant in cases as a result of our distribution of laboratory supplies, including litigation resulting from the alleged prior distribution of products containing asbestos by certain of our predecessors or acquired companies. While the impact of this litigation has historically been immaterial and we believe the range of reasonably possible loss from current matters continues to be immaterial, there can be no assurance that the impact of the pending and any future claims will not be material to our business, financial condition or results of operations in the future.

(c) Employment Agreements

The employment agreements with our executive officers include non-compete, non-solicit and non-hire covenants as well as severance provisions. In general, if the executive officer is terminated without “Cause” or resigns for “Good Reason” (as such terms are defined in the respective employment agreements) the executive officer is entitled to one and a half times the sum of base salary plus the target bonus for the year in which such termination or resignation occurs and continued health benefits for the 12-month period following termination or resignation. Salary and bonus payments are payable in equal installments over the 12-month period following such termination or resignation. The aggregate potential payments under these employment agreements for terminations without Cause and resignations for Good Reason, including estimated costs associated with continued health benefits, is approximately $8.7 million as of December 31, 2012.

John M. Ballbach and the Board of Directors (the “Board”) of the Company agreed that effective July 25, 2012, Mr. Ballbach would no longer be serving as Chairman, President and Chief Executive Officer of the Company or as a member of the Board. In connection with Mr. Ballbach’s departure, the Company and Mr. Ballbach entered into a General Release (the “Release Agreement”). Pursuant to the Release Agreement, Mr. Ballbach has and will receive (1) cash severance payments in the amount of $5.2 million, payable in equal installments over 12 months and (2) payment of continued health benefits for a period of 18 months, in exchange for a general release of all claims, including all obligations under his employment agreement, and for agreeing to provide consulting services to the Company for six months. In accordance with the Holdings Equity Plan, the Company exercised its option to repurchase all equity interests held by Mr. Ballbach during the fourth quarter of 2012, for an aggregate purchase price of $9.1 million.

(d) Significant Relationship

Merck KGaA and its affiliates are one of our major suppliers of chemical and other products. The Company has a European Distribution Agreement with Merck KGaA to distribute certain chemical products in Europe. The European Distribution Agreement was originally entered into in April 2004 with a five year term and has been extended for a second five year term ending April 2014. Merck KGaA has the right to terminate this agreement if certain events occur. See Note 15(b) for a discussion of legal matters relating to the European Distribution Agreement with Merck KGaA.

The Company also has a distribution agreement with affiliates of Merck KGaA to distribute certain chemical products in North America. The North American chemical distribution agreement was originally entered into in April 2004 with a five year term and automatically extended for a second five-year term, ending April 2014. Affiliates of Merck KGaA may terminate the North America chemical distribution agreement if certain events occur.

We have recently concluded negotiations to replace our chemical distribution agreements with Merck KGaA, which were set to expire in April 2014. The new, non-exclusive chemical distribution agreements with Merck KGaA will commence in April 2014 and run through December 2018. The terms and conditions in these new agreements are less favorable to us than in our existing agreements with Merck KGaA, which could adversely affect our results of operations or financial condition once the new agreements commence.

Merck KGaA and its affiliates supplied products accounting for approximately 10%, 10%, and 11% of our consolidated net sales during the years ended December 31, 2012, 2011 and 2010, respectively, representing less than 10% of our North American Lab net sales and 25% or less of our European Lab net sales in each of 2012, 2011 and 2010.

Transactions with Related Parties	12 Months Ended
Dec. 31, 2012
Transactions with Related Parties

(16) Transactions with Related Parties

As of December 31, 2012, Madison Dearborn and Avista Capital Partners, L.P. (“Avista”), through certain of their investment funds, beneficially own, on a fully-diluted basis, approximately 76% and 8% of our total outstanding common stock, respectively, through their ownership interests in Holdings. The Company is party to a management services agreement with affiliates of Madison Dearborn and Avista (the “Management Services Agreement”). Pursuant to the Management Services Agreement, Madison Dearborn and Avista or their affiliate parties thereto will provide the Company with management and consulting services and financial and other advisory services and will be paid an aggregate annual management fee of $2.0 million (paid quarterly) in connection with the provision of such services as well as board-level services. In addition, Madison Dearborn and Avista will receive a placement fee of 2.5% of any equity financing that they provide to us prior to a public equity offering. The Management Services Agreement shall remain in effect until the date on which none of Madison Dearborn or its affiliates hold directly or indirectly any equity securities of the ultimate parent of the Company or its successors.

As of December 31, 2012, affiliates of Goldman, Sachs & Co. (“Goldman”) beneficially own approximately 4% of our total outstanding common stock through their ownership interests in Holdings. Goldman and its affiliates have provided from time to time in the past and may provide in the future investment banking, commercial lending and financial advisory services to the Company and its affiliates. In connection with the issuance of the 7.25% Senior Notes, Goldman provided financial advisory services to the Company and acted as joint lead arranger, joint bookrunner, and syndication agent and was an initial purchaser of a portion of the 7.25% Senior Notes. For their services and participation in the issuance of the 7.25% Senior Notes, Goldman was paid $10.4 million. In addition, Goldman was and currently is a lender under the Company’s Senior Secured Credit Facility, for which it receives fees and earns interest according to the terms and conditions of the Senior Secured Credit Facility, and was and currently is the sole holder of the Senior Subordinated Notes.

Segment Financial Information	12 Months Ended
Dec. 31, 2012
Segment Financial Information

(17) Segment Financial Information

We report financial results on the basis of the following three business segments: North American Lab, European Lab and Science Education. The Company’s segments have been identified giving consideration to both geographic areas and the nature of products among businesses within its geographic areas.

North American Lab and European Lab are organized as distinct operating segments primarily because of geographic dispersion and the inherent differences in business models. The North American Lab segment is highly standardized and operated as an integrated business, whereas the European Lab business is more fragmented and its customer markets are more localized. The Science Education operating segment has been differentiated from the North American Lab segment because of its unique and specialized product lines, concentration of customers in the educational sector and because it has higher gross margins. Operations within each of North American Lab and European Lab have been aggregated due to the similarity of economic characteristics, product lines, customers and distribution methods.

The Company allocates its centralized management of corporate costs to its operating segments as follows:

•

Corporate costs are allocated to its North American Lab and Science Education operating segments using allocation factors that management considers reasonable to distribute costs on the basis of usage.

•	Centralized costs related to the management of the European Lab operating segment are incurred within the segment structure and no inter-segment allocation is required.

We maintain shared services operations to which we have transferred certain functions from our North American Lab, European Lab and Science Education segments. The costs of operating our shared services operations have been allocated to our business segments based on relative utilization.

Selected business segment financial information is presented below. Inter-segment activity has been eliminated. Therefore, the revenues reported for each operating segment are substantially all from external customers.

The following tables present selected segment financial information (in millions):

	Year Ended December 31,
	2012	2011	2010
Net sales:
North American Lab	$2,388.2	$2,377.7	$2,081.0
European Lab	1,637.4	1,663.4	1,430.0
Science Education	103.8	120.0	127.7

Total	$4,129.4	$4,161.1	$3,638.7

Operating income (loss):
North American Lab	$119.1	$141.1	$122.3
European Lab	135.8	141.3	111.7
Science Education	(2.9)	(16.5)	(48.6)

Total	$252.0	$265.9	$185.4

Capital expenditures:
North American Lab	$39.3	$29.4	$32.2
European Lab	11.6	11.6	7.8
Science Education	0.9	1.5	1.6

Total	$51.8	$42.5	$41.6

Depreciation and amortization:
North American Lab	$70.8	$64.7	$63.9
European Lab	46.5	47.8	44.7
Science Education	8.6	8.4	7.9

Total	$125.9	$120.9	$116.5

The operating loss of Science Education for the year ended December 31, 2011, includes $3.3 million in pre-tax charges relating to an impairment of intangible assets. The operating loss of Science Education for the year ended December 31, 2010, is primarily due to $48.1 million in pre-tax charges relating to an impairment of goodwill and intangible assets. See Note 6.

Total assets by segment are as follows (in millions):

	December 31,
	2012	2011
North American Lab	$2,941.8	$2,826.2
European Lab	2,304.2	2,184.7
Science Education	156.0	178.8

Total	$5,402.0	$5,189.7

Net sales, long-lived assets and total assets by geographic area are as follows (in millions):

	Year Ended December 31,
	2012	2011	2010
Net sales:
United States	$2,117.5	$2,172.4	$1,961.8
International	2,011.9	1,988.7	1,676.9

Total	$4,129.4	$4,161.1	$3,638.7

	December 31,
	2012	2011
Long-lived assets:
United States	$130.6	$117.2
International	103.5	92.8

Total	$234.1	$210.0

Total assets:
United States	$2,661.4	$2,581.9
International	2,740.6	2,607.8

Total	$5,402.0	$5,189.7

Quarterly Financial Information	12 Months Ended
Dec. 31, 2012
Quarterly Financial Information

(18) Unaudited Quarterly Financial Information

The following tables present select unaudited quarterly financial information (in millions):

	2012 Quarterly Periods
	First	Second	Third	Fourth
Net sales	$1,033.3	$1,022.8	$1,029.2	$1,044.1
Gross profit	302.5	291.7	286.4	286.8
Operating income	70.9	63.7	59.7	57.7
Interest expense, net	(48.3)	(49.2)	(55.0)	(47.0)
Other income (expense), net	(23.1)	43.0	(13.0)	(22.0)
Loss on extinguishment of long-term debt	—	—	(4.2)	(21.3)
(Loss) income before income taxes	(0.5)	57.5	(12.5)	(32.6)
Net (loss) income	(1.5)	34.6	(8.2)	(21.1)

	2011 Quarterly Periods
	First	Second	Third	Fourth
Net sales	$991.2	$1,042.1	$1,066.0	$1,061.8
Gross profit	284.8	293.7	302.0	299.0
Operating income	64.7	63.9	65.3	72.0
Interest expense, net	(47.5)	(51.9)	(50.9)	(49.3)
Other income (expense), net	(48.7)	(14.3)	51.6	33.2
(Loss) income before income taxes	(31.5)	(2.3)	66.0	55.9
Net (loss) income	(26.6)	(8.6)	54.6	38.3

Operating income in the third quarter of 2011 includes $3.3 million of charges relating to an impairment of intangible assets. See Note 6.

Condensed Consolidating Financial Information	12 Months Ended
Dec. 31, 2012
Condensed Consolidating Financial Information

(19) Condensed Consolidating Financial Information

The following tables set forth the condensed consolidating financial statements of the Company. These financial statements are included as a result of the guarantee arrangements relating to our 7.25% Senior Notes. The 7.25% Senior Notes are jointly and severally guaranteed on an unsecured basis by each of the Company’s wholly owned U.S. subsidiaries other than its U.S. foreign subsidiary holding companies. The guarantees are full and unconditional and each of the Subsidiary Guarantors is wholly owned, directly or indirectly, by the Company. These condensed consolidating financial statements have been prepared from the Company’s financial information on the same basis of accounting as the Company’s consolidated financial statements.

The following condensed consolidating financial statements present balance sheets, statements of operations, statements of comprehensive income or loss and statements of cash flows of (1) the Company (“Parent”), (2) the Subsidiary Guarantors, (3) subsidiaries of the Company that are not guarantors (the “Non-Guarantor Subsidiaries”), (4) elimination entries necessary to consolidate the Company, the Subsidiary Guarantors and the Non-Guarantor Subsidiaries and (5) the Company on a consolidated basis. The eliminating adjustments primarily reflect inter-company transactions, such as accounts receivable and payable, advances, royalties and profit in inventory eliminations. We have not presented separate notes and other disclosures concerning the Subsidiary Guarantors as we have determined that any material information that would be disclosed in such notes is available in the notes to the Company’s consolidated financial statements.

Condensed Consolidating Balance Sheet

December 31, 2012

(in millions)

	Parent	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations	Total Company
Assets
Current assets:
Cash and cash equivalents	$1.2	$3.3	$135.3	$—	$139.8
Compensating cash balance	—	—	246.9	—	246.9
Trade accounts receivable, net	—	—	596.9	—	596.9
Inventories	—	145.2	184.8	—	330.0
Other current assets	1.9	28.6	67.2	—	97.7
Intercompany receivables	45.9	324.6	3.3	(373.8)	—

Total current assets	49.0	501.7	1,234.4	(373.8)	1,411.3
Property and equipment, net	—	114.7	119.4	—	234.1
Goodwill	—	924.6	952.8	—	1,877.4
Other intangible assets, net	—	1,008.8	778.4	—	1,787.2
Deferred income taxes	201.5	—	11.8	(201.5)	11.8
Investment in subsidiaries	2,776.3	1,801.0	—	(4,577.3)	—
Other assets	28.2	44.4	7.6	—	80.2
Intercompany loans	1,024.3	116.3	221.7	(1,362.3)	—

Total assets	$4,079.3	$4,511.5	$3,326.1	$(6,514.9)	$5,402.0

Liabilities, Redeemable Equity Units and Stockholders’ Equity
Current liabilities:
Current portion of debt and capital lease obligations	$130.6	$0.1	$262.8	$—	$393.5
Accounts payable	—	189.3	223.1	—	412.4
Accrued expenses	27.5	57.2	117.4	—	202.1
Intercompany payables	4.2	12.9	356.7	(373.8)	—

Total current liabilities	162.3	259.5	960.0	(373.8)	1,008.0
Long-term debt and capital lease obligations	2,621.6	1.8	131.7	—	2,755.1
Other long-term liabilities	0.4	50.7	112.5	—	163.6
Deferred income taxes	—	419.2	223.6	(201.5)	441.3
Intercompany loans	261.0	1,004.8	96.5	(1,362.3)	—

Total liabilities	3,045.3	1,736.0	1,524.3	(1,937.6)	4,368.0
Redeemable equity units	41.4	—	—	—	41.4
Total stockholders’ equity	992.6	2,775.5	1,801.8	(4,577.3)	992.6

Total liabilities, redeemable equity units and stockholders’ equity	$4,079.3	$4,511.5	$3,326.1	$(6,514.9)	$5,402.0

Condensed Consolidating Balance Sheet

December 31, 2011

(in millions)

	Parent	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations	Total Company
Assets
Current assets:
Cash and cash equivalents	$—	$30.2	$134.4	$—	$164.6
Compensating cash balance	—	—	185.4	—	185.4
Trade accounts receivable, net	—	2.3	553.9	—	556.2
Inventories	—	143.6	167.0	—	310.6
Other current assets	—	31.1	53.8	—	84.9
Intercompany receivables	19.1	274.8	2.3	(296.2)	—

Total current assets	19.1	482.0	1,096.8	(296.2)	1,301.7
Property and equipment, net	—	100.2	109.8	—	210.0
Goodwill	—	912.4	882.7	—	1,795.1
Other intangible assets, net	—	1,054.2	761.0	—	1,815.2
Deferred income taxes	187.7	—	10.3	(187.7)	10.3
Investment in subsidiaries	2,621.7	1,711.7	—	(4,333.4)	—
Other assets	26.0	26.7	4.7	—	57.4
Intercompany loans	1,017.8	93.2	306.2	(1,417.2)	—

Total assets	$3,872.3	$4,380.4	$3,171.5	$(6,234.5)	$5,189.7

Liabilities, Redeemable Equity Units and Stockholders’ Equity
Current liabilities:
Current portion of debt and capital lease obligations	$36.2	$0.2	$178.1	$—	$214.5
Accounts payable	—	212.4	213.7	—	426.1
Accrued expenses	55.8	71.5	125.3	—	252.6
Intercompany payables	—	5.5	290.7	(296.2)	—

Total current liabilities	92.0	289.6	807.8	(296.2)	893.2
Long-term debt and capital lease obligations	2,578.4	1.0	114.8	—	2,694.2
Other long-term liabilities	—	40.3	88.7	—	129.0
Deferred income taxes	—	429.8	216.5	(187.7)	458.6
Intercompany loans	187.2	998.8	231.2	(1,417.2)	—

Total liabilities	2,857.6	1,759.5	1,459.0	(1,901.1)	4,175.0
Redeemable equity units	53.9	—	—	—	53.9
Total stockholders’ equity	960.8	2,620.9	1,712.5	(4,333.4)	960.8

Total liabilities, redeemable equity units and stockholders’ equity	$3,872.3	$4,380.4	$3,171.5	$(6,234.5)	$5,189.7

Condensed Consolidating Statement of Operations

Year Ended December 31, 2012

(in millions)

	Parent	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations	Total Company
Net sales	$—	$2,101.4	$2,064.8	$(36.8)	$4,129.4
Cost of goods sold	—	1,569.9	1,428.9	(36.8)	2,962.0

Gross profit	—	531.5	635.9	—	1,167.4
Selling, general and administrative expenses	3.0	457.1	518.5	(63.2)	915.4

Operating (loss) income	(3.0)	74.4	117.4	63.2	252.0
Interest expense, net of interest income	(154.4)	(31.2)	(13.9)	—	(199.5)
Other income (expense), net	(18.2)	31.4	34.9	(63.2)	(15.1)
Loss on extinguishment of debt	(25.5)	—	—	—	(25.5)

(Loss) Income before income taxes and equity in earnings of subsidiaries	(201.1)	74.6	138.4	—	11.9
Income tax benefit (provision)	79.2	(44.9)	(42.4)	—	(8.1)
Equity in earnings of subsidiaries, net of tax	125.7	96.0	—	(221.7)	—

Net income	$3.8	$125.7	$96.0	$(221.7)	$3.8

(1)	The Parent’s net interest expense for the year ended December 31, 2012 of $154.4 million relates to long-term debt of approximately $2.6 billion, net of interest income associated with inter-company loans of $1.0 billion. The Parent is substantially dependent on dividends, interest income, or other distributions from its subsidiary companies to fund the cash interest expense on its long-term debt obligations. The Parent may draw on its existing revolving credit facility (a component of the Senior Secured Credit Facility) to fund certain portions of the cash interest expense on its long-term debt obligations.

Condensed Consolidating Statement of Operations

Year Ended December 31, 2011

(in millions)

	Parent	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations	Total Company
Net sales	$—	$2,138.9	$2,041.6	$(19.4)	$4,161.1
Cost of goods sold	—	1,594.8	1,406.2	(19.4)	2,981.6

Gross profit	—	544.1	635.4	—	1,179.5
Selling, general and administrative expenses	3.0	450.0	503.3	(46.0)	910.3
Impairment of intangible assets	—	3.3	—	—	3.3

Operating (loss) income	(3.0)	90.8	132.1	46.0	265.9
Interest expense, net of interest income	(159.2)	(34.5)	(5.9)	—	(199.6)
Other income (expense), net	25.0	30.0	12.8	(46.0)	21.8

(Loss) income before income taxes and equity in earnings of subsidiaries	(137.2)	86.3	139.0	—	88.1
Income tax benefit (provision)	56.7	(53.6)	(33.5)	—	(30.4)
Equity in earnings of subsidiaries, net of tax	138.2	105.5	—	(243.7)	—

Net income	$57.7	$138.2	$105.5	$(243.7)	$57.7

Condensed Consolidating Statement of Operations

Year Ended December 31, 2010

(in millions)

	Parent	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations	Total Company
Net sales	$—	$1,928.5	$1,724.2	$(14.0)	$3,638.7
Cost of goods sold	—	1,432.8	1,181.0	(14.0)	2,599.8

Gross profit	—	495.7	543.2	—	1,038.9
Selling, general and administrative expenses	3.3	386.8	437.0	(21.7)	805.4
Impairment of goodwill and intangible assets	—	47.6	0.5	—	48.1

Operating (loss) income	(3.3)	61.3	105.7	21.7	185.4
Interest expense, net of interest income	(164.0)	(35.2)	(3.5)	—	(202.7)
Other income (expense), net	63.8	34.0	(9.3)	(21.7)	66.8

(Loss) income before income taxes and equity in earnings of subsidiaries	(103.5)	60.1	92.9	—	49.5
Income tax benefit (provision)	44.1	(52.1)	(20.0)	—	(28.0)
Equity in earnings of subsidiaries, net of tax	80.9	72.9	—	(153.8)	—

Net income	$21.5	$80.9	$72.9	$(153.8)	$21.5

Condensed Consolidating Statement of Comprehensive Income or Loss

Year Ended December 31, 2012

(in millions)

	Parent	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations	Total Company
Net income	$3.8	$125.7	$96.0	$(221.7)	$3.8
Other comprehensive income, net of taxes:
Foreign currency translation:
Net unrealized gain arising during the period	35.3	35.3	35.3	(70.6)	35.3
Derivative instruments:
Net unrealized gain arising during the period	0.5	0.5	0.5	(1.0)	0.5
Reclassification of losses into earnings	3.4	1.4	1.4	(2.8)	3.4
Defined benefit plans:
Net unrealized loss arising during the period	(9.2)	(9.2)	(15.3)	24.5	(9.2)
Reclassification of actuarial loss into earnings	0.8	0.8	0.8	(1.6)	0.8

Other comprehensive income	30.8	28.8	22.7	(51.5)	30.8

Comprehensive income	$34.6	$154.5	$118.7	$(273.2)	$34.6

Condensed Consolidating Statement of Comprehensive Income or Loss

Year Ended December 31, 2011

(in millions)

	Parent	Subsidiary Guarantors	Non- Guarantor Subsidiaries	Eliminations	Total Company
Net income	$57.7	$138.2	$105.5	$(243.7)	$57.7
Other comprehensive loss, net of taxes:
Foreign currency translation:
Net unrealized loss arising during the period	(50.0)	(50.0)	(50.0)	100.0	(50.0)
Derivative instruments:
Net unrealized loss arising during the period	(1.5)	(1.5)	(1.5)	3.0	(1.5)
Reclassification of losses into earnings	4.6	1.6	1.6	(3.2)	4.6
Defined benefit plans:
Net unrealized loss arising during the period	(13.8)	(13.8)	(5.4)	19.2	(13.8)
Reclassification of actuarial loss into earnings	0.3	0.3	0.4	(0.7)	0.3

Other comprehensive loss	(60.4)	(63.4)	(54.9)	118.3	(60.4)

Comprehensive (loss) income	$(2.7)	$74.8	$50.6	$(125.4)	$(2.7)

Condensed Consolidating Statement of Comprehensive Income or Loss

Year Ended December 31, 2010

(in millions)

	Parent	Subsidiary Guarantors	Non- Guarantor Subsidiaries	Eliminations	Total Company
Net income	$21.5	$80.9	$72.9	$(153.8)	$21.5
Other comprehensive loss, net of taxes:
Foreign currency translation:
Net unrealized loss arising during the period	(91.1)	(91.1)	(91.1)	182.2	(91.1)
Derivative instruments:
Net unrealized loss arising during the period	(1.6)	(1.6)	(1.6)	3.2	(1.6)
Reclassification of losses into earnings	4.0	0.8	0.8	(1.6)	4.0
Defined benefit plans:
Net unrealized loss arising during the period	(9.7)	(9.7)	(5.3)	15.0	(9.7)
Reclassification of actuarial loss into earnings	—	—	0.4	(0.4)	—

Other comprehensive loss	(98.4)	(101.6)	(96.8)	198.4	(98.4)

Comprehensive loss	$(76.9)	$(20.7)	$(23.9)	$44.6	$(76.9)

Condensed Consolidating Statement of Cash Flows

Year Ended December 31, 2012

(in millions)

		Subsidiary	Non-Guarantor		Total
	Parent	Guarantors	Subsidiaries	Eliminations	Company
Net cash (used in) provided by operating activities	$(178.7)	$93.3	$120.1	$—	$34.7

Cash flows from investing activities:
Intercompany investing transactions	114.5	37.7	—	(152.2)	—
Acquisitions of businesses	—	(11.2)	(102.1)	—	(113.3)
Capital expenditures	—	(35.5)	(16.3)	—	(51.8)
Proceeds from sales of property and equipment	—	3.0	—	—	3.0
Other investing activities, net	—	1.2	—	—	1.2

Net cash provided by (used in) investing activities	114.5	(4.8)	(118.4)	(152.2)	(160.9)

Cash flows from financing activities:
Intercompany financing transactions	—	(114.5)	(37.7)	152.2	—
Proceeds from debt	1,321.7	—	102.4	—	1,424.1
Repayment of debt	(1,212.4)	(0.2)	(74.4)	—	(1,287.0)
Other financing activities, net	(43.9)	(0.7)	5.8	—	(38.8)

Net cash provided by (used in) financing activities	65.4	(115.4)	(3.9)	152.2	98.3

Effect of exchange rate changes on cash	—	—	3.1	—	3.1

Net increase (decrease) in cash and cash equivalents	1.2	(26.9)	0.9	—	(24.8)
Cash and cash equivalents beginning of period	—	30.2	134.4	—	164.6

Cash and cash equivalents end of period	$1.2	$3.3	$135.3	$—	$139.8

Condensed Consolidating Statement of Cash Flows

Year Ended December 31, 2011

(in millions)

	Parent	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations	Total Company
Net cash (used in) provided by operating activities	$(164.3)	$192.0	$111.6	$—	$139.3

Cash flows from investing activities:
Intercompany investing transactions	198.0	107.5	—	(305.5)	—
Acquisitions of businesses	(28.9)	(62.2)	(77.4)	—	(168.5)
Capital expenditures	—	(28.5)	(14.0)	—	(42.5)
Proceeds from sale of property and equipment	—	—	1.8	—	1.8

Net cash provided by (used in) investing activities	169.1	16.8	(89.6)	(305.5)	(209.2)

Cash flows from financing activities:
Intercompany financing transactions	—	(198.0)	(107.5)	305.5	—
Proceeds from debt	440.9	—	104.2	—	545.1
Repayment of debt	(458.8)	(0.3)	(1.7)	—	(460.8)
Other financing activities, net	12.7	9.2	(15.9)	—	6.0

Net cash (used in) provided by financing activities	(5.2)	(189.1)	(20.9)	305.5	90.3

Effect of exchange rate changes on cash	—	—	2.1	—	2.1

Net (decrease) increase in cash and cash equivalents	(0.4)	19.7	3.2	—	22.5
Cash and cash equivalents beginning of period	0.4	10.5	131.2	—	142.1

Cash and cash equivalents end of period	$—	$30.2	$134.4	$—	$164.6

Condensed Consolidating Statement of Cash Flows

Year Ended December 31, 2010

(in millions)

	Parent	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations	Total Company
Net cash (used in) provided by operating activities	$(137.3)	$181.5	$78.1	$—	$122.3

Cash flows from investing activities:
Intercompany investing transactions	158.6	8.5	—	(167.1)	—
Acquisitions of businesses	—	—	(32.8)	—	(32.8)
Capital expenditures	—	(31.4)	(10.2)	—	(41.6)

Net cash provided by (used in) investing activities	158.6	(22.9)	(43.0)	(167.1)	(74.4)

Cash flows from financing activities:
Intercompany financing transactions	—	(158.6)	(8.5)	167.1	—
Proceeds from debt	113.1	0.1	1.8	—	115.0
Repayment of debt	(135.5)	(0.4)	(2.3)	—	(138.2)
Other financing activities, net	0.2	0.7	—	—	0.9

Net cash used in financing activities	(22.2)	(158.2)	(9.0)	167.1	(22.3)

Effect of exchange rate changes on cash	—	—	(7.9)	—	(7.9)

Net (decrease) increase in cash and cash equivalents	(0.9)	0.4	18.2	—	17.7
Cash and cash equivalents beginning of period	1.3	10.1	113.0	—	124.4

Cash and cash equivalents end of period	$0.4	$10.5	$131.2	$—	$142.1

Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2012
Valuation and Qualifying Accounts

Schedule II – Valuation and Qualifying Accounts

VWR FUNDING, INC.

For the Years Ended December 31, 2012, 2011 and 2010

			Foreign
	Balance at		Currency	Increases
	Beginning of	Charged to	Translation	(Deductions)	Balance at
	Year	Income	Adjustment	From Reserves	End of Year
	(In millions)
Year ended December 31, 2012
Allowance for doubtful receivables (1)	$10.5	$4.0	$0.6	$(0.7)	$14.4
Valuation allowance on deferred taxes (2)	$79.7	$4.5	$0.7	$10.5	$95.4
Year ended December 31, 2011
Allowance for doubtful receivables (1)	$9.1	$3.3	$(0.4)	$(1.5)	$10.5
Valuation allowance on deferred taxes (2)	$67.5	$2.1	$(2.3)	$12.4	$79.7
Year ended December 31, 2010
Allowance for doubtful receivables (1)	$10.8	$2.5	$(0.6)	$(3.6)	$9.1
Valuation allowance on deferred taxes (2)	$56.6	$3.5	$(3.0)	$10.4	$67.5

(1)	Deductions from reserves indicates bad debts charged off, less recoveries.
(2)	Increases from reserves indicates utilization and other adjustments not charged or credited to income.

Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
Use of Estimates

(a) Use of Estimates

The preparation of consolidated financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue, expenses, income and loss during the reporting period. For example, significant estimates and assumptions were made in determining triggering events and in quantifying impairments of our assets in 2011 and 2010 (Note 6), the fair value of our financial instruments (Note 13), the need for valuation allowances on deferred taxes (Note 10) and the discount rates and expected return on plan assets (Note 11), among others. Those estimates and assumptions are based on management’s best estimates and judgment. Management evaluates its estimates and assumptions on an ongoing basis using historical experience and known facts and circumstances, including the current economic environment. Unfavorable global economic conditions increase the uncertainty inherent in such estimates and assumptions. We adjust such estimates and assumptions when we believe the facts and circumstances warrant an adjustment. As future events and their effects cannot be determined with precision, actual results could differ significantly from those estimates.

Principles of Consolidation

(b) Principles of Consolidation

The accompanying consolidated financial statements include the accounts of VWR Funding, Inc. and its subsidiaries after elimination of all intercompany balances and transactions. When the Company does not have a controlling interest in an entity, but exerts significant influence over the entity, the Company applies the equity method of accounting. The consolidated financial statements exclude the accounts of Holdings and VWR Investors, but include Holdings’ investment cost basis allocated to assets and liabilities acquired in the Merger.

Foreign Currency Translation

(c) Foreign Currency Translation

Assets and liabilities of our foreign subsidiaries, where the functional currency is the local currency, are translated into U.S. dollars using period-end exchange rates. Revenues, expenses, income and losses are translated using average exchange rates. Resulting translation adjustments are reported in accumulated other comprehensive income (loss) as a separate component of stockholders’ equity. Foreign currency transaction gains and losses are reported in other income (expense), net within our statements of operations, except for gains and losses associated with the purchase of inventories and related derivative financial instruments, which are reported in cost of goods sold within our statements of operations. See Note 13(c).

We have a significant amount of foreign-denominated debt on our U.S. dollar-denominated balance sheet. The translation of foreign-denominated debt obligations on our U.S. dollar-denominated balance sheet is reported in other income (expense), net as foreign currency exchange gains or losses each period. Such gains or losses are substantially unrealized and related to the weakening or strengthening of the Euro against the U.S. dollar, respectively. As a result, our operating results are exposed to fluctuations in foreign currency exchange rates, principally with respect to the Euro. A 10% change in foreign currency exchange rates associated with foreign denominated debt outstanding as of December 31, 2012, would have impacted our reported exchange gains or losses for the year ended December 31, 2012, by approximately $82.0 million on a pre-tax basis.

Foreign currency exchange gains and losses included in other income (expense), net were as follows (in millions):

	Year Ended December 31,
	2012	2011	2010
Exchanges (losses) gains, net	$(14.4)	$21.8	$66.8

During the years ended December 31, 2012, 2011 and 2010, we recorded foreign currency exchange gains and losses based primarily on changes in the value of the Euro, the British pound sterling and the Canadian dollar against the U.S. dollar, as well as the Euro against the British pound sterling during such time periods.

Cash, Cash Equivalents and Compensating Cash Balance

(d) Cash, Cash Equivalents and Compensating Cash Balance

Cash and cash equivalents are comprised of highly liquid investments with original maturities of three months or less, primarily consisting of Euro-denominated overnight deposits and investments in money market funds.

Our notional cash pooling arrangement is with a single financial institution with specific provisions for the right to offset positive and negative cash balances. However, we believe it is unlikely that we would offset an underlying cash deficit with a cash surplus from another country. Accordingly, we classify a positive amount of cash, equal to the aggregate bank overdraft position of subsidiaries participating in our notional cash pooling arrangement, as a compensating cash balance separate from cash and cash equivalents. Due to the nature of these bank overdraft positions, all amounts have been classified within the current portion of debt at each period end.

Trade Accounts Receivable

(e) Trade Accounts Receivable

The carrying amount of trade accounts receivable includes a reserve representing our estimate of the amounts that will not be collected and for estimated sales returns and allowances. In addition to reviewing delinquent accounts receivable, we consider many factors in estimating our reserve, including historical data, experience, customer types, creditworthiness and economic trends. From time to time, we may adjust our assumptions for anticipated changes in any of these or other factors expected to affect collectability.

Trade accounts receivable reflects a diverse customer base and our wide geographic dispersion of businesses. As a result, no significant concentrations of credit risk existed as of December 31, 2012 or 2011.

Inventories

(f) Inventories

Inventories, consisting primarily of products held for sale, are valued at the lower of cost or market, cost being primarily determined by the last-in, first-out (“LIFO”) method for our U.S. subsidiaries and the first-in, first-out method for all other subsidiaries. We periodically review quantities of inventories on hand and compare these amounts to the expected use of each product or product line. We record a charge to cost of goods sold for the amount required to reduce the carrying value of inventory to net realizable value. The table below shows the percentage of inventories determined using the LIFO method and the amount by which the LIFO cost is less than the current cost for each period (amounts in millions).

	December 31,
	2012	2011
Percent using LIFO method	45%	47%
Amount less than current cost	$17.9	$15.8

Property and Equipment

(g) Property and Equipment

Property and equipment are recorded at cost. Property and equipment held under capital leases are recorded at the present value of minimum lease payments. Depreciation is calculated using the straight-line method over estimated useful lives of 10 to 40 years for buildings and improvements and 3 to 15 years for equipment and computer software. Property and equipment held under capital leases and leasehold improvements are amortized on a straight-line basis over the shorter of the estimated useful lives of the assets or the estimated remaining life of the lease. Costs for repairs and maintenance that do not significantly increase the value or estimated lives of property and equipment are treated as expense as such costs are incurred.

Impairment of Long-Lived Assets

(h) Impairment of Long-Lived Assets

We evaluate the recoverability of long-lived assets used in operations when events or changes in circumstances indicate a possible inability to recover carrying amounts. The Company assesses recoverability by comparing the carrying value of the asset to estimated undiscounted future cash flows expected to be generated by the asset. If an asset is considered impaired, the impairment loss to be recognized is measured as the amount by which the asset’s carrying value exceeds its fair value.

Goodwill and Intangible Assets

(i) Goodwill and Intangible Assets

Goodwill represents the excess of purchase price over the fair value of net assets acquired in connection with the Merger and acquisitions subsequent to the Merger. Our amortizable intangible assets primarily relate to customer and supplier relationships and are amortized over their respective estimated useful lives on a straight-line basis. Our indefinite-lived intangible assets relate to our trademarks and tradenames and are not amortized.

We reevaluate the estimated useful lives of our intangible assets annually. We determined that our trademarks and tradenames have indefinite lives because they do not have legal, regulatory, contractual, competitive or economic limitations and are expected to contribute to the generation of cash flows indefinitely.

Goodwill and other indefinite-lived intangible assets are not amortized and are tested annually for impairment or between the annual tests if an event or change in circumstance occurs that would more likely than not reduce the fair value of the asset below its carrying amount. Amortizable intangible assets are reviewed for impairment whenever indication of potential impairment exists.

Indefinite-lived intangible assets are tested for impairment prior to testing of goodwill or amortizable intangible assets. An impairment charge is measured if the carrying value of an indefinite-lived intangible asset exceeds its fair value. We evaluate the recoverability of our amortizable intangible assets by comparing the carrying value to estimated undiscounted future cash flows expected to be generated. If an amortizable intangible asset is considered impaired, the impairment loss to be recognized is measured as the amount by which the asset’s carrying value exceeds its fair value.

Goodwill impairment testing is performed at the reporting unit level. We have determined that our reporting units are the same as our business segments and we have elected to perform our annual impairment testing on October 1 of each year. The goodwill impairment analysis consists of an optional qualitative assessment potentially followed by a two-step quantitative analysis. First, we have the option to perform a qualitative assessment to determine whether it is more likely than not that the fair value of each reporting unit is less than its carrying amount. If we determine that this is the case, or if we elect not to perform a qualitative assessment, we then perform a two-step quantitative analysis. The first step of the quantitative analysis (“Step 1”) involves comparing the reporting unit’s estimated fair value to its carrying value, including goodwill. If the estimated fair value exceeds its carrying value, goodwill is considered not to be impaired. If the carrying value exceeds its estimated fair value, there is an indication of potential impairment and the second step is performed to measure the amount of impairment, if any. The second step of the quantitative analysis (“Step 2”) involves calculating an implied fair value of goodwill, determined in a manner similar to the amount of goodwill calculated in a business combination. If the implied fair value of goodwill exceeds the carrying value of goodwill, there is no impairment. If the carrying value of goodwill exceeds the implied fair value of goodwill, an impairment charge is recorded for the excess. Goodwill impairments cannot be reversed in subsequent periods.

Impairment losses associated with goodwill and intangible assets were recognized in 2011 and 2010. See Note 6.

Advertising

(j) Advertising

We expense advertising costs as incurred, except for certain direct-response advertising, which is capitalized and amortized over its expected period of future benefit, generally between 12 to 48 months. Capitalized direct-response advertising, which is included in other current assets and other assets, consists of catalog production and mailing costs that are expensed over the estimated useful life from the date catalogs are mailed. Capitalized direct-response advertising as of December 31, 2012 and 2011, were $4.4 million and $6.3 million, respectively. The table below shows total advertising expense, including amortization of capitalized direct-response advertising costs, for each of the reporting periods (in millions).

	Year Ended December 31,
	2012	2011	2010
Advertising expense	$16.8	$23.5	$21.8

Revenue Recognition

(k) Revenue Recognition

We record product revenue on a gross basis when persuasive evidence of an arrangement exists, the price is fixed or determinable, title and risk of loss have been transferred to the customer and collectability of the resulting receivable is reasonably assured. Title and risk of loss is transferred at the time of shipment or upon delivery to customers, depending upon the terms of the arrangement with the customer. Products are delivered without post-sale obligations to the customer. Provisions for discounts, rebates to customers, sales returns and other adjustments are provided for as a reduction of sales in the period the related sales are recorded.

Our service revenues, which are substantially less than our product distribution revenues, are primarily comprised of technical services, on-site storeroom services, laboratory and furniture design, supply and installation. Revenues related to technical services and on-site storeroom services are recognized as the services are performed. Certain of our arrangements to provide on-site storeroom services contain multiple elements. We recognize revenue separately for each element based on the fair value of the element provided. The majority of contracts associated with our laboratory and furniture design, supply and installation are recorded under the percentage-of-completion method of accounting. Profits recognized on contracts in process are based upon estimated contract revenue and cost to completion. Cost to completion is measured based on actual costs incurred to date compared to total estimated costs. Typically, the duration of such projects does not extend beyond two months.

We record shipping and handling charges billed to customers in net sales and record shipping and handling costs in cost of goods sold for all periods presented. Sales taxes, value-added taxes and certain excise taxes collected from customers and remitted to governmental authorities are accounted for on a net basis and therefore are excluded from net sales.

Income Taxes

(l) Income Taxes

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the expected net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting and income tax purposes and net operating loss and credit carryforwards. Deferred tax assets and liabilities are measured using the enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. We record a valuation allowance to reduce deferred tax assets to the amount that is more likely than not to be realized.

The Company recognizes the effect of income tax positions only if those positions are more likely than not to be sustained. Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being realized. Changes in recognition or measurement are reflected in the period in which a change in judgment occurs, as a result of information that arises or when a tax position is effectively settled. We recognize accrued interest and penalties related to unrecognized tax benefits as a component of income tax expense in our consolidated financial statements. See Note 10.

Insurance

(m) Insurance

We maintain commercial insurance programs with third parties in the areas of executive risk, commercial property, business interruption and casualty (including product liability). We also self-insure certain risks inherent in our business which, taken together with the deductible levels and exclusions contained within our third party programs, results in our recording of accruals for incurred claims. Our ultimate exposure may be mitigated by amounts we expect to recover from third parties associated with such claims.

Pensions and Other Postretirement Plans

(n) Pensions and Other Postretirement Plans

We have defined benefit plans covering certain of our employees. The benefits include pension, salary continuance, life insurance and healthcare. Benefits are accrued over the employees’ service periods. The Company uses actuarial methods and assumptions in the valuation of defined benefit obligations and the determination of expense. Differences between actual and expected results or changes in the value of defined benefit obligations and plan assets are not recognized in earnings as they occur but, rather, systematically over subsequent periods. See Note 11.

Share-Based Compensation

(o) Share-Based Compensation

The Company expenses the grant-date fair value of share-based awards over the vesting period during which services are performed. Share-based compensation expense that has been included in selling, general and administrative (“SG&A”) expenses amounted to $0.9 million, $2.3 million and $3.4 million for the years ended December 31, 2012, 2011 and 2010, respectively. See Note 12.

Financial Instruments and Derivatives

(p) Financial Instruments and Derivatives

All derivatives, whether designated for hedging relationships or not, are recorded on the balance sheet at fair value. For all hedging relationships the Company formally documents the hedging relationship and its risk-management objective and strategy, the hedged instrument, the hedged item, the nature of the risk being hedged, how the hedging instrument’s effectiveness will be assessed prospectively and retrospectively, and a description of the method of measuring ineffectiveness. If the derivative is designated as a fair value hedge, the changes in the fair value of the derivative and of the hedged item attributable to the hedged risk are recognized in the results of operations. If the derivative is designated as a cash flow hedge, the effective portions of changes in the fair value of the derivative are recorded in accumulated other comprehensive income (loss) and are recognized in the results of operations when the hedged item affects earnings. Ineffective portions of changes in the fair value of cash flow hedges are recognized in the results of operations. Cash flows from derivatives that are accounted for as hedges are classified in the statement of cash flows in the same category as the item being hedged or on a basis consistent with the nature of the instrument. Cash flows from our interest rate swap arrangements are classified in the statement of cash flows within operating activities consistent with the classification of interest. For derivative instruments not designated as hedging instruments, changes in fair value are recognized in the results of operations in the current period. See Note 13(c).

Reclassifications	(q) Reclassifications Certain amounts from prior periods presented in the consolidated financial statements and notes thereto have been reclassified to conform to the current period presentation.
New Accounting Standards

Testing Indefinite-Lived Intangibles for Impairment

In July 2012, the Financial Accounting Standards Board (the “FASB”) updated its guidance regarding how entities test indefinite-lived intangibles for impairment. Under the amended guidance, an entity has the option to first assess qualitative factors to determine whether it is more likely than not that an indefinite-lived intangible asset is impaired. If an entity determines that is more likely than not that the fair value of such an asset exceeds its carrying amount, it would not need to calculate the fair value of the asset in that year. If the entity concludes otherwise, it must calculate the fair value of the assets, compare that value with its carrying amount and record an impairment charge, if any. The new guidance is effective for tests performed for fiscal years beginning after September 15, 2012, with early adoption permitted. We adopted the new guidance during the fourth quarter of 2012 in connection with our annual indefinite-lived intangible asset impairment test. However, we elected to bypass the qualitative assessment option and performed the quantitative-based tests for impairment of our indefinite-lived intangible assets.

Presentation of Comprehensive Income

In two separate updates issued in June and December of 2011, the FASB updated its guidance regarding the presentation of comprehensive income. The updated guidance requires presentation of net income, items of other comprehensive income and total comprehensive income either in one continuous statement or two separate but consecutive statements. Presentation of comprehensive income in the statement of stockholders’ equity is no longer permitted. These updates became effective for the Company beginning in the first quarter of 2012, and did not have an impact on the Company’s results of operations or financial position.

In February 2013, the FASB issued updated guidance requiring an entity to provide information about the amounts reclassified from accumulated other comprehensive income by component. In addition, an entity is required to present, either on the face of the income statement or in the notes, significant amounts reclassified from accumulated other comprehensive income by the respective income statement line item. This new guidance is to be applied prospectively for interim and annual periods beginning after December 15, 2012. We do not expect the adoption of this guidance in the first quarter of 2013 to have an impact on our results of operations or financial position.

Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Foreign Currency Exchange Gains and Losses Included in Other Income (Expense), Net

Foreign currency exchange gains and losses included in other income (expense), net were as follows (in millions):

	Year Ended December 31,
	2012	2011	2010
Exchanges (losses) gains, net	$(14.4)	$21.8	$66.8

Percentage of Inventories Determined Using LIFO Method

The table below shows the percentage of inventories determined using the LIFO method and the amount by which the LIFO cost is less than the current cost for each period (amounts in millions).

	December 31,
	2012	2011
Percent using LIFO method	45%	47%
Amount less than current cost	$17.9	$15.8

Total Advertising Expense, Including Amortization of Capitalized Direct-Response Advertising Costs

The table below shows total advertising expense, including amortization of capitalized direct-response advertising costs, for each of the reporting periods (in millions).

	Year Ended December 31,
	2012	2011	2010
Advertising expense	$16.8	$23.5	$21.8

Goodwill and Other Intangible Assets, net (Tables)	12 Months Ended
Dec. 31, 2012
Changes in Carrying Value of Goodwill by Segment

The following table presents changes in the carrying value of goodwill by segment (in millions):

	North	European	Science
	American Lab	Lab	Education	Total
Balance at January 1, 2011	$948.7	$808.4	$—	$1,757.1
Acquisitions (Note 5)	63.0	6.6	—	69.6
Currency translation	(4.3)	(27.1)	—	(31.4)
Other	—	(0.2)	—	(0.2)

Balance at December 31, 2011	1,007.4	787.7	—	1,795.1
Acquisitions (Note 5)	22.0	37.8	—	59.8
Currency translation	2.6	19.6	—	22.2
Other	0.1	0.2	—	0.3

Balance at December 31, 2012	$1,032.1	$845.3	$—	$1,877.4

Gross Amount of Goodwill and Accumulated Impairment Losses by Segment

The following table presents the gross amount of goodwill and accumulated impairment losses by segment (in millions):

	December 31, 2012			December 31, 2011
	Gross	Accumulated	Net	Gross	Accumulated	Net
	Carrying	Impairment	Carrying	Carrying	Impairment	Carrying
	Amount	Losses	Amount	Amount	Losses	Amount
North American Lab	$1,127.6	$95.5	$1,032.1	$1,102.9	$95.5	$1,007.4
European Lab	845.3	—	845.3	787.7	—	787.7
Science Education	99.8	99.8	—	99.8	99.8	—

Total goodwill	$2,072.7	$195.3	$1,877.4	$1,990.4	$195.3	$1,795.1

Components of Other Intangible Assets

The following table presents the components of other intangible assets (in millions):

	December 31, 2012			December 31, 2011
	Gross		Net	Gross		Net
	Carrying	Accumulated	Carrying	Carrying	Accumulated	Carrying
	Amount	Amortization	Amount	Amount	Amortization	Amount
Amortizable intangible assets:
Customer relationships:
North American Lab	$831.4	$218.8	$612.6	$813.2	$173.9	$639.3
European Lab	503.9	136.9	367.0	469.0	107.3	361.7
Science Education	131.0	36.0	95.0	131.0	29.5	101.5
Chemical supply agreement	52.8	41.5	11.3	51.7	33.2	18.5
Other	33.7	15.5	18.2	27.9	10.5	17.4

Total amortizable intangible assets	1,552.8	448.7	1,104.1	1,492.8	354.4	1,138.4
Indefinite-lived intangible assets:
Trademarks and tradenames	683.1	—	683.1	676.8	—	676.8

Total other intangible assets	$2,235.9	$448.7	$1,787.2	$2,169.6	$354.4	$1,815.2

Amortization Expense	The following table presents amortization expense for each of the reporting periods (in millions):

	Year Ended December 31,
	2012	2011	2010
Amortization expense	$89.9	$88.6	$81.6

Schedule of Estimated Amortization Expense

The estimated amortization expense for each of the five succeeding years and thereafter is as follows (in millions):

Year ending December 31,
2013	$91.7
2014	86.2
2015	82.0
2016	80.8
2017	80.2
Thereafter	683.2

$1,104.1

Acquisitions (Tables)	12 Months Ended
Dec. 31, 2012
Supplemental Pro-forma Financial Information of Acquisitions

The following unaudited supplemental pro-forma financial information presents a summary of the consolidated results of operations of the Company as if the Acquisitions had occurred as of January 1, 2011 (in millions):

	Year Ended December 31,
	2012	2011
Net sales	$4,203.1	$4,379.5
Income before income taxes	18.1	102.8

Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2012
Property and Equipment, Net

Property and equipment, net, for each of the reporting periods is shown in the table below (in millions):

	December 31,
	2012	2011
Land	$17.7	$15.7
Buildings and improvements	147.0	118.3
Equipment and computer software	225.8	172.3
Capital additions in process	3.8	27.6

	394.3	333.9
Less accumulated depreciation	(160.2)	(123.9)

Property and equipment, net	$234.1	$210.0

Depreciation Expense

Depreciation expense, including amortization of assets recorded under capital leases, for each of the reporting periods is shown in the table below (in millions):

	Year Ended December 31,
	2012	2011	2010
Depreciation expense	$36.0	$32.3	$34.9

Accrued Expenses (Tables)	12 Months Ended
Dec. 31, 2012
Components of Accrued Expenses

The components of accrued expenses for each of the reporting periods is shown in the table below (in millions):

	December 31,
	2012	2011
Other accrued expenses	$65.3	$72.5
Employee-related accruals	58.9	75.0
Accrued interest	22.6	38.4
Income taxes payable	10.3	20.5
Non-income taxes payable	20.9	19.9
Interest rate swap arrangements	—	12.3
Deferred income taxes	8.5	8.0
Cost reduction-related accruals	15.6	6.0

	$202.1	$252.6

Debt (Tables)	12 Months Ended
Dec. 31, 2012
Carrying Value of Debt Obligations

The following table presents the carrying value of our debt obligations (in millions):

	December 31,
	2012	2011
Senior Secured Credit Facility	$1,475.7	$1,367.7
10.25% Senior Notes	—	713.0
7.25% Senior Notes	750.0	—
10.75% Senior Subordinated Notes	526.5	522.9
A/R Facility	117.2	101.0
Compensating cash balance	246.9	185.4
Capital leases	19.7	17.2
8% Predecessor Senior Subordinated Notes	1.0	1.0
Other debt	11.6	0.5

Total debt	3,148.6	2,908.7
Less current portion	(393.5)	(214.5)

Long term-portion	$2,755.1	$2,694.2

Summary of Principal Maturities of Debt

The following table summarizes the principal maturities of our debt as of December 31, 2012, taking into consideration the Incremental Amendment to our Senior Secured Credit Facility on January 31, 2013 discussed below (in millions):

	2013	2014	2015	2016	2017	Thereafter	Total
Senior Secured Credit Facility —term loans	$16.1	$14.1	$14.1	$14.1	$1,302.8	$—	$1,361.2
Senior Secured Credit Facility —revolving facility	—	—	—	114.5	—	—	114.5
7.25% Senior Notes	—	—	—	—	750.0	—	750.0
10.75% Senior Subordinated Notes	—	—	—	—	526.5	—	526.5
A/R Facility	—	117.2	—	—	—	—	117.2
Compensating cash balance	246.9	—	—	—	—	—	246.9
Capital leases	4.4	3.8	3.1	3.4	1.9	3.1	19.7
8% Predecessor Senior Subordinated Notes	—	1.0	—	—	—	—	1.0
Other debt	11.6	—	—	—	—	—	11.6

Total debt	$279.0	$136.1	$17.2	$132.0	$2,581.2	$3.1	$3,148.6

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Components of Income (Loss) Before Income Taxes

The components of income before income taxes are as follows (in millions):

	Year Ended December 31,
	2012	2011	2010
United States	$(78.2)	$(12.1)	$(47.9)
Foreign	90.1	100.2	97.4

Total income before income taxes	$11.9	$88.1	$49.5

Components of Income Tax (Provision) Benefit

The components of income tax provision are as follows (in millions):

	Year Ended December 31,
	2012	2011	2010
Current:
Federal	$(10.2)	$(9.8)	$—
State	(1.1)	(1.5)	(0.3)
Foreign	(34.6)	(34.4)	(26.5)

	(45.9)	(45.7)	(26.8)

Deferred:
Federal	24.9	3.0	(4.0)
State	2.3	(3.0)	(2.0)
Foreign	10.6	15.3	4.8

	37.8	15.3	(1.2)

Total income tax provision	$(8.1)	$(30.4)	$(28.0)

(Provision) Benefit for Income Taxes in Accompanying Statements of Operations

The provision for income taxes in the accompanying statements of operations differs from the provision calculated by applying the statutory federal income tax rate of 35% due to the following (in millions):

	Year Ended December 31,
	2012	2011	2010
Statutory tax provision	$(4.2)	$(30.8)	$(17.3)
State income taxes, net of federal benefit	0.7	(3.1)	(1.6)
Change in foreign tax rates	(1.4)	7.0	—
Foreign rate differential	5.2	2.8	4.1
Asset impairments	—	—	(8.0)
Nondeductible expenses	(0.6)	(1.1)	(1.3)
Change in valuation allowance	(4.5)	(2.1)	(3.5)
Other, net	(3.3)	(3.1)	(0.4)

Total income tax provision	$(8.1)	$(30.4)	$(28.0)

Deferred Tax Assets and Liabilities

Deferred tax assets and liabilities are comprised of the following (in millions):

	December 31,
	2012	2011
Deferred tax assets:
Net operating loss carryforwards	$275.8	$266.6
Pension and other compensation benefits	13.3	14.8
Foreign currency translation loss	8.5	—
Derivative financial instruments	—	5.2
Foreign tax credit and alternative minimum tax carryforwards	8.0	7.9
Inventory overhead capitalization	2.4	2.6
Accrued expenses	3.6	4.6
Receivables	4.9	3.5
Transaction fees	5.5	7.9

	322.0	313.1
Valuation allowances	(95.4)	(79.7)

Total deferred tax assets, net of valuation allowances	226.6	233.4
Deferred tax liabilities:
Intangible assets	596.9	607.2
Property and equipment	8.9	9.9
Inventory valuation	13.1	15.0
Goodwill amortization	29.4	27.1
Foreign currency translation gain	—	19.0
Other	4.7	4.5

Total deferred tax liabilities	653.0	682.7

Net deferred tax liability	$426.4	$449.3

Classification of Deferred Income Taxes in Consolidated Balance Sheets

Deferred income taxes have been classified in the accompanying consolidated balance sheets as follows (in millions):

	December 31,
	2012	2011
Deferred tax asset — current (included in other current assets)	$11.6	$7.0
Deferred tax asset — noncurrent	11.8	10.3
Deferred tax liability — current (included in accrued expenses)	(8.5)	(8.0)
Deferred tax liability — noncurrent	(441.3)	(458.6)

Net deferred tax liability	$(426.4)	$(449.3)

Changes in Reserve Associated with Uncertain Tax Positions

The following table reflects changes in the reserve associated with uncertain tax positions, exclusive of interest and penalties (in millions):

	Year Ended December 31,
	2012	2011	2010
Balance at January 1	$31.1	$4.9	$5.0
Tax positions related to the current year — additions	13.7	14.1	—
Tax positions related to prior years — additions	1.7	13.6	—
Tax positions related to prior years — reductions	—	(1.2)	—
Reductions for settlements with taxing authorities	—	(0.1)	(0.1)
Reductions as a result of a lapse of statutes of limitations	—	(0.2)	—

Balance at December 31	$46.5	$31.1	$4.9

Benefit Programs (Tables)	12 Months Ended
Dec. 31, 2012
U.S. Retirement Plan [Member]
Change in Benefit Obligation, Change in Plan Assets and Reconciliation of Funded Status

The change in benefit obligation, change in plan assets, and reconciliation of funded status were as follows (in millions):

	Year Ended December 31,
	2012	2011
Change in benefit obligation:
Benefit obligation — beginning of year	$217.9	$179.7
Service cost	0.7	0.7
Interest cost	8.8	9.4
Actuarial loss	5.1	34.1
Benefits paid	(6.2)	(6.0)

Benefit obligation — end of year	226.3	217.9

Change in plan assets:
Fair value of plan assets — beginning of year	241.5	213.8
Actual gain on plan assets	29.2	33.7
Benefits paid	(6.2)	(6.0)

Fair value of plan assets — end of year	264.5	241.5

Funded status	$38.2	$23.6

Amounts Recognized in Consolidated Balance Sheet

Amounts recognized in the consolidated balance sheet for the U.S. Retirement Plan were as follows (in millions):

	December 31,
	2012	2011
Other assets	$38.2	$23.6
Accumulated other comprehensive income or loss — pre-tax	(28.1)	(18.3)

Schedule of Net Periodic Pension Income

The following table presents the components of net periodic pension income for the U.S. Retirement Plan (in millions):

	Year Ended December 31,
	2012	2011	2010
Service cost	$0.7	$0.7	$0.6
Interest cost	8.8	9.4	9.3
Expected return on plan assets	(14.3)	(12.2)	(12.0)
Recognized net actuarial gain	—	(0.4)	(0.6)

Net periodic pension income	$(4.8)	$(2.5)	$(2.7)

Net Actuarial Losses Included in Other Comprehensive Income or Loss

The following net actuarial gains or losses were included in other comprehensive income or loss (in millions):

	Year Ended December 31,
	2012	2011	2010
Net actuarial gain (loss) included in other comprehensive income or loss	$9.9	$(12.7)	$(6.0)

Schedule of Assumptions Used in Determining Net Periodic Pension and Projected Benefit Obligation

The net periodic pension income and the projected benefit obligation were based on the following assumptions:

	Year Ended December 31,
	2012	2011	2010
Discount rate for benefit obligation as of year end	3.95%	4.10%	5.40%
Discount rate for net periodic pension income	4.10%	5.40%	5.75%
Expected rate of return on plan assets for net periodic pension income	6.00%	5.80%	6.03%

Schedule of Fair Value of Plan Assets

The estimated fair values of the U.S. Retirement Plan’s assets as of December 31, 2012 and 2011, by asset class were as follows (see Note 13 for more discussion on fair value measurements) (in millions):

	December 31, 2012				December 31, 2011
		Quoted	Significant			Quoted	Significant
		Prices in	Other	Significant		Prices in	Other	Significant
		Active	Observable	Unobservable		Active	Observable	Unobservable
		Markets	Inputs	Inputs		Markets	Inputs	Inputs
Asset Class	Total	(Level 1)	(Level 2)	(Level 3)	Total	(Level 1)	(Level 2)	(Level 3)
Money market funds	$22.2	$—	$22.2	$—	$5.2	$—	$5.2	$—
Fixed income fund	217.8	—	217.8	—	193.0	—	193.0	—
Equity funds	24.5	—	24.5	—	43.3	—	43.3	—

Total	$264.5	$—	$264.5	$—	$241.5	$—	$241.5	$—

Schedule of Estimated Benefits Expected to be Paid

The following table summarizes the benefits expected to be paid under the U.S. Retirement Plan over each of the next five years and the following five-year period (in millions):

Year ending December 31,
2013	$7.4
2014	8.0
2015	8.6
2016	9.1
2017	9.7
2018 – 2022	56.5

Non-U.S. Benefit Plans [Member]
Change in Benefit Obligation, Change in Plan Assets and Reconciliation of Funded Status

Combined information for the German, French and the UK plans’ change in benefit obligation, change in plan assets, and reconciliation of funded status were as follows (in millions):

	Year Ended December 31,
	2012	2011
Change in benefit obligation:
Benefit obligation — beginning of year	$121.5	$115.7
Service cost	1.7	2.3
Interest cost	5.9	6.4
Plan participants’ contributions	0.3	0.3
Actuarial loss	23.7	1.8
Benefits paid	(3.4)	(3.2)
Curtailment	(4.8)	—
Currency translation changes	5.3	(1.8)

Benefit obligation — end of year	150.2	121.5

Change in plan assets:
Fair value of plan assets — beginning of year	61.5	62.6
Actual gain (loss) on plan assets	6.2	(0.2)
Company contributions	2.7	1.0
Plan participants’ contributions	0.3	0.3
Benefits paid	(2.2)	(2.0)
Currency translation changes	3.1	(0.2)

Fair value of plan assets — end of year	71.6	61.5

Funded status	$(78.6)	$(60.0)

Amounts Recognized in Consolidated Balance Sheet

Amounts recognized in the consolidated balance sheet were as follows (in millions):

	December 31,
	2012	2011
Other assets	$0.4	$0.4
Other long-term liabilities	(79.0)	(60.4)
Accumulated other comprehensive income or loss — pre-tax	40.5	25.0

Schedule of Net Periodic Pension Income

The following table presents the components of net periodic pension cost for the German, French and UK Plans (in millions):

	Year Ended December 31,
	2012	2011	2010
Service cost	$1.7	$2.2	$2.0
Interest cost	5.9	6.2	5.7
Expected return on plan assets	(3.9)	(4.4)	(3.8)
Recognized net actuarial loss	0.9	0.7	0.4

Net periodic pension cost	$4.6	$4.7	$4.3

Net Actuarial Losses Included in Other Comprehensive Income or Loss

The following net actuarial gains or losses were included in other comprehensive income or loss (in millions):

	Year Ended December 31,
	2012	2011	2010
Net actuarial loss included in other comprehensive income or loss	$(16.5)	$(6.2)	$(3.6)

Schedule of Assumptions Used in Determining Net Periodic Pension and Projected Benefit Obligation

The combined net periodic pension cost and the combined projected benefit obligation were based on the following weighted average assumptions:

	Year Ended December 31,
	2012	2011	2010
Discount rate for benefit obligation as of year end	4.11%	4.88%	5.21%
Discount rate for net periodic pension cost	4.88%	5.21%	5.54%
Expected rate of return on plan assets for net periodic pension cost
(French and UK plans only)	6.33%	6.83%	6.86%
Assumed annual rate of compensation increase for benefit obligation	3.00%	3.26%	3.53%
Assumed annual rate of compensation increase for net periodic pension cost	3.24%	3.92%	3.59%

Schedule of Fair Value of Plan Assets

The combined estimated fair values of the French and UK plans’ assets as of December 31, 2012 and 2011, by asset class were as follows (see Note 13 for more discussion on fair value measurements) (in millions):

	December 31, 2012				December 31, 2011
		Quoted	Significant			Quoted	Significant
		Prices in	Other	Significant		Prices in	Other	Significant
		Active	Observable	Unobservable		Active	Observable	Unobservable
		Markets	Inputs	Inputs		Markets	Inputs	Inputs
Asset Class	Total	(Level 1)	(Level 2)	(Level 3)	Total	(Level 1)	(Level 2)	(Level 3)
Insurance contracts	$71.6	$—	$71.6	$—	$61.5	$—	$61.5	$—

Total	$71.6	$—	$71.6	$—	$61.5	$—	$61.5	$—

Schedule of Estimated Benefits Expected to be Paid

The following table summarizes the benefits expected to be paid under the German, French and UK Plans over each of the next five years and the following five-year period (in millions):

Year ending December 31,
2013	$3.6
2014	3.7
2015	3.8
2016	4.0
2017	4.2
2018 – 2022	24.4

Other U.S. Benefit Plans [Member]
Schedule of Expenses Incurred Under Other U.S. Benefit Plans

Expenses incurred under these plans were as follows (in millions):

	Year Ended December 31,
	2012	2011	2010
Defined contribution plans	$7.2	$8.4	$8.1
Union-sponsored plans	2.1	0.6	0.6
Supplemental pension plan	0.5	0.4	0.4
Nonqualified deferred compensation plan	0.2	0.2	0.2

Accumulated Postretirement Benefit Obligation and Weighted Average Discount Rate Used in Determining Accumulated Benefit Obligation

Shown below are the accumulated postretirement benefit obligation and the weighted average discount rate used in determining the accumulated postretirement benefit obligation (amounts in millions). The annual cost of these plans is not material.

	December 31,
	2012	2011
Postretirement benefit obligations	$1.7	$2.0
Weighted average discount rate	3.95%	4.10%
Healthcare cost trend rate assumed for next year	7.90%	8.20%
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate)	4.50%	4.50%
Year that the rate reaches the ultimate trend rate	2028	2028

Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2012
Carrying Value of Redeemable Equity Units

The following table presents changes in the carrying value of redeemable equity units (in millions):

Balance at December 31, 2011	$53.9	$50.0
Reclassifications from permanent equity, net	4.1	6.8
Reclassifications to accrued expenses upon notification of redemption	(16.6)	(2.9)

Balance at December 31, 2012	$41.4	$53.9

Financial Instruments and Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2012
Information about Other Financial Assets and Liabilities Measured at Fair Value on Recurring Basis

The following tables present information about the Company’s material other financial assets and liabilities measured at fair value on a recurring basis (in millions):

	December 31, 2012
	Total	Level 1	Level 2	Level 3
Assets
Foreign currency forward contracts	$1.6	$—	$1.6	$—
Liabilities
Foreign currency forward contracts	$0.4	$—	$0.4	$—

	December 31, 2011
	Total	Level 1	Level 2	Level 3
Liabilities
Interest rate swap arrangements	$12.3	$—	$12.3	$—
Foreign currency forward contracts	$2.6	$—	$2.6	—

Carrying Amounts and Estimated Fair Values of Debt Instruments

The following table presents the carrying amounts and estimated fair values of our primary debt instruments (in millions):

	December 31, 2012		December 31, 2011
	Carrying		Carrying
	Amount	Fair Value	Amount	Fair Value
Senior Secured Credit Facility	$1,475.7	$1,481.3	$1,367.7	$1,293.8
10.25% Senior Notes	—	—	713.0	736.1
7.25% Senior Notes	750.0	788.9	—	—
Senior Subordinated Notes	526.5	529.2	522.9	513.6

Derivative Instruments in Statement of Financial Position at Fair Value

The following table presents the balance sheet classification and estimated fair values of our derivative instruments on a gross basis (in millions):

	Asset Derivatives		Liability Derivatives
	December 31, 2012		December 31, 2012		December 31, 2011
	Balance Sheet	Fair	Balance Sheet	Fair	Balance Sheet	Fair
	Classification	Value	Classification	Value	Classification	Value
Derivatives designated as hedging instruments
Foreign currency forward contracts	Other Current Assets	$2.1	Other Current Assets	$0.5	Accrued expenses	$1.2
Derivatives not designated as hedging instruments
Interest rate swap arrangements		—		—	Accrued expenses	12.3
Foreign currency forward contracts		—	Accrued expenses	0.4	Accrued expenses	1.4

Total derivatives		$2.1		$0.9		$14.9

Cash Flow Hedges Included in Accumulated Other Comprehensive Income (Loss)

The following table shows the amounts of gains or losses recognized in other comprehensive income and the classifications and amounts of gains or losses reclassified into earnings for our derivative instruments designated as cash flow hedging instruments for each of the reporting periods (in millions):

	Gain (Loss) Recognized in			Gain (Loss) Reclassified from
	Other Comprehensive Income			Other Comprehensive Income into Earnings
	Year Ended				Year Ended
Derivatives in cash flow	December 31,			Classification in	December 31,
hedging relationships	2012	2011	2010	Statements of Operations	2012	2011	2010
Interest rate swap arrangements	$—	$—	$—	Interest expense	$(1.8)	$(3.4)	$(4.0)
Foreign currency forward contracts	—	—	—	Interest expense	(1.4)	(1.6)	(1.2)
Foreign currency forward contracts	0.7	(2.5)	(2.6)	Cost of goods sold	(2.1)	(2.6)	(1.4)

Total	$0.7	$(2.5)	$(2.6)		$(5.3)	$(7.6)	$(6.6)

Balance Sheet Classification, Fair Value and Income Statement Classification of Derivative Instruments Not Designated as Hedging Instruments

The following table presents the classifications and amounts of gains or losses recognized within our statements of operations for our derivative instruments not designated as hedging instruments for each of the reporting periods (in millions):

	Gain (Loss) Recognized in Earnings
		Year Ended
	Classification in	December 31,
	Statements of Operations	2012	2011	2010
Derivatives not designated as hedging instruments
Interest rate swap arrangements — realized	Interest expense	$(14.4)	$(27.8)	$(31.0)
Interest rate swap arrangements — unrealized	Interest expense	12.3	22.9	14.6
Foreign currency forward contracts	Other income (expense)	(1.0)	(2.4)	(1.1)

Total		$(3.1)	$(7.3)	$(17.5)

Non-Financial Assets Measured on Non-Recurring Basis and Impairment Charges Recognized

The following table presents the Company’s non-financial assets measured on a non-recurring basis and impairment charges recognized, if applicable (in millions):

			Impairment Charges
	Carrying Value		Year Ended December 31,
	2012	2011	2012	2011
Significant unobservable inputs (Level 3)
Annual assessments of impairment — October 1:
Goodwill:
North American Lab	$1,045.5	$1,033.0	$—	$—
European Lab	810.6	825.3	—	—
Indefinite-lived intangible assets:
North American Lab	421.2	418.8	—	—
European Lab	240.3	252.2	—	—
Science Education	15.4	not applicable	—	not applicable
Interim assessments of impairment — September 30:
Indefinite-lived intangible assets:
Science Education	not applicable	15.4	not applicable	3.3
Acquired intangible assets — various dates	43.9	68.8	not applicable	not applicable

			$—	$3.3

Comprehensive Income or Loss (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Effects of Components of Comprehensive Income or Loss

The following table presents the income tax effects of the components of comprehensive income or loss (in millions):

	Year Ended December 31,
	2012	2011	2010
Derivative instruments:
(Provision) benefit arising during the period	$(0.2)	$1.0	$1.0
Reclassification of benefit into earnings	(1.9)	(2.9)	(2.6)
Defined benefit plans:
Benefit arising during the period	2.7	7.2	4.9
Reclassification of benefit into earnings	(0.2)	(0.2)	—

Changes in Components of Accumulated Other Comprehensive Income or Loss, Net of Tax

The following table presents changes in the components of accumulated other comprehensive income or loss, net of tax (in millions):

				Accumulated
	Foreign			Other
	Currency	Derivative	Defined	Comprehensive
	Translation	Instruments	Benefit Plans	Income (Loss)
Balance at January 1, 2010	$78.5	$(10.7)	$10.8	$78.6
Net unrealized loss arising during the period	(91.1)	(1.6)	(9.7)	(102.4)
Reclassification of loss into earnings	—	4.0	—	4.0

Balance at December 31, 2010	(12.6)	(8.3)	1.1	(19.8)
Net unrealized loss arising during the period	(50.0)	(1.5)	(13.8)	(65.3)
Reclassification of loss into earnings	—	4.6	0.3	4.9

Balance at December 31, 2011	(62.6)	(5.2)	(12.4)	(80.2)
Net unrealized gain (loss) arising during the period	35.3	0.5	(9.2)	26.6
Reclassification of loss into earnings	—	3.4	0.8	4.2

Balance at December 31, 2012	$(27.3)	$(1.3)	$(20.8)	$(49.4)

Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Rent Expense	Rental expense is shown in the table below (in millions):

	Year Ended December 31,
	2012	2011	2010
Rental expense	$37.9	$36.0	$30.8

Schedule of Future Minimum Lease Payments

Future minimum lease payments as of December 31, 2012, under capital leases and under non-cancelable operating leases having initial lease terms of more than one year are as follows (in millions):

	Capital Leases	Operating Leases
Year ending December 31,
2013	$5.7	$43.9
2014	5.1	26.9
2015	3.8	20.6
2016	3.9	17.0
2017	2.2	14.6
Thereafter	3.2	49.0

Total minimum payments	23.9	$172.0

Less amounts representing imputed interest	4.2

Present value of minimum lease payments	$19.7

Segment Financial Information (Tables)	12 Months Ended
Dec. 31, 2012
Selected Business Segment Financial Information

The following tables present selected segment financial information (in millions):

	Year Ended December 31,
	2012	2011	2010
Net sales:
North American Lab	$2,388.2	$2,377.7	$2,081.0
European Lab	1,637.4	1,663.4	1,430.0
Science Education	103.8	120.0	127.7

Total	$4,129.4	$4,161.1	$3,638.7

Operating income (loss):
North American Lab	$119.1	$141.1	$122.3
European Lab	135.8	141.3	111.7
Science Education	(2.9)	(16.5)	(48.6)

Total	$252.0	$265.9	$185.4

Capital expenditures:
North American Lab	$39.3	$29.4	$32.2
European Lab	11.6	11.6	7.8
Science Education	0.9	1.5	1.6

Total	$51.8	$42.5	$41.6

Depreciation and amortization:
North American Lab	$70.8	$64.7	$63.9
European Lab	46.5	47.8	44.7
Science Education	8.6	8.4	7.9

Total	$125.9	$120.9	$116.5

The operating loss of Science Education for the year ended December 31, 2011, includes $3.3 million in pre-tax charges relating to an impairment of intangible assets. The operating loss of Science Education for the year ended December 31, 2010, is primarily due to $48.1 million in pre-tax charges relating to an impairment of goodwill and intangible assets. See Note 6.

Total assets by segment are as follows (in millions):

	December 31,
	2012	2011
North American Lab	$2,941.8	$2,826.2
European Lab	2,304.2	2,184.7
Science Education	156.0	178.8

Total	$5,402.0	$5,189.7

Net Sales, Long-Lived Assets and Total Assets by Geographic Area

Net sales, long-lived assets and total assets by geographic area are as follows (in millions):

	Year Ended December 31,
	2012	2011	2010
Net sales:
United States	$2,117.5	$2,172.4	$1,961.8
International	2,011.9	1,988.7	1,676.9

Total	$4,129.4	$4,161.1	$3,638.7

	December 31,
	2012	2011
Long-lived assets:
United States	$130.6	$117.2
International	103.5	92.8

Total	$234.1	$210.0

Total assets:
United States	$2,661.4	$2,581.9
International	2,740.6	2,607.8

Total	$5,402.0	$5,189.7

Quarterly Financial Information (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Quarterly Financial Information

The following tables present select unaudited quarterly financial information (in millions):

	2012 Quarterly Periods
	First	Second	Third	Fourth
Net sales	$1,033.3	$1,022.8	$1,029.2	$1,044.1
Gross profit	302.5	291.7	286.4	286.8
Operating income	70.9	63.7	59.7	57.7
Interest expense, net	(48.3)	(49.2)	(55.0)	(47.0)
Other income (expense), net	(23.1)	43.0	(13.0)	(22.0)
Loss on extinguishment of long-term debt	—	—	(4.2)	(21.3)
(Loss) income before income taxes	(0.5)	57.5	(12.5)	(32.6)
Net (loss) income	(1.5)	34.6	(8.2)	(21.1)

	2011 Quarterly Periods
	First	Second	Third	Fourth
Net sales	$991.2	$1,042.1	$1,066.0	$1,061.8
Gross profit	284.8	293.7	302.0	299.0
Operating income	64.7	63.9	65.3	72.0
Interest expense, net	(47.5)	(51.9)	(50.9)	(49.3)
Other income (expense), net	(48.7)	(14.3)	51.6	33.2
(Loss) income before income taxes	(31.5)	(2.3)	66.0	55.9
Net (loss) income	(26.6)	(8.6)	54.6	38.3

Condensed Consolidating Financial Information (Tables)	12 Months Ended
Dec. 31, 2012
Condensed Consolidating Balance Sheet

Condensed Consolidating Balance Sheet

December 31, 2012

(in millions)

	Parent	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations	Total Company
Assets
Current assets:
Cash and cash equivalents	$1.2	$3.3	$135.3	$—	$139.8
Compensating cash balance	—	—	246.9	—	246.9
Trade accounts receivable, net	—	—	596.9	—	596.9
Inventories	—	145.2	184.8	—	330.0
Other current assets	1.9	28.6	67.2	—	97.7
Intercompany receivables	45.9	324.6	3.3	(373.8)	—

Total current assets	49.0	501.7	1,234.4	(373.8)	1,411.3
Property and equipment, net	—	114.7	119.4	—	234.1
Goodwill	—	924.6	952.8	—	1,877.4
Other intangible assets, net	—	1,008.8	778.4	—	1,787.2
Deferred income taxes	201.5	—	11.8	(201.5)	11.8
Investment in subsidiaries	2,776.3	1,801.0	—	(4,577.3)	—
Other assets	28.2	44.4	7.6	—	80.2
Intercompany loans	1,024.3	116.3	221.7	(1,362.3)	—

Total assets	$4,079.3	$4,511.5	$3,326.1	$(6,514.9)	$5,402.0

Liabilities, Redeemable Equity Units and Stockholders’ Equity
Current liabilities:
Current portion of debt and capital lease obligations	$130.6	$0.1	$262.8	$—	$393.5
Accounts payable	—	189.3	223.1	—	412.4
Accrued expenses	27.5	57.2	117.4	—	202.1
Intercompany payables	4.2	12.9	356.7	(373.8)	—

Total current liabilities	162.3	259.5	960.0	(373.8)	1,008.0
Long-term debt and capital lease obligations	2,621.6	1.8	131.7	—	2,755.1
Other long-term liabilities	0.4	50.7	112.5	—	163.6
Deferred income taxes	—	419.2	223.6	(201.5)	441.3
Intercompany loans	261.0	1,004.8	96.5	(1,362.3)	—

Total liabilities	3,045.3	1,736.0	1,524.3	(1,937.6)	4,368.0
Redeemable equity units	41.4	—	—	—	41.4
Total stockholders’ equity	992.6	2,775.5	1,801.8	(4,577.3)	992.6

Total liabilities, redeemable equity units and stockholders’ equity	$4,079.3	$4,511.5	$3,326.1	$(6,514.9)	$5,402.0

Condensed Consolidating Balance Sheet

December 31, 2011

(in millions)

	Parent	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations	Total Company
Assets
Current assets:
Cash and cash equivalents	$—	$30.2	$134.4	$—	$164.6
Compensating cash balance	—	—	185.4	—	185.4
Trade accounts receivable, net	—	2.3	553.9	—	556.2
Inventories	—	143.6	167.0	—	310.6
Other current assets	—	31.1	53.8	—	84.9
Intercompany receivables	19.1	274.8	2.3	(296.2)	—

Total current assets	19.1	482.0	1,096.8	(296.2)	1,301.7
Property and equipment, net	—	100.2	109.8	—	210.0
Goodwill	—	912.4	882.7	—	1,795.1
Other intangible assets, net	—	1,054.2	761.0	—	1,815.2
Deferred income taxes	187.7	—	10.3	(187.7)	10.3
Investment in subsidiaries	2,621.7	1,711.7	—	(4,333.4)	—
Other assets	26.0	26.7	4.7	—	57.4
Intercompany loans	1,017.8	93.2	306.2	(1,417.2)	—

Total assets	$3,872.3	$4,380.4	$3,171.5	$(6,234.5)	$5,189.7

Liabilities, Redeemable Equity Units and Stockholders’ Equity
Current liabilities:
Current portion of debt and capital lease obligations	$36.2	$0.2	$178.1	$—	$214.5
Accounts payable	—	212.4	213.7	—	426.1
Accrued expenses	55.8	71.5	125.3	—	252.6
Intercompany payables	—	5.5	290.7	(296.2)	—

Total current liabilities	92.0	289.6	807.8	(296.2)	893.2
Long-term debt and capital lease obligations	2,578.4	1.0	114.8	—	2,694.2
Other long-term liabilities	—	40.3	88.7	—	129.0
Deferred income taxes	—	429.8	216.5	(187.7)	458.6
Intercompany loans	187.2	998.8	231.2	(1,417.2)	—

Total liabilities	2,857.6	1,759.5	1,459.0	(1,901.1)	4,175.0
Redeemable equity units	53.9	—	—	—	53.9
Total stockholders’ equity	960.8	2,620.9	1,712.5	(4,333.4)	960.8

Total liabilities, redeemable equity units and stockholders’ equity	$3,872.3	$4,380.4	$3,171.5	$(6,234.5)	$5,189.7

Condensed Consolidating Statement of Operations

Condensed Consolidating Statement of Operations

Year Ended December 31, 2012

(in millions)

	Parent	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations	Total Company
Net sales	$—	$2,101.4	$2,064.8	$(36.8)	$4,129.4
Cost of goods sold	—	1,569.9	1,428.9	(36.8)	2,962.0

Gross profit	—	531.5	635.9	—	1,167.4
Selling, general and administrative expenses	3.0	457.1	518.5	(63.2)	915.4

Operating (loss) income	(3.0)	74.4	117.4	63.2	252.0
Interest expense, net of interest income	(154.4)	(31.2)	(13.9)	—	(199.5)
Other income (expense), net	(18.2)	31.4	34.9	(63.2)	(15.1)
Loss on extinguishment of debt	(25.5)	—	—	—	(25.5)

(Loss) Income before income taxes and equity in earnings of subsidiaries	(201.1)	74.6	138.4	—	11.9
Income tax benefit (provision)	79.2	(44.9)	(42.4)	—	(8.1)
Equity in earnings of subsidiaries, net of tax	125.7	96.0	—	(221.7)	—

Net income	$3.8	$125.7	$96.0	$(221.7)	$3.8

(1)	The Parent’s net interest expense for the year ended December 31, 2012 of $154.4 million relates to long-term debt of approximately $2.6 billion, net of interest income associated with inter-company loans of $1.0 billion. The Parent is substantially dependent on dividends, interest income, or other distributions from its subsidiary companies to fund the cash interest expense on its long-term debt obligations. The Parent may draw on its existing revolving credit facility (a component of the Senior Secured Credit Facility) to fund certain portions of the cash interest expense on its long-term debt obligations.

Condensed Consolidating Statement of Operations

Year Ended December 31, 2011

(in millions)

	Parent	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations	Total Company
Net sales	$—	$2,138.9	$2,041.6	$(19.4)	$4,161.1
Cost of goods sold	—	1,594.8	1,406.2	(19.4)	2,981.6

Gross profit	—	544.1	635.4	—	1,179.5
Selling, general and administrative expenses	3.0	450.0	503.3	(46.0)	910.3
Impairment of intangible assets	—	3.3	—	—	3.3

Operating (loss) income	(3.0)	90.8	132.1	46.0	265.9
Interest expense, net of interest income	(159.2)	(34.5)	(5.9)	—	(199.6)
Other income (expense), net	25.0	30.0	12.8	(46.0)	21.8

(Loss) income before income taxes and equity in earnings of subsidiaries	(137.2)	86.3	139.0	—	88.1
Income tax benefit (provision)	56.7	(53.6)	(33.5)	—	(30.4)
Equity in earnings of subsidiaries, net of tax	138.2	105.5	—	(243.7)	—

Net income	$57.7	$138.2	$105.5	$(243.7)	$57.7

Condensed Consolidating Statement of Operations

Year Ended December 31, 2010

(in millions)

	Parent	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations	Total Company
Net sales	$—	$1,928.5	$1,724.2	$(14.0)	$3,638.7
Cost of goods sold	—	1,432.8	1,181.0	(14.0)	2,599.8

Gross profit	—	495.7	543.2	—	1,038.9
Selling, general and administrative expenses	3.3	386.8	437.0	(21.7)	805.4
Impairment of goodwill and intangible assets	—	47.6	0.5	—	48.1

Operating (loss) income	(3.3)	61.3	105.7	21.7	185.4
Interest expense, net of interest income	(164.0)	(35.2)	(3.5)	—	(202.7)
Other income (expense), net	63.8	34.0	(9.3)	(21.7)	66.8

(Loss) income before income taxes and equity in earnings of subsidiaries	(103.5)	60.1	92.9	—	49.5
Income tax benefit (provision)	44.1	(52.1)	(20.0)	—	(28.0)
Equity in earnings of subsidiaries, net of tax	80.9	72.9	—	(153.8)	—

Net income	$21.5	$80.9	$72.9	$(153.8)	$21.5

Condensed Consolidating Statement of Comprehensive Income or Loss

Condensed Consolidating Statement of Comprehensive Income or Loss

Year Ended December 31, 2012

(in millions)

	Parent	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations	Total Company
Net income	$3.8	$125.7	$96.0	$(221.7)	$3.8
Other comprehensive income, net of taxes:
Foreign currency translation:
Net unrealized gain arising during the period	35.3	35.3	35.3	(70.6)	35.3
Derivative instruments:
Net unrealized gain arising during the period	0.5	0.5	0.5	(1.0)	0.5
Reclassification of losses into earnings	3.4	1.4	1.4	(2.8)	3.4
Defined benefit plans:
Net unrealized loss arising during the period	(9.2)	(9.2)	(15.3)	24.5	(9.2)
Reclassification of actuarial loss into earnings	0.8	0.8	0.8	(1.6)	0.8

Other comprehensive income	30.8	28.8	22.7	(51.5)	30.8

Comprehensive income	$34.6	$154.5	$118.7	$(273.2)	$34.6

Condensed Consolidating Statement of Comprehensive Income or Loss

Year Ended December 31, 2011

(in millions)

	Parent	Subsidiary Guarantors	Non- Guarantor Subsidiaries	Eliminations	Total Company
Net income	$57.7	$138.2	$105.5	$(243.7)	$57.7
Other comprehensive loss, net of taxes:
Foreign currency translation:
Net unrealized loss arising during the period	(50.0)	(50.0)	(50.0)	100.0	(50.0)
Derivative instruments:
Net unrealized loss arising during the period	(1.5)	(1.5)	(1.5)	3.0	(1.5)
Reclassification of losses into earnings	4.6	1.6	1.6	(3.2)	4.6
Defined benefit plans:
Net unrealized loss arising during the period	(13.8)	(13.8)	(5.4)	19.2	(13.8)
Reclassification of actuarial loss into earnings	0.3	0.3	0.4	(0.7)	0.3

Other comprehensive loss	(60.4)	(63.4)	(54.9)	118.3	(60.4)

Comprehensive (loss) income	$(2.7)	$74.8	$50.6	$(125.4)	$(2.7)

Condensed Consolidating Statement of Comprehensive Income or Loss

Year Ended December 31, 2010

(in millions)

	Parent	Subsidiary Guarantors	Non- Guarantor Subsidiaries	Eliminations	Total Company
Net income	$21.5	$80.9	$72.9	$(153.8)	$21.5
Other comprehensive loss, net of taxes:
Foreign currency translation:
Net unrealized loss arising during the period	(91.1)	(91.1)	(91.1)	182.2	(91.1)
Derivative instruments:
Net unrealized loss arising during the period	(1.6)	(1.6)	(1.6)	3.2	(1.6)
Reclassification of losses into earnings	4.0	0.8	0.8	(1.6)	4.0
Defined benefit plans:
Net unrealized loss arising during the period	(9.7)	(9.7)	(5.3)	15.0	(9.7)
Reclassification of actuarial loss into earnings	—	—	0.4	(0.4)	—

Other comprehensive loss	(98.4)	(101.6)	(96.8)	198.4	(98.4)

Comprehensive loss	$(76.9)	$(20.7)	$(23.9)	$44.6	$(76.9)

Condensed Consolidating Statement of Cash Flows

Condensed Consolidating Statement of Cash Flows

Year Ended December 31, 2012

(in millions)

		Subsidiary	Non-Guarantor		Total
	Parent	Guarantors	Subsidiaries	Eliminations	Company
Net cash (used in) provided by operating activities	$(178.7)	$93.3	$120.1	$—	$34.7

Cash flows from investing activities:
Intercompany investing transactions	114.5	37.7	—	(152.2)	—
Acquisitions of businesses	—	(11.2)	(102.1)	—	(113.3)
Capital expenditures	—	(35.5)	(16.3)	—	(51.8)
Proceeds from sales of property and equipment	—	3.0	—	—	3.0
Other investing activities, net	—	1.2	—	—	1.2

Net cash provided by (used in) investing activities	114.5	(4.8)	(118.4)	(152.2)	(160.9)

Cash flows from financing activities:
Intercompany financing transactions	—	(114.5)	(37.7)	152.2	—
Proceeds from debt	1,321.7	—	102.4	—	1,424.1
Repayment of debt	(1,212.4)	(0.2)	(74.4)	—	(1,287.0)
Other financing activities, net	(43.9)	(0.7)	5.8	—	(38.8)

Net cash provided by (used in) financing activities	65.4	(115.4)	(3.9)	152.2	98.3

Effect of exchange rate changes on cash	—	—	3.1	—	3.1

Net increase (decrease) in cash and cash equivalents	1.2	(26.9)	0.9	—	(24.8)
Cash and cash equivalents beginning of period	—	30.2	134.4	—	164.6

Cash and cash equivalents end of period	$1.2	$3.3	$135.3	$—	$139.8

Condensed Consolidating Statement of Cash Flows

Year Ended December 31, 2011

(in millions)

	Parent	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations	Total Company
Net cash (used in) provided by operating activities	$(164.3)	$192.0	$111.6	$—	$139.3

Cash flows from investing activities:
Intercompany investing transactions	198.0	107.5	—	(305.5)	—
Acquisitions of businesses	(28.9)	(62.2)	(77.4)	—	(168.5)
Capital expenditures	—	(28.5)	(14.0)	—	(42.5)
Proceeds from sale of property and equipment	—	—	1.8	—	1.8

Net cash provided by (used in) investing activities	169.1	16.8	(89.6)	(305.5)	(209.2)

Cash flows from financing activities:
Intercompany financing transactions	—	(198.0)	(107.5)	305.5	—
Proceeds from debt	440.9	—	104.2	—	545.1
Repayment of debt	(458.8)	(0.3)	(1.7)	—	(460.8)
Other financing activities, net	12.7	9.2	(15.9)	—	6.0

Net cash (used in) provided by financing activities	(5.2)	(189.1)	(20.9)	305.5	90.3

Effect of exchange rate changes on cash	—	—	2.1	—	2.1

Net (decrease) increase in cash and cash equivalents	(0.4)	19.7	3.2	—	22.5
Cash and cash equivalents beginning of period	0.4	10.5	131.2	—	142.1

Cash and cash equivalents end of period	$—	$30.2	$134.4	$—	$164.6

Condensed Consolidating Statement of Cash Flows

Year Ended December 31, 2010

(in millions)

	Parent	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations	Total Company
Net cash (used in) provided by operating activities	$(137.3)	$181.5	$78.1	$—	$122.3

Cash flows from investing activities:
Intercompany investing transactions	158.6	8.5	—	(167.1)	—
Acquisitions of businesses	—	—	(32.8)	—	(32.8)
Capital expenditures	—	(31.4)	(10.2)	—	(41.6)

Net cash provided by (used in) investing activities	158.6	(22.9)	(43.0)	(167.1)	(74.4)

Cash flows from financing activities:
Intercompany financing transactions	—	(158.6)	(8.5)	167.1	—
Proceeds from debt	113.1	0.1	1.8	—	115.0
Repayment of debt	(135.5)	(0.4)	(2.3)	—	(138.2)
Other financing activities, net	0.2	0.7	—	—	0.9

Net cash used in financing activities	(22.2)	(158.2)	(9.0)	167.1	(22.3)

Effect of exchange rate changes on cash	—	—	(7.9)	—	(7.9)

Net (decrease) increase in cash and cash equivalents	(0.9)	0.4	18.2	—	17.7
Cash and cash equivalents beginning of period	1.3	10.1	113.0	—	124.4

Cash and cash equivalents end of period	$0.4	$10.5	$131.2	$—	$142.1

Background and Nature of Operations - Additional Information (Detail)	12 Months Ended
Dec. 31, 2012 Segment
Nature Of Operations And Basis Of Accounting Presentation [Line Items]
Number of business segments	3
Percentage of common stock outstanding owned	76.00%

Summary of Significant Accounting Policies - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accounting Policies [Line Items]
Effect on reported exchange gains or losses of 10% change in exchange rates on foreign denominated debt	$ 82
Capitalized direct-response advertising costs	4.4	6.3
Recognized income tax positions	50.00%
Amount of share-based compensation expense included in selling, general and administrative expenses	$ 0.9	$ 2.3	$ 3.4
Minimum [Member]
Accounting Policies [Line Items]
Direct-response advertising costs amortization period	12
Minimum [Member] | Buildings and improvements [Member]
Accounting Policies [Line Items]
Useful life of assets	10 years
Minimum [Member] | Equipment and computer software [Member]
Accounting Policies [Line Items]
Useful life of assets	3 years
Maximum [Member]
Accounting Policies [Line Items]
Direct-response advertising costs amortization period	48
Maximum [Member] | Buildings and improvements [Member]
Accounting Policies [Line Items]
Useful life of assets	40 years
Maximum [Member] | Equipment and computer software [Member]
Accounting Policies [Line Items]
Useful life of assets	15 years

Summary of Significant Accounting Policies - Foreign Currency Exchange Gains and Losses Included in Other Income (Expense), Net (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Foreign Currency Translation [Line Items]
Exchanges (losses) gains, net	$ (14.4)	$ 21.8	$ 66.8

Summary of Significant Accounting Policies - Percentage of Inventories Determined Using LIFO Method (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Inventory [Line Items]
Percent using LIFO method	45.00%	47.00%
Amount less than current cost	$ 17.9	$ 15.8

Summary of Significant Accounting Policies - Total Advertising Expense, Including Amortization of Capitalized Direct-Response Advertising Costs (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule Of General Administrative And Other Operating Expenses [Line Items]
Advertising expense	$ 16.8	$ 23.5	$ 21.8

Goodwill and Other Intangible Assets, net - Changes in Carrying Value of Goodwill by Segment (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2010
Goodwill [Line Items]
Beginning balance	$ 1,795.1	$ 1,757.1
Acquisitions	59.8	69.6
Currency translation	22.2	(31.4)
Other	0.3	(0.2)
Ending balance	1,877.4	1,795.1
North American Lab [Member]
Goodwill [Line Items]
Beginning balance	1,007.4	948.7
Acquisitions	22	63
Currency translation	2.6	(4.3)
Other	0.1
Ending balance	1,032.1	1,007.4
European Lab [Member]
Goodwill [Line Items]
Beginning balance	787.7	808.4
Acquisitions	37.8	6.6
Currency translation	19.6	(27.1)
Other	0.2	(0.2)
Ending balance	845.3	787.7
Science Education [Member]
Goodwill [Line Items]
Beginning balance			36.8
Acquisitions
Currency translation
Other
Ending balance			$ 36.8

Goodwill and Other Intangible Assets, net - Gross Amount of Goodwill and Accumulated Impairment Losses by Segment (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2010
Goodwill [Line Items]
Gross Carrying Amount	$ 2,072.7	$ 1,990.4
Accumulated Impairment Losses	195.3	195.3
Net Carrying Amount	1,877.4	1,795.1	1,757.1
North American Lab [Member]
Goodwill [Line Items]
Gross Carrying Amount	1,127.6	1,102.9
Accumulated Impairment Losses	95.5	95.5
Net Carrying Amount	1,032.1	1,007.4	948.7
European Lab [Member]
Goodwill [Line Items]
Gross Carrying Amount	845.3	787.7
Accumulated Impairment Losses
Net Carrying Amount	845.3	787.7	808.4
Science Education [Member]
Goodwill [Line Items]
Gross Carrying Amount	99.8	99.8
Accumulated Impairment Losses	99.8	99.8
Net Carrying Amount				$ 36.8

Goodwill and Other Intangible Assets, net - Components of Other Intangible Assets (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Intangible Assets [Line Items]
Gross Carrying Amount	$ 1,552.8	$ 1,492.8
Total other intangible assets, gross	2,235.9	2,169.6
Accumulated Amortization	448.7	354.4
Total other intangible assets	448.7	354.4
Net Carrying Amount	1,104.1	1,138.4
Total other intangible assets, net carrying amount	1,787.2	1,815.2
Customer relationships [Member] | North American Lab [Member]
Intangible Assets [Line Items]
Gross Carrying Amount	831.4	813.2
Accumulated Amortization	218.8	173.9
Net Carrying Amount	612.6	639.3
Customer relationships [Member] | European Lab [Member]
Intangible Assets [Line Items]
Gross Carrying Amount	503.9	469
Accumulated Amortization	136.9	107.3
Net Carrying Amount	367	361.7
Customer relationships [Member] | Science Education [Member]
Intangible Assets [Line Items]
Gross Carrying Amount	131	131
Accumulated Amortization	36	29.5
Net Carrying Amount	95	101.5
Chemical supply agreement [Member]
Intangible Assets [Line Items]
Gross Carrying Amount	52.8	51.7
Accumulated Amortization	41.5	33.2
Net Carrying Amount	11.3	18.5
Other [Member]
Intangible Assets [Line Items]
Gross Carrying Amount	33.7	27.9
Accumulated Amortization	15.5	10.5
Net Carrying Amount	18.2	17.4
Trademarks and tradenames [Member]
Intangible Assets [Line Items]
Indefinite-lived intangible assets	683.1	676.8
Indefinite-lived intangible assets	$ 683.1	$ 676.8

Goodwill and Other Intangible Assets, net - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Customer Relationships and Other Amortizable Intangible Assets Associated with Acquisitions [Member]
Goodwill And Other Intangible Assets [Line Items]
Other acquired intangible assets	$ 44	$ 69.3	$ 12.6
Weighted average amortization periods	11 years 4 months 24 days	9 years 8 months 12 days	9 years 3 months
Customer relationships [Member]
Goodwill And Other Intangible Assets [Line Items]
Weighted average amortization period	18 years 9 months 18 days
Customer relationships [Member] | North American Lab [Member]
Goodwill And Other Intangible Assets [Line Items]
Weighted average amortization period	18 years 10 months 24 days
Customer relationships [Member] | European Lab [Member]
Goodwill And Other Intangible Assets [Line Items]
Weighted average amortization period	19 years 1 month 6 days
Customer relationships [Member] | Science Education [Member]
Goodwill And Other Intangible Assets [Line Items]
Weighted average amortization period	20 years
Customer relationships [Member] | Chemical supply agreement [Member]
Goodwill And Other Intangible Assets [Line Items]
Weighted average amortization period	7 years
Customer relationships [Member] | Other [Member]
Goodwill And Other Intangible Assets [Line Items]
Weighted average amortization period	7 years 7 months 6 days

Goodwill and Other Intangible Assets, net - Amortization Expense (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Goodwill And Other Intangible Assets [Line Items]
Amortization expense	$ 89.9	$ 88.6	$ 81.6

Goodwill and Other Intangible Assets, net - Schedule of Estimated Amortization Expense (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Goodwill And Other Intangible Assets [Line Items]
2013	$ 91.7
2014	86.2
2015	82
2016	80.8
2017	80.2
Thereafter	683.2
Total	$ 1,104.1	$ 1,138.4

Acquisitions - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Business Acquisition [Line Items]
Aggregate purchase price, net of cash acquired, for the acquisitions	$ 117	$ 169.5	$ 35.7
Aggregate purchase price, net of cash acquired, for the acquisitions, net tangible assets	13	28.9	8.6
Assets acquired in acquisitions, intangible assets	44	69.3	12.6
Amount allocated to goodwill	$ 60	$ 71.3	$ 14.5

Acquisitions - Supplemental Pro-forma Financial Information of Acquisitions (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Business Acquisition [Line Items]
Net sales	$ 4,203.1	$ 4,379.5
Income before income taxes	$ 18.1	$ 102.8

Impairments of Goodwill and Intangible Assets - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 North American Lab [Member]	Sep. 30, 2012 North American Lab [Member]	Dec. 31, 2011 North American Lab [Member]	Dec. 31, 2010 North American Lab [Member]	Dec. 31, 2012 European Lab [Member]	Sep. 30, 2012 European Lab [Member]	Dec. 31, 2011 European Lab [Member]	Dec. 31, 2010 European Lab [Member]	Sep. 30, 2010 Science Education [Member]	Dec. 31, 2011 Science Education [Member]	Dec. 31, 2010 Science Education [Member]	Dec. 31, 2012 Science Education [Member]	Dec. 31, 2012 Science Education [Member] Trademarks and tradenames [Member]	Sep. 30, 2011 Science Education [Member] Trademarks and tradenames [Member]	Sep. 30, 2010 Science Education [Member] Trademarks and tradenames [Member]
Goodwill And Intangible Assets [Line Items]
Impairment charges				$ 0				$ 0
Estimated fair value exceeds carrying value of indefinite-lived intangible assets					63				110							2
Estimated fair value exceeds carrying value of goodwill					225				575
Indefinite-lived intangible assets, carrying value																	18.7	30
Indefinite-lived intangible assets, estimated fair values																	15.4	18.7
Pre-tax impairment charges													3.3	11.3
Goodwill, Carrying Value	1,877.4	1,795.1	1,757.1	1,032.1		1,007.4	948.7	845.3		787.7	808.4	36.8
Impairment loss												$ 36.8

Property and Equipment - Property and Equipment, Net (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 394.3	$ 333.9
Less accumulated depreciation	(160.2)	(123.9)
Property and equipment, net	234.1	210
Land [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	17.7	15.7
Buildings and improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	147	118.3
Equipment and computer software [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	225.8	172.3
Capital additions in process [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 3.8	$ 27.6

Property and Equipment - Depreciation Expense (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Depreciation expense	$ 36	$ 32.3	$ 34.9

Accrued Expenses - Components of Accrued Expenses (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accrued Expenses [Line Items]
Other accrued expenses	$ 65.3	$ 72.5
Employee-related accruals	58.9	75
Accrued interest	22.6	38.4
Income taxes payable	10.3	20.5
Non-income taxes payable	20.9	19.9
Interest rate swap arrangements		12.3
Deferred income taxes	8.5	8
Cost reduction-related accruals	15.6	6
Total accrued expenses	$ 202.1	$ 252.6

Accrued Expenses - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accrued Expenses [Line Items]
Aggregate liabilities included in accrued expenses	$ 15.6	$ 6
Cost Reduction Initiatives [Member]
Accrued Expenses [Line Items]
Cost reduction initiatives include severance and facility closure costs	16.9	5.9	3.1
Aggregate liabilities included in accrued expenses	15.6	6
Aggregate liabilities included in other long term liabilities	$ 2.9	$ 5.5

Debt - Additional Information (Detail) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended		12 Months Ended			12 Months Ended					12 Months Ended			12 Months Ended				12 Months Ended					6 Months Ended	12 Months Ended		12 Months Ended											1 Months Ended		3 Months Ended				12 Months Ended					12 Months Ended		12 Months Ended				12 Months Ended
	Dec. 31, 2012 USD ($)	Sep. 30, 2012 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2012 Incremental Dollar Term Loans [Member]	Dec. 31, 2012 Incremental Euro Term Loans [Member]	Dec. 31, 2012 Senior secured Euro term loans [Member] EUR (€)	Dec. 31, 2012 Extended term loans [Member]	Dec. 31, 2012 Senior Secured Credit Facility Incremental Amendment [Member]	Dec. 31, 2012 Senior Secured Credit Facility Incremental Amendment [Member] Subsequent event [Member] USD ($)	Dec. 31, 2012 Senior Secured Credit Facility Incremental Amendment [Member] Subsequent event [Member] Senior secured U.S. dollar term loans [Member] USD ($)	Dec. 31, 2012 Non-extended term loans [Member]	Dec. 31, 2012 7.25% Senior Notes [Member] USD ($)	Sep. 04, 2012 7.25% Senior Notes [Member] USD ($)	Dec. 31, 2011 7.25% Senior Notes [Member] USD ($)	Dec. 31, 2012 7.25% Senior Notes [Member] Registration Rights Agreement [Member] D	Dec. 31, 2012 7.25% Senior Notes [Member] Registration Rights Agreement [Member] Maximum [Member]	Dec. 31, 2012 Senior Subordinated Notes [Member] USD ($)	Dec. 31, 2011 Senior Subordinated Notes [Member] USD ($)	Dec. 31, 2012 Senior Subordinated Notes [Member] Registration Rights Agreement [Member]	Dec. 31, 2012 Senior Subordinated Notes [Member] Senior Subordinated Notes One [Member] USD ($)	Dec. 31, 2012 Senior Subordinated Notes [Member] Senior Subordinated Notes One [Member] EUR (€)	Dec. 31, 2012 Senior Subordinated Notes [Member] Senior Subordinated Notes Two [Member] USD ($)	Dec. 31, 2012 Predecessor Senior Subordinated Notes [Member]	Jun. 30, 2012 Senior Secured Credit Facility [Member] USD ($)	Dec. 31, 2012 Senior Secured Credit Facility [Member] USD ($)	Dec. 31, 2011 Senior Secured Credit Facility [Member] USD ($)	Dec. 31, 2012 Senior Secured Credit Facility [Member] Revolving Facility [Member]	Dec. 31, 2012 Senior Secured Credit Facility [Member] Multi-currency Credit Facility [Member] USD ($)	Dec. 31, 2012 Senior Secured Credit Facility [Member] Foreign Currency [Member] USD ($)	Dec. 31, 2012 Senior Secured Credit Facility [Member] Revolving Loans [Member] GBP (£)	Dec. 31, 2012 Senior Secured Credit Facility [Member] U S Dollar [Member] USD ($)	Dec. 31, 2012 Senior Secured Credit Facility [Member] Swingline [Member] USD ($)	Dec. 31, 2012 Senior Secured Credit Facility [Member] Term Loan One [Member] USD ($)	Dec. 31, 2012 Senior Secured Credit Facility [Member] Term Loan One [Member] EUR (€)	Dec. 31, 2012 Senior Secured Credit Facility [Member] Term Loan Two [Member] USD ($)	Dec. 31, 2012 Senior Secured Credit Facility [Member] Swingline Loans [Member] USD ($)	Dec. 31, 2012 Senior Secured Credit Facility [Member] Letter of Credit [Member] USD ($)	Oct. 04, 2012 10.25% Senior Notes [Member] USD ($)	Sep. 04, 2012 10.25% Senior Notes [Member] USD ($)	Dec. 31, 2012 10.25% Senior Notes [Member] USD ($)	Sep. 30, 2012 10.25% Senior Notes [Member] USD ($)	Aug. 20, 2012 10.25% Senior Notes [Member] USD ($)	Dec. 31, 2011 10.25% Senior Notes [Member] USD ($)	Dec. 31, 2012 A/R Facility [Member] USD ($)	Dec. 31, 2012 Extended Euro Denominated Term Loan [Member]	Jun. 04, 2012 Extended Euro Denominated Term Loan [Member] EUR (€)	Dec. 31, 2012 Extended US Dollar Denominated Term Loan [Member]	Jun. 04, 2012 Extended US Dollar Denominated Term Loan [Member] USD ($)	Dec. 31, 2012 Extended revolving credit facility [Member]	Jun. 04, 2012 Extended revolving credit facility [Member] USD ($)	Dec. 31, 2012 Extended Revolving Commitments [Member]	Jun. 04, 2012 Extended Revolving Commitments [Member] USD ($)	Dec. 31, 2012 Compensating cash balance [Member] USD ($)	Dec. 31, 2011 Compensating cash balance [Member] USD ($)	Dec. 31, 2012 Multi-currency revolving loan facility [Member]
Debt [Line Items]
Debt instrument stated rate of interest													7.25%					10.75%						8.00%																	10.25%
Debt instrument carrying amount	$ 3,148.6		$ 3,148.6	$ 2,908.7			€ 101.5				$ 351.7		$ 750	$ 750				$ 526.5	$ 522.9		$ 167.8	€ 126.9	$ 358.7			$ 1,475.7	$ 1,367.7							$ 767.7	€ 580.5	$ 593.5							$ 713	$ 713	$ 117.2									$ 246.9	$ 185.4
Maximum borrowing capacity																										241.3											25	70							200		481.2		243.6		241.3		250
Loan facility outstanding amount																													114.5	13.2	7	11.3	90
Undrawn letters of credit outstanding																										17.4																			11
Remaining available borrowing capacity																										109.4																			0
Maturity date of debt instrument									Apr 3, 2017				Sep 15, 2017					Jun 30, 2017										Jun 29, 2013	Jun 29, 2014																Nov 4, 2014							Apr 3, 2016
Fees paid and deferred in connection with amendment of debt instrument										2.3			12.1												5
Amendment fees charged to earnings																									0.7
Senior Secured Credit Facility amendment, date										Jan 31, 2013
Senior Secured Credit Facility amendment, description										On January 31, 2013, we completed an amendment of our Senior Secured Credit Facility (the ���Incremental Amendment��� and together with the Amendment, the ���Facility Amendments���). Pursuant to the Incremental Amendment, the Company obtained $351.7 million of senior secured U.S. dollar term loans (the ���Incremental Dollar Term Loans���) and €101.5 million of senior secured Euro term loans (the ���Incremental Euro Term Loans��� and, together with the Incremental Dollar Term Loans, the ���Incremental Term Loans���). Proceeds from the Incremental Term loans were subsequently used to repay all non-extended term loans that were scheduled to mature on June 29, 2014. Fees paid to the arranger of this financing and other third parties in connection with the Incremental Amendment of approximately $2.3 million will be deferred and recognized as expense over the term of maturity.
Debt instrument maturity date description																																																		The Extended Revolving Commitments will mature and lending commitments thereunder will terminate on April 3, 2016. The Extended Term Loans and Incremental Term Loans will mature on April 3, 2017.
Debt instrument payment terms								Subject to any mandatory or optional prepayments, the principal amounts of the term loans require quarterly payments which commenced on September 30, 2009, equal to 0.25% of their respective original principal amounts drawn, with the final payment due at maturity.
Pre-payment premium as percentage of the principal amount of the extended term loans								1.00%
Debt instrument collateral information																										(1) security interests in and pledges of or liens on substantially all of the tangible and intangible assets of VWR Investors, the Company and the Subsidiary Guarantors and (2) pledges of 100% of the capital stock of each of the Subsidiary Guarantors and 65% of the capital stock of each of its U.S. foreign subsidiary holding companies
Description of debt instrument interest rates																										(1) the then applicable British Bankers Association London Interbank Offered Rate (commonly known as U.S. Libor) plus a variable margin, or (2) the then applicable alternate base rate (defined as the greater of the U.S. Prime lending rate or the Federal Funds effective rate plus 0.5%) plus a variable margin. Swingline loans will be denominated only in U.S. dollars and based on the alternate base rate plus a variable margin.
Interest rate at period end																													4.05%																1.75%	4.26%		3.42%
Variable margin included in period-end interest rate												2.50%																																		4.50%		4.25%				3.75%
Interest rate on term loan					4.00%	4.25%
Percentage of alternate base rate					3.00%
Description of debt instrument fees																																																								(1) a commitment fee equal to 3.75% per annum on the unused Portion of the multi-currency revolving loan facility (subject to two step downs if certain net leverage ratios are met), (2) letter of credit fees consisting of a participation fee (equal to the then applicable Euro dollar variable margin on the multi-currency revolving loan facility times any outstanding letters of credit), (3) a fronting fee (equal to 0.125% on the outstanding undrawn letters of credit paid to the issuing bank) and (4) administrative fees.
Commitment fee, as a percentage of unused portion of multi-currency revolving credit facility																										0.38%
Fronting fee																										0.13%
Description of covenant terms													The 7.25% Senior Notes contain covenants that, among other things, limits the Company's ability and that of its restricted subsidiaries to make restricted payments, pay dividends, incur or create additional indebtedness, issue preferred stock, make certain dispositions outside the ordinary course of business, execute certain affiliate transactions, create liens on assets of the Company and restricted subsidiaries, and materially change our lines of business.					Senior Subordinated Notes contain covenants that, among other things, limit the Company's ability and that of its restricted subsidiaries to make restricted payments, pay dividends, incur or create additional indebtedness, issue preferred stock, make certain dispositions outside the ordinary course of business, execute certain affiliate transactions, create liens on assets of the Company and restricted subsidiaries, and materially change our lines of business.								The Senior Secured Credit Facility contains a number of customary affirmative and negative covenants. The Amendment includes a financial maintenance covenant for the benefit of the Extended Revolving Commitments requiring us to maintain a Senior Secured Net Leverage Ratio (as defined) of not more than 5.501:00.																			The A/R Facility includes representations and covenants that we consider usual and customary for arrangements of this type and includes a consolidated interest expense test if the Company's available liquidity is less than $125.0 million.
Covenant Compliance													As of December 31, 2012, the Company was in compliance with the indenture and related requirements governing the 7.25% Senior Notes.					As of December 31, 2012, the Company was in compliance with the indenture and related requirements governing the Senior Subordinated Notes.								As of December 31, 2012, the Company was in compliance with the covenants under the Senior Secured Credit Facility.
Additional borrowing capacity term																										The Company may add incremental term loan facilities and revolving loan commitments in an aggregate amount not to exceed the lesser of (x) $300.0 million or (y) the maximum amount at such time that could be incurred without causing the Total Net Leverage Ratio (as defined) to exceed 9.50:1.00 on a pro forma basis as of the last day of the most recent determination period, in each case, subject to certain other restrictions contained in the Facility Amendments.
Aggregate principal amount of tendered notes																																								102.7
Loss on extinguishment of debt	(21.3)	(4.2)	(25.5)																																						21.3	4.2
Debt extinguishment premium																																									15.6	3.1
Write-off of deferred debt issuance cost																																									5.7	0.9
Write-off of debt issuance costs third party fees																																										0.2
Remaining debt principal called for redemption																																							610.3
Cash received upon the issuance of 7.25% senior notes																																							$ 639.6
Frequency of periodic payments													Payable twice a year, on each March 15 and September 15, commencing on March 15, 2013, at a rate of 7.25% per annum.					Payable quarterly on March 31, June 30, September 30 and December 31 of each year at a rate of 10.75% per annum.
Redemption of Senior notes													The Company may redeem some or all of the 7.25% Senior Notes at any time prior to September 15, 2016, at a price equal to 100% of the principal amount, plus any accrued and unpaid interest to the date of redemption, plus a declining ���make whole��� premium. The Company will be able to redeem some or all of the 7.25% Senior Notes at 105.438% and 102.719% of their aggregate principal amount during the twelve-month period beginning September 15, 2014 and 2015, respectively. At any time prior to September 15, 2014, the Company may redeem up to 35% of the original aggregate principal amount of the 7.25% Senior Notes at a redemption price equal to 107.250% of their aggregate principal amount, plus accrued interest, with the net cash proceeds of one or more equity offerings provided that (1) at least 65% of the aggregate principal amount of the 7.25% Senior Notes issued under the indenture (including any additional notes) must remain outstanding immediately after the occurrence of each such redemption and (2) the redemption occurs within 90 days of the date of the closing of such equity offering. The Company is required to offer to purchase the 7.25% Senior Notes at 101% of their aggregate principal amount, plus accrued interest to the repurchase date, if it experiences specific kinds of changes in control.					Beginning June 30, 2012, the Company, at its option, became able to redeem some or all of the Senior Subordinated Notes at any time at declining redemption prices that start at 105.375% of their aggregate principal amount and are reduced to 100% of their aggregate principal amount on or after June 30, 2014. The Company is required to offer to purchase the Senior Subordinated Notes at 101% of their aggregate principal amount, plus accrued interest to the repurchase date, if it experiences specific kinds of changes in control.
Registration Rights Agreement																(1) file and use its commercially reasonable efforts to cause to become effective a registration statement with respect to an offer to exchange the 7.25% Senior Notes for other freely tradable notes issued by the Company that have substantially identical terms, or (2) file with the Securities and Exchange Commission (���SEC���) and use its commercially reasonable efforts to cause to become effective a shelf registration statement relating to the resales of the 7.25% Senior Notes if the Company is not able to effect the exchange offer.
Maximum number of days to file the registration																270 days
Business days of the effective date of the registration statement																30
Increase in interest rate if registration statement not filed																0.25%
Registration default period																90 days
Additional interest for each ninety day period that elapses such registration default period																0.25%
Maximum additional interest rate																	1.00%
Registration rights agreement																				The Company is obligated to pay additional interest on the Senior Subordinated Notes in certain instances, including if we do not file the registration statement within 90 days following a request or completed the related exchange offer within 30 days of the effective date of the registration statement. If the Company fails to satisfy certain of the registration obligations under the Subordinated Notes Registration Rights Agreement, it will be subject to a registration default and the annual interest on the Senior Subordinated Notes will increase by 0.25% per annum and by an additional 0.25% per annum for each subsequent 90-day period during which the registration default continued, up to a maximum additional interest rate of 1.0% per annum.

Debt - Carrying Value of Debt Obligations (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Senior Secured Credit Facility [Member]	Dec. 31, 2011 Senior Secured Credit Facility [Member]	Dec. 31, 2012 10.25% Senior Notes [Member]	Aug. 20, 2012 10.25% Senior Notes [Member]	Dec. 31, 2011 10.25% Senior Notes [Member]	Dec. 31, 2012 7.25% Senior Notes [Member]	Sep. 04, 2012 7.25% Senior Notes [Member]	Dec. 31, 2011 7.25% Senior Notes [Member]	Dec. 31, 2012 10.75% Senior Subordinated Notes [Member]	Dec. 31, 2011 10.75% Senior Subordinated Notes [Member]	Dec. 31, 2012 A/R Facility [Member]	Dec. 31, 2011 A/R Facility [Member]	Dec. 31, 2012 Compensating cash balance [Member]	Dec. 31, 2011 Compensating cash balance [Member]	Dec. 31, 2012 Capital leases [Member]	Dec. 31, 2011 Capital leases [Member]	Dec. 31, 2012 8% Predecessor Senior Subordinated Notes [Member]	Dec. 31, 2011 8% Predecessor Senior Subordinated Notes [Member]	Dec. 31, 2012 Other debt [Member]	Dec. 31, 2011 Other debt [Member]
Debt Instrument [Line Items]
Debt instrument carrying amount, total	$ 3,148.6	$ 2,908.7	$ 1,475.7	$ 1,367.7		$ 713	$ 713	$ 750	$ 750		$ 526.5	$ 522.9	$ 117.2	$ 101	$ 246.9	$ 185.4	$ 19.7	$ 17.2	$ 1	$ 1	$ 11.6	$ 0.5
Less current portion	(393.5)	(214.5)
Long term-portion	$ 2,755.1	$ 2,694.2

Debt - Summary of Principal Maturities of Debt (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Sep. 04, 2012	Dec. 31, 2011
Debt Obligations [Line Items]
2013	$ 279
2014	136.1
2015	17.2
2016	132
2017	2,581.2
Thereafter	3.1
Total	3,148.6		2,908.7
Senior Secured Credit Facility [Member]
Debt Obligations [Line Items]
Total	1,475.7		1,367.7
Senior Secured Credit Facility [Member] | Term loans [Member]
Debt Obligations [Line Items]
2013	16.1
2014	14.1
2015	14.1
2016	14.1
2017	1,302.8
Thereafter
Total	1,361.2
Senior Secured Credit Facility [Member] | Revolving Facility [Member]
Debt Obligations [Line Items]
2013
2014
2015
2016	114.5
2017
Thereafter
Total	114.5
7.25% Senior Notes [Member]
Debt Obligations [Line Items]
2013
2014
2015
2016
2017	750
Thereafter
Total	750	750
10.75% Senior Subordinated Notes [Member]
Debt Obligations [Line Items]
2013
2014
2015
2016
2017	526.5
Thereafter
Total	526.5		522.9
A/R Facility [Member]
Debt Obligations [Line Items]
2013
2014	117.2
2015
2016
2017
Thereafter
Total	117.2		101
Compensating cash balance [Member]
Debt Obligations [Line Items]
2013	246.9
2014
2015
2016
2017
Thereafter
Total	246.9		185.4
Capital leases [Member]
Debt Obligations [Line Items]
2013	4.4
2014	3.8
2015	3.1
2016	3.4
2017	1.9
Thereafter	3.1
Total	19.7		17.2
8% Predecessor Senior Subordinated Notes [Member]
Debt Obligations [Line Items]
2013
2014	1
2015
2016
2017
Thereafter
Total	1		1
Other debt [Member]
Debt Obligations [Line Items]
2013	11.6
2014
2015
2016
2017
Thereafter
Total	$ 11.6		$ 0.5

Income Taxes - Components of Income (Loss) Before Income Taxes (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes [Line Items]
Income (loss) before income taxes, United States									$ (78.2)	$ (12.1)	$ (47.9)
Income (loss) before income taxes, Foreign									90.1	100.2	97.4
Income before income taxes	$ (32.6)	$ (12.5)	$ 57.5	$ (0.5)	$ 55.9	$ 66	$ (2.3)	$ (31.5)	$ 11.9	$ 88.1	$ 49.5

Income Taxes - Components of Income Tax (Provision) Benefit (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current:
Current, Federal	$ (10.2)	$ (9.8)
Current, State	(1.1)	(1.5)	(0.3)
Current, Foreign	(34.6)	(34.4)	(26.5)
Current, Total	(45.9)	(45.7)	(26.8)
Deferred:
Deferred, Federal	24.9	3	(4)
Deferred, State	2.3	(3)	(2)
Deferred, Foreign	10.6	15.3	4.8
Deferred, Total	37.8	15.3	(1.2)
Total income tax provision	$ (8.1)	$ (30.4)	$ (28)

Income Taxes - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating Loss Carryforwards [Line Items]
Total income tax (provision) benefit	$ 8.1	$ 30.4	$ 28
Deferred tax liabilities recognized through goodwill during period	12.1	6.5
Deferred tax assets recognized through stockholders' equity during period	1.8	7.2
Statutory federal income tax rate	35.00%
Portion of Other net in effective income tax rate reconciliation associated with changes in uncertain tax positions	3.1	2.6
Valuation allowances	95.4	79.7
Unrecognized tax benefits, including accrued interest and penalties	47.2	31.4
Accrued interest and penalties related to unrecognized tax benefits	0.7	0.3
Reduction in liability for unrecognized tax benefits, minimum	1
Reduction in liability for unrecognized tax benefits, maximum	2
Cumulative undistributed earnings of foreign subsidiaries considered permanently invested	523.9
Federal Income Tax [Member]
Operating Loss Carryforwards [Line Items]
Federal net operating loss carryforwards	512.4
Carryforwards expiration periods	2025
State tax benefit [Member]
Operating Loss Carryforwards [Line Items]
Federal net operating loss carryforwards	505.1
Carryforwards expiration periods	2031
State income tax benefit of net operating loss carryforwards	20.2
Foreign [Member]
Operating Loss Carryforwards [Line Items]
Federal net operating loss carryforwards	282.8
U.S. foreign tax credit carryforwards	$ 7
U.S. foreign tax credit carryforwards expiration periods	2022

Income Taxes - (Provision) Benefit for Income Taxes in Accompanying Statements of Operations (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes [Line Items]
Statutory tax provision	$ (4.2)	$ (30.8)	$ (17.3)
State income taxes, net of federal benefit	0.7	(3.1)	(1.6)
Change in foreign tax rates	(1.4)	7
Foreign rate differential	5.2	2.8	4.1
Asset impairments			(8)
Nondeductible expenses	(0.6)	(1.1)	(1.3)
Change in valuation allowance	(4.5)	(2.1)	(3.5)
Other, net	(3.3)	(3.1)	(0.4)
Total income tax provision	$ (8.1)	$ (30.4)	$ (28)

Income Taxes - Deferred Tax Assets and Liabilities (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets:
Net operating loss carryforwards	$ 275.8	$ 266.6
Pension and other compensation benefits	13.3	14.8
Foreign currency translation loss	8.5
Derivative financial instruments		5.2
Foreign tax credit and alternative minimum tax carryforwards	8	7.9
Inventory overhead capitalization	2.4	2.6
Accrued expenses	3.6	4.6
Receivables	4.9	3.5
Transaction fees	5.5	7.9
Deferred tax Asset Gross	322	313.1
Valuation allowances	(95.4)	(79.7)
Total deferred tax assets, net of valuation allowances	226.6	233.4
Deferred tax liabilities:
Intangible assets	596.9	607.2
Property and equipment	8.9	9.9
Inventory valuation	13.1	15
Goodwill amortization	29.4	27.1
Foreign currency translation gain		19
Other	4.7	4.5
Total deferred tax liabilities	653	682.7
Net deferred tax liability	$ 426.4	$ 449.3

Income Taxes - Classification of Deferred Income Taxes in Consolidated Balance Sheets (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule Of Deferred Income Tax Assets And Liabilities [Line Items]
Deferred tax asset - current (included in other current assets)	$ 11.6	$ 7
Deferred tax asset - noncurrent	11.8	10.3
Deferred tax liability - current (included in accrued expenses)	(8.5)	(8)
Deferred tax liability - noncurrent	(441.3)	(458.6)
Net deferred tax liability	$ (426.4)	$ (449.3)

Income Taxes - Changes in Reserve Associated with Uncertain Tax Positions (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reconciliation Of Unrecognized Tax Benefits Excluding Amounts Pertaining To Examined Tax Returns Roll Forward [Line Items]
Balance at January 1	$ 31.1	$ 4.9	$ 5
Tax positions related to the current year - additions	13.7	14.1
Tax positions related to prior years - additions	1.7	13.6
Tax positions related to prior years - reductions		(1.2)
Reductions for settlements with taxing authorities		(0.1)	(0.1)
Reductions as a result of a lapse of statutes of limitations		(0.2)
Balance at December 31	$ 46.5	$ 31.1	$ 4.9

Benefit Programs - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012 U.S. Retirement Plan [Member] Employees	Dec. 31, 2011 U.S. Retirement Plan [Member]	Dec. 31, 2012 Non-U.S. Benefit Plans [Member]	Dec. 31, 2011 Non-U.S. Benefit Plans [Member]	Dec. 31, 2012 Non-U.S. Benefit Plans [Member] Equity index funds [Member]	Dec. 31, 2012 Non-U.S. Benefit Plans [Member] Debt securities [Member]	Dec. 31, 2012 Other Non-U.S. Postemployment Benefits [Member]	Dec. 31, 2011 Other Non-U.S. Postemployment Benefits [Member]	Dec. 31, 2012 Other U.S. Benefit Plans [Member] Employees Employee
Defined Benefit Plan Disclosure [Line Items]
Number of Employees participated in Retirement Plan	3,600								15
Accumulated benefit obligation	$ 226.3	$ 217.9	$ 143.2	$ 113.2
Number of current employees participated in Other U.S. Benefit Plan									1
Post retirement benefit obligation, increase in assumed health care cost									0.4
Target percentage of investments in insurance contracts under French and UK plans					65.00%	35.00%
Expected contributions under French and UK plans			0.4
Postemployment Benefits Liability							$ 7.6	$ 6.7

Benefit Programs - Change in Benefit Obligation, Change in Plan Assets, and Reconciliation of Funded Status (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
U.S. Retirement Plan [Member]
Defined Benefit Plan Change in Benefit Obligation, Change in Fair Value of Plan Assets, and Funded Status [Line Items]
Benefit obligation - beginning of year	$ 217.9	$ 179.7
Service cost	0.7	0.7
Interest cost	8.8	9.4	9.3
Actuarial loss	5.1	34.1
Benefits paid	(6.2)	(6)
Benefit obligation - end of year	226.3	217.9	179.7
Fair value of plan assets - beginning of year	241.5	213.8
Actual gain (loss) on plan assets	29.2	33.7
Benefits paid	(6.2)	(6)
Fair value of plan assets - end of year	264.5	241.5	213.8
Funded status	38.2	23.6
Non-U.S. Benefit Plans [Member]
Defined Benefit Plan Change in Benefit Obligation, Change in Fair Value of Plan Assets, and Funded Status [Line Items]
Benefit obligation - beginning of year	121.5	115.7
Service cost	1.7	2.3
Interest cost	5.9	6.4
Interest cost	5.9	6.2	5.7
Plan participants' contributions	0.3	0.3
Actuarial loss	23.7	1.8
Benefits paid	(3.4)	(3.2)
Curtailment	(4.8)
Currency translation changes	5.3	(1.8)
Benefit obligation - end of year	150.2	121.5	115.7
Fair value of plan assets - beginning of year	61.5	62.6
Actual gain (loss) on plan assets	6.2	(0.2)
Company contributions	2.7	1
Plan participants' contributions	0.3	0.3
Benefits paid	(3.4)	(3.2)
Currency translation changes	3.1	(0.2)
Fair value of plan assets - end of year	71.6	61.5	62.6
Funded status	$ (78.6)	$ (60)

Benefit Programs - Amounts Recognized in Consolidated Balance Sheet (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Defined Benefit Plan Disclosure [Line Items]
Accumulated other comprehensive income or loss - pre-tax	$ (20.8)	$ (12.4)	$ 1.1	$ 10.8
U.S. Retirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Other assets	38.2	23.6
Accumulated other comprehensive income or loss - pre-tax	(28.1)	(18.3)
Non-U.S. Benefit Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Other assets	0.4	0.4
Other long-term liabilities	(79)	(60.4)
Accumulated other comprehensive income or loss - pre-tax	$ 40.5	$ 25

Benefit Programs - Schedule of Net Periodic Pension Income (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
U.S. Retirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 0.7	$ 0.7	$ 0.6
Interest cost	8.8	9.4	9.3
Expected return on plan assets	(14.3)	(12.2)	(12)
Recognized net actuarial gain		(0.4)	(0.6)
Net periodic pension cost	(4.8)	(2.5)	(2.7)
Non-U.S. Benefit Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	1.7	2.2	2
Interest cost	5.9	6.2	5.7
Expected return on plan assets	(3.9)	(4.4)	(3.8)
Recognized net actuarial gain	0.9	0.7	0.4
Net periodic pension cost	$ 4.6	$ 4.7	$ 4.3

Benefit Programs - Net Actuarial Losses Included in Other Comprehensive Income or Loss (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
U.S. Retirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Net actuarial gain (loss) included in other comprehensive income or loss	$ 9.9	$ (12.7)	$ (6)
Non-U.S. Benefit Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Net actuarial gain (loss) included in other comprehensive income or loss	$ (16.5)	$ (6.2)	$ (3.6)

Benefit Programs - Schedule of Assumptions Used in Determining Net Periodic Pension and Projected Benefit Obligation (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
U.S. Retirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate for benefit obligation as of year end	3.95%	4.10%	5.40%
Discount rate for net periodic pension cost	4.10%	5.40%	5.75%
Expected rate of return on plan assets for net periodic pension cost (French and UK plans only)	6.00%	5.80%	6.03%
Non-U.S. Benefit Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate for benefit obligation as of year end	4.11%	4.88%	5.21%
Discount rate for net periodic pension cost	4.88%	5.21%	5.54%
Expected rate of return on plan assets for net periodic pension cost (French and UK plans only)	6.33%	6.83%	6.86%
Assumed annual rate of compensation increase for benefit obligation	3.00%	3.26%	3.53%
Assumed annual rate of compensation increase for net periodic pension cost	3.24%	3.92%	3.59%

Benefit Programs - Schedule of Fair Value of Plan Assets (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
U.S. Retirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 264.5	$ 241.5	$ 213.8
U.S. Retirement Plan [Member] | Money market funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	22.2	5.2
U.S. Retirement Plan [Member] | Fixed income fund [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	217.8	193
U.S. Retirement Plan [Member] | Equity funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	24.5	43.3
Non-U.S. Benefit Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	71.6	61.5	62.6
Non-U.S. Benefit Plans [Member] | Insurance contracts [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	71.6	61.5
Level 1 [Member] | U.S. Retirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets
Level 1 [Member] | U.S. Retirement Plan [Member] | Money market funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets
Level 1 [Member] | U.S. Retirement Plan [Member] | Fixed income fund [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets
Level 1 [Member] | U.S. Retirement Plan [Member] | Equity funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets
Level 1 [Member] | Non-U.S. Benefit Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets
Level 1 [Member] | Non-U.S. Benefit Plans [Member] | Insurance contracts [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets
Level 2 [Member] | U.S. Retirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	264.5	241.5
Level 2 [Member] | U.S. Retirement Plan [Member] | Money market funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	22.2	5.2
Level 2 [Member] | U.S. Retirement Plan [Member] | Fixed income fund [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	217.8	193
Level 2 [Member] | U.S. Retirement Plan [Member] | Equity funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	24.5	43.3
Level 2 [Member] | Non-U.S. Benefit Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	71.6	61.5
Level 2 [Member] | Non-U.S. Benefit Plans [Member] | Insurance contracts [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	71.6	61.5
Level 3 [Member] | U.S. Retirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets
Level 3 [Member] | U.S. Retirement Plan [Member] | Money market funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets
Level 3 [Member] | U.S. Retirement Plan [Member] | Fixed income fund [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets
Level 3 [Member] | U.S. Retirement Plan [Member] | Equity funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets
Level 3 [Member] | Non-U.S. Benefit Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets
Level 3 [Member] | Non-U.S. Benefit Plans [Member] | Insurance contracts [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets

Benefit Programs - Schedule of Estimated Benefits Expected to be Paid (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
U.S. Retirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
2013	$ 7.4
2014	8
2015	8.6
2016	9.1
2017	9.7
2018 - 2022	56.5
Non-U.S. Benefit Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
2013	3.6
2014	3.7
2015	3.8
2016	4
2017	4.2
2018 - 2022	$ 24.4

Benefit Programs - Expenses Incurred Under Union-Sponsored Plans (Detail) (Other U.S. Benefit Plans [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Other U.S. Benefit Plans [Member]
Other U.S. Benefit Plan [Line Items]
Defined contribution plans	$ 7.2	$ 8.4	$ 8.1
Union-sponsored plans	2.1	0.6	0.6
Supplemental pension plan	0.5	0.4	0.4
Nonqualified deferred compensation plan	$ 0.2	$ 0.2	$ 0.2

Benefit Programs - Accumulated Postretirement Benefit Obligation and Weighted Average Discount Rate Used in Determining Accumulated Benefit Obligation (Detail) (Other U.S. Benefit Plans [Member], USD $)
In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Other U.S. Benefit Plans [Member]
Other U.S. Benefit Plan [Line Items]
Postretirement benefit obligations	$ 1.7	$ 2
Weighted average discount rate	3.95%	4.10%
Healthcare cost trend rate assumed for next year	7.90%	8.20%
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate)	4.50%	4.50%
Year that the rate reaches the ultimate trend rate	2028	2028

Share-Based Compensation - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended			1 Months Ended			12 Months Ended							3 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 30, 2012 Series 1 Class B Units [Member]	Mar. 30, 2012 Series 1 Class B Units [Member] Minimum [Member]	Mar. 30, 2012 Series 1 Class B Units [Member] Maximum [Member]	Dec. 31, 2012 Series Two Class B Units [Member]	Dec. 31, 2012 Founders Units [Member]	Dec. 31, 2011 Founders Units [Member]	Dec. 31, 2010 Founders Units [Member]	Dec. 31, 2012 Founders Units [Member] Selling, General and Administrative Expenses [Member]	Dec. 31, 2011 Founders Units [Member] Selling, General and Administrative Expenses [Member]	Dec. 31, 2010 Founders Units [Member] Selling, General and Administrative Expenses [Member]	Dec. 31, 2012 Common Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Yield accrued from a non voting units	8.00%
Aggregate accrued yield on the outstanding Preferred Units	$ 765.1
Service period				3 years				4 years
Aggregate purchase price of equity units acquired by management	0.4	2.8	1.7
Aggregate grant date fair value				0.2			0	0.3	1.9	1.1
Non-cash compensation expense included in SG&A expenses	0.9	2.3	3.4								0.9	2.3	3.4
Unamortized compensation related to unvested Founders Unit								1.7
Vesting period				3 years			4 years	4 years
Expected term of incentive units				3 years			3 years	1 year 4 months 24 days
Portion of incentive units to vest upon achievement of adjusted EBITDA					60.00%	100.00%
Adjusted EBITDA					500	558
Estimation of fair value, volatility rate				43.00%			24.00%
Estimation of fair value, risk-free rate				0.51%			0.36%
Discount for lack of marketability				28.00%
Vesting period following date of event as defined in agreement							1 year
Assumed discount for lack of marketability							17.50%
Common units purchased by Board members														40,000
Obligation for committed repurchases of redeemable equity units	$ 2.2	$ 1.7

Share-Based Compensation - Carrying Value of Redeemable Equity Units (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Temporary Equity [Line Items]
Balance	$ 53.9	$ 50
Reclassifications from permanent equity, net	4.1	6.8	5.6
Reclassifications to accrued expenses upon notification of redemption	(16.6)	(2.9)
Balance	$ 41.4	$ 53.9	$ 50

Financial Instruments and Fair Value Measurements - Information about Financial Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Jan. 31, 2011
Foreign currency forward contracts [Member]
Assets
Financial assets measured at fair value	$ 1.6
Liabilities
Financial liabilities measured at fair value	0.4	2.6
Interest rate swap arrangements [Member]
Liabilities
Financial liabilities measured at fair value		12.3
Level 1 [Member] | Foreign currency forward contracts [Member]
Assets
Financial assets measured at fair value
Liabilities
Financial liabilities measured at fair value
Level 1 [Member] | Interest rate swap arrangements [Member]
Liabilities
Financial liabilities measured at fair value
Level 2 [Member] | Foreign currency forward contracts [Member]
Assets
Financial assets measured at fair value	1.6
Liabilities
Financial liabilities measured at fair value	0.4	2.6
Level 2 [Member] | Interest rate swap arrangements [Member]
Liabilities
Financial liabilities measured at fair value		12.3
Level 3 [Member] | Foreign currency forward contracts [Member]
Assets
Financial assets measured at fair value
Liabilities
Financial liabilities measured at fair value
Level 3 [Member] | Interest rate swap arrangements [Member]
Liabilities
Financial liabilities measured at fair value

Financial Instruments and Fair Value Measurements - Carrying Amounts and Estimated Fair Values of Debt Instruments (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Senior Secured Credit Facility [Member]	Dec. 31, 2011 Senior Secured Credit Facility [Member]	Dec. 31, 2012 10.25% Senior Notes [Member]	Aug. 20, 2012 10.25% Senior Notes [Member]	Dec. 31, 2011 10.25% Senior Notes [Member]	Dec. 31, 2012 7.25% Senior Notes [Member]	Sep. 04, 2012 7.25% Senior Notes [Member]	Dec. 31, 2011 7.25% Senior Notes [Member]	Dec. 31, 2012 Senior Subordinated Notes [Member]	Dec. 31, 2011 Senior Subordinated Notes [Member]
Estimated Fair Value Of Financial Instruments [Line Items]
Carrying Amount	$ 3,148.6	$ 2,908.7	$ 1,475.7	$ 1,367.7		$ 713	$ 713	$ 750	$ 750		$ 526.5	$ 522.9
Fair Value			$ 1,481.3	$ 1,293.8			$ 736.1	$ 788.9			$ 529.2	$ 513.6

Financial Instruments and Fair Value Measurements - Additional Information (Detail) In Millions, unless otherwise specified	12 Months Ended		12 Months Ended			12 Months Ended					12 Months Ended
	Dec. 31, 2012 USD ($) Swap	Jun. 29, 2007 USD ($)	Dec. 31, 2011 Interest Rate Swap USD [Member] USD ($)	Dec. 31, 2012 Interest Rate Swap USD [Member] USD ($)	Dec. 31, 2012 Interest Rate Swap USD [Member] One Month US LIBOR	Dec. 31, 2011 Interest Rate Swap EUR [Member] EUR (€)	Dec. 31, 2012 Interest Rate Swap EUR [Member] EUR (€)	Dec. 31, 2012 Interest Rate Swap EUR [Member] One month Euribor	Sep. 30, 2008 Amended Swaps [Member] USD ($)	Jun. 30, 2008 Amended Swaps [Member] USD ($)	Dec. 31, 2012 Forward Currency Forward Contract [Member] USD ($)	Dec. 31, 2011 Forward Currency Forward Contract [Member] USD ($)
Derivative Instruments And Hedging Activities [Line Items]
Number of interest rate swap	2
Maturity date of interest rate swap	Dec 31, 2012
Interest rate swaps initial notional principal amounts				$ 425			€ 300
Decrement notional value of the interest rate Swap			25			20
Interest rate Swap carries a final notional principal amount				160			110
USD Swap and Euro Swap fixed monthly interest rate					5.40%			4.55%
Fair value of interest rate swaps		2.1
Unrealized loss included in other comprehensive income (loss)										10.5
Cumulative effective portion of changes in fair value of the Amended Swaps									3.5
Notional value of foreign currency derivative											159	103
Realized loss on derivative transaction net of tax											6
Realized loss on derivative transaction tax amount											3.8
Other comprehensive income (loss) deferred pre-tax net losses expected to be recognized in earnings	$ 1.6

Financial Instruments and Fair Value Measurements - Derivative Instruments in Statement of Financial Position at Fair Value (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Derivatives, Fair Value [Line Items]
Asset Derivatives, Fair Value	$ 2.1
Liability Derivatives, Fair Value	0.9	14.9
Derivatives designated as hedging instruments | Foreign currency forward contracts [Member] | Accrued expenses [Member]
Derivatives, Fair Value [Line Items]
Liability Derivatives, Fair Value		1.2
Derivatives designated as hedging instruments | Foreign currency forward contracts [Member] | Other Current Assets [Member]
Derivatives, Fair Value [Line Items]
Asset Derivatives, Fair Value	2.1
Liability Derivatives, Fair Value	0.5
Derivative not designated as hedging instruments [Member] | Foreign currency forward contracts [Member]
Derivatives, Fair Value [Line Items]
Asset Derivatives, Fair Value
Derivative not designated as hedging instruments [Member] | Foreign currency forward contracts [Member] | Accrued expenses [Member]
Derivatives, Fair Value [Line Items]
Liability Derivatives, Fair Value	0.4	1.4
Derivative not designated as hedging instruments [Member] | Interest rate swap arrangements [Member]
Derivatives, Fair Value [Line Items]
Asset Derivatives, Fair Value
Liability Derivatives, Fair Value
Derivative not designated as hedging instruments [Member] | Interest rate swap arrangements [Member] | Accrued expenses [Member]
Derivatives, Fair Value [Line Items]
Liability Derivatives, Fair Value		$ 12.3

Financial Instruments and Fair Value Measurements - Cash Flow Hedges Included in Accumulated Other Comprehensive Income (Loss) (Detail) (Cash Flow Hedging [Member], USD $)
In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) Recognized in Other Comprehensive Income	$ 0.7	$ (2.5)	$ (2.6)
Gain (Loss) Reclassified from Other Comprehensive Income into Earnings	(5.3)	(7.6)	(6.6)
Interest rate swap arrangements [Member] | Interest expense [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) Recognized in Other Comprehensive Income
Gain (Loss) Reclassified from Other Comprehensive Income into Earnings	(1.8)	(3.4)	(4)
Foreign currency forward contracts [Member] | Interest expense [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) Recognized in Other Comprehensive Income
Gain (Loss) Reclassified from Other Comprehensive Income into Earnings	(1.4)	(1.6)	(1.2)
Foreign currency forward contracts [Member] | Cost of Sales [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) Recognized in Other Comprehensive Income	0.7	(2.5)	(2.6)
Gain (Loss) Reclassified from Other Comprehensive Income into Earnings	$ (2.1)	$ (2.6)	$ (1.4)

Financial Instruments and Fair Value Measurements - Balance Sheet Classification, Fair Value and Income Statement Classification of Derivative Instruments Not Designated as Hedging Instruments (Detail) (Derivative not designated as hedging instruments [Member], USD $)
In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Derivative Instruments, Gain (Loss) [Line Items]
Derivative gain (loss) recognized in earnings	$ (3.1)	$ (7.3)	$ (17.5)
Foreign currency forward contracts [Member] | Other expense [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative gain (loss) recognized in earnings	(1)	(2.4)	(1.1)
Realized Gains (Losses) [Member] | Interest rate swap arrangements [Member] | Interest expense [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative gain (loss) recognized in earnings	(14.4)	(27.8)	(31)
Unrealized Gains (Losses) [Member] | Interest rate swap arrangements [Member] | Interest expense [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative gain (loss) recognized in earnings	$ 12.3	$ 22.9	$ 14.6

Financial Instruments and Fair Value Measurements - Non-Financial Assets Measured on Non-Recurring Basis and Impairment Charges Recognized (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 North American Lab [Member]	Dec. 31, 2011 North American Lab [Member]	Dec. 31, 2010 North American Lab [Member]	Dec. 31, 2012 European Lab [Member]	Dec. 31, 2011 European Lab [Member]	Dec. 31, 2010 European Lab [Member]	Sep. 30, 2010 Science Education [Member]	Dec. 31, 2012 Science Education [Member]	Dec. 31, 2011 Science Education [Member]	Dec. 31, 2010 Science Education [Member]	Dec. 31, 2012 Significant Unobservable Inputs Level 3 [Member]	Dec. 31, 2011 Significant Unobservable Inputs Level 3 [Member]	Dec. 31, 2012 Significant Unobservable Inputs Level 3 [Member] North American Lab [Member] Annual Impairment Test Member	Dec. 31, 2011 Significant Unobservable Inputs Level 3 [Member] North American Lab [Member] Annual Impairment Test Member	Dec. 31, 2012 Significant Unobservable Inputs Level 3 [Member] European Lab [Member] Annual Impairment Test Member	Dec. 31, 2011 Significant Unobservable Inputs Level 3 [Member] European Lab [Member] Annual Impairment Test Member	Dec. 31, 2012 Significant Unobservable Inputs Level 3 [Member] Science Education [Member] Annual Impairment Test Member	Dec. 31, 2011 Significant Unobservable Inputs Level 3 [Member] Science Education [Member] Interim assessments of impairment [Member]
Goodwill:
Goodwill, Carrying Value	$ 1,877.4	$ 1,795.1	$ 1,757.1	$ 1,032.1	$ 1,007.4	$ 948.7	$ 845.3	$ 787.7	$ 808.4	$ 36.8						$ 1,045.5	$ 1,033	$ 810.6	$ 825.3
Goodwill, Impairment Charges										36.8
Indefinite-lived intangible assets:
Indefinite-lived intangible assets, Carrying Value																421.2	418.8	240.3	252.2	15.4	15.4
Acquired intangible assets - various dates														43.9	68.8
Indefinite-lived intangible assets, Impairment Charges																					3.3
Non-financial assets measured on a non-recurring basis, Impairment Charges															$ 3.3

Comprehensive Income or Loss - Income Tax Effects of Components of Comprehensive Income or Loss (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Derivative instruments:
(Provision) benefit arising during the period	$ (0.2)	$ 1	$ 1
Reclassification of benefit into earnings	(1.9)	(2.9)	(2.6)
Defined benefit plans:
Benefit arising during the period	2.7	7.2	4.9
Reclassification of benefit into earnings	$ (0.2)	$ (0.2)

Comprehensive Income or Loss - Changes in Components of Accumulated Other Comprehensive Income or Loss, Net of Tax (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Components Of Accumulated Other Comprehensive Income Loss Line Items
Beginning balance, Foreign Currency Translation	$ (62.6)	$ (12.6)	$ 78.5
Net unrealized gain (loss) arising during the period, Foreign Currency Translation	35.3	(50)	(91.1)
Reclassification of loss into earnings, Foreign Currency Translation
Ending balance, Foreign Currency Translation	(27.3)	(62.6)	(12.6)
Beginning balance, Derivative Instruments	(5.2)	(8.3)	(10.7)
Net unrealized gain (loss) arising during the period, Derivative Instruments	0.5	(1.5)	(1.6)
Reclassification of loss into earnings, Derivative Instruments	3.4	4.6	4
Ending balance, Derivative Instruments	(1.3)	(5.2)	(8.3)
Beginning balance, Defined Benefit Plans	(12.4)	1.1	10.8
Net unrealized gain (loss) arising during the period, Defined Benefit Plans	(9.2)	(13.8)	(9.7)
Reclassification of loss into earnings, Defined Benefit Plans	0.8	0.3
Ending balance, Defined Benefit Plans	(20.8)	(12.4)	1.1
Beginning balance, Accumulated Other Comprehensive Income (Loss)	(80.2)	(19.8)	78.6
Net unrealized gain (loss) arising during the period, Accumulated Other Comprehensive Income (Loss)	26.6	(65.3)	(102.4)
Reclassification of loss into earnings, Accumulated Other Comprehensive Income (Loss)	4.2	4.9	4
Ending balance, Accumulated Other Comprehensive Income (Loss)	$ (49.4)	$ (80.2)	$ (19.8)

Commitments and Contingencies - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended		12 Months Ended											12 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Customer concentration risk [Member]	Dec. 31, 2011 Customer concentration risk [Member]	Dec. 31, 2010 Customer concentration risk [Member]	Dec. 31, 2012 Customer concentration risk [Member] North American Lab [Member]	Dec. 31, 2011 Customer concentration risk [Member] North American Lab [Member]	Dec. 31, 2010 Customer concentration risk [Member] North American Lab [Member]	Dec. 31, 2012 Customer concentration risk [Member] European Lab [Member]	Dec. 31, 2011 Customer concentration risk [Member] European Lab [Member]	Dec. 31, 2010 Customer concentration risk [Member] European Lab [Member]	Dec. 31, 2012 Chemical supply agreement [Member]	Dec. 31, 2011 Chemical supply agreement [Member]	Dec. 31, 2012 European Chemical Distribution Agreement with Merck [Member] Customer concentration risk [Member]	Dec. 31, 2012 European Chemical Distribution Agreement with Merck [Member] Chemical supply agreement [Member]	Dec. 31, 2012 North American Chemical Distribution Agreement with Merck [Member] Customer concentration risk [Member]	Dec. 31, 2012 Executive officer [Member]
Commitment And Contingencies [Line Items]
Lease extension		15 years
Net amortizable intangible asset	$ 1,104.1	$ 1,104.1	$ 1,138.4										$ 11.3	$ 18.5		$ 11.3
Period of cash severance payments																		12 months
Aggregate potential payments under employment agreements																		8.7
Cash severance payments		5.2
Period of cash severance payments, description		Cash severance payments in the amount of $5.2 million, payable in equal installments over 12 months and (2) payment of continued health benefits for a period of 18 months, in exchange for a general release of all claims, including all obligations under his employment agreement, to the Company and for agreeing to provide consulting services to the Company for six months
Aggregate purchase of equity	$ 9.1
Product distribution agreement initial term															5 years		5 years
Product distribution agreement renewal term															5 years		5 years
Agreement expiration date				April 2014
Percentage of sales, net				10.00%	10.00%	11.00%	10.00%	10.00%	10.00%	25.00%	25.00%	25.00%

Commitments and Contingencies - Schedule of Rent Expense (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule Of Operating Leases [Line Items]
Rental expense	$ 37.9	$ 36	$ 30.8

Commitments and Contingencies - Schedule of Future Minimum Lease Payments (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Capital Leases
2013	$ 5.7
2014	5.1
2015	3.8
2016	3.9
2017	2.2
Thereafter	3.2
Total capital leases minimum payments	23.9
Less amounts representing imputed interest	4.2
Present value of capital leases minimum lease payments	19.7
Operating Leases
2013	43.9
2014	26.9
2015	20.6
2016	17
2017	14.6
Thereafter	49
Total operating leases minimum payments	$ 172

Transactions with Related Parties - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Related Party Transaction [Line Items]
Fees Payable and Potentially Payable Under Management Services Agreement	$ 2
Placement Fee Under Management Services Agreement	2.50%
7.25% Senior Notes [Member]
Related Party Transaction [Line Items]
Debt instrument stated rate of interest	7.25%
Goldman [Member]
Related Party Transaction [Line Items]
Beneficial ownership interest in common stock	4.00%
Services and participation cost	$ 10.4
Goldman [Member] | 7.25% Senior Notes [Member]
Related Party Transaction [Line Items]
Debt instrument stated rate of interest	7.25%
Madison Dearborn [Member]
Related Party Transaction [Line Items]
Beneficial ownership interest in common stock	76.00%
Avista Capital Partners, L.P. [Member]
Related Party Transaction [Line Items]
Beneficial ownership interest in common stock	8.00%

Segment Financial Information - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2012 Segment	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Number of business segments		3
Impairment of goodwill and intangible assets included in operating loss	$ 3.3		$ 3.3	$ 48.1

Segment Financial Information - Segment Financial Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net sales:
Net sales	$ 1,044.1	$ 1,029.2	$ 1,022.8	$ 1,033.3	$ 1,061.8	$ 1,066	$ 1,042.1	$ 991.2	$ 4,129.4	$ 4,161.1	$ 3,638.7
Operating income (loss):
Operating income (loss)	57.7	59.7	63.7	70.9	72	65.3	63.9	64.7	252	265.9	185.4
Capital expenditures:
Capital expenditures									51.8	42.5	41.6
Depreciation and amortization:
Depreciation and amortization									125.9	120.9	116.5
Total assets	5,402				5,189.7				5,402	5,189.7
North American Lab [Member]
Net sales:
Net sales									2,388.2	2,377.7	2,081
Operating income (loss):
Operating income (loss)									119.1	141.1	122.3
Capital expenditures:
Capital expenditures									39.3	29.4	32.2
Depreciation and amortization:
Depreciation and amortization									70.8	64.7	63.9
Total assets	2,941.8				2,826.2				2,941.8	2,826.2
European Lab [Member]
Net sales:
Net sales									1,637.4	1,663.4	1,430
Operating income (loss):
Operating income (loss)									135.8	141.3	111.7
Capital expenditures:
Capital expenditures									11.6	11.6	7.8
Depreciation and amortization:
Depreciation and amortization									46.5	47.8	44.7
Total assets	2,304.2				2,184.7				2,304.2	2,184.7
Science Education [Member]
Net sales:
Net sales									103.8	120	127.7
Operating income (loss):
Operating income (loss)									(2.9)	(16.5)	(48.6)
Capital expenditures:
Capital expenditures									0.9	1.5	1.6
Depreciation and amortization:
Depreciation and amortization									8.6	8.4	7.9
Total assets	$ 156				$ 178.8				$ 156	$ 178.8

Segment Financial Information - Net Sales, Long-Lived Assets and Total Assets by Geographic Area (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net sales:
Net sales	$ 1,044.1	$ 1,029.2	$ 1,022.8	$ 1,033.3	$ 1,061.8	$ 1,066	$ 1,042.1	$ 991.2	$ 4,129.4	$ 4,161.1	$ 3,638.7
Long-lived assets:
Long-lived assets	234.1				210				234.1	210
Total assets:
Total assets	5,402				5,189.7				5,402	5,189.7
United States [Member]
Net sales:
Net sales									2,117.5	2,172.4	1,961.8
Long-lived assets:
Long-lived assets	130.6				117.2				130.6	117.2
Total assets:
Total assets	2,661.4				2,581.9				2,661.4	2,581.9
International [Member]
Net sales:
Net sales									2,011.9	1,988.7	1,676.9
Long-lived assets:
Long-lived assets	103.5				92.8				103.5	92.8
Total assets:
Total assets	$ 2,740.6				$ 2,607.8				$ 2,740.6	$ 2,607.8

Quarterly Financial Information - Schedule of Quarterly Financial Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net sales	$ 1,044.1	$ 1,029.2	$ 1,022.8	$ 1,033.3	$ 1,061.8	$ 1,066	$ 1,042.1	$ 991.2	$ 4,129.4	$ 4,161.1	$ 3,638.7
Gross profit	286.8	286.4	291.7	302.5	299	302	293.7	284.8	1,167.4	1,179.5	1,038.9
Operating income	57.7	59.7	63.7	70.9	72	65.3	63.9	64.7	252	265.9	185.4
Interest expense, net	(47)	(55)	(49.2)	(48.3)	(49.3)	(50.9)	(51.9)	(47.5)	(199.5)	(199.6)	(202.7)
Other income (expense), net	(22)	(13)	43	(23.1)	33.2	51.6	(14.3)	(48.7)	(15.1)	21.8	66.8
Loss on extinguishment of long-term debt	(21.3)	(4.2)							(25.5)
(Loss) income before income taxes	(32.6)	(12.5)	57.5	(0.5)	55.9	66	(2.3)	(31.5)	11.9	88.1	49.5
Net (loss) income	$ (21.1)	$ (8.2)	$ 34.6	$ (1.5)	$ 38.3	$ 54.6	$ (8.6)	$ (26.6)	$ 3.8	$ 57.7	$ 21.5

Quarterly Financial Information - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Other Items Net Interest And Other Financial Income [Line Items]
Impairment of goodwill and intangible assets included in operating income	$ 3.3	$ 3.3	$ 48.1

Condensed Consolidating Financial Information - Additional Information (Detail) (7.25% Senior Notes [Member])	Dec. 31, 2012
7.25% Senior Notes [Member]
Schedule Of Condensed Statements Of Operations [Line Items]
Debt instrument stated rate of interest	7.25%

Condensed Consolidating Financial Information - Condensed Consolidating Balance Sheet (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Current assets:
Cash and cash equivalents	$ 139.8	$ 164.6	$ 142.1	$ 124.4
Compensating cash balance	246.9	185.4
Trade accounts receivable, net	596.9	556.2
Inventories	330	310.6
Other current assets	97.7	84.9
Intercompany receivables
Total current assets	1,411.3	1,301.7
Property and equipment, net	234.1	210
Goodwill	1,877.4	1,795.1	1,757.1
Other intangible assets, net	1,787.2	1,815.2
Deferred income taxes	11.8	10.3
Investment in subsidiaries
Other assets	80.2	57.4
Intercompany loans
Total assets	5,402	5,189.7
Current liabilities:
Current portion of debt and capital lease obligations	393.5	214.5
Accounts payable	412.4	426.1
Accrued expenses	202.1	252.6
Intercompany payables
Total current liabilities	1,008	893.2
Long-term debt and capital lease obligations	2,755.1	2,694.2
Other long-term liabilities	163.6	129
Deferred income taxes	441.3	458.6
Intercompany loans
Total liabilities	4,368	4,175
Redeemable equity units	41.4	53.9	50
Total stockholders' equity	992.6	960.8	965.2	1,042.6
Total liabilities, redeemable equity units and stockholders' equity	5,402	5,189.7
Parent [Member]
Current assets:
Cash and cash equivalents	1.2		0.4	1.3
Compensating cash balance
Trade accounts receivable, net
Inventories
Other current assets	1.9
Intercompany receivables	45.9	19.1
Total current assets	49	19.1
Property and equipment, net
Goodwill
Other intangible assets, net
Deferred income taxes	201.5	187.7
Investment in subsidiaries	2,776.3	2,621.7
Other assets	28.2	26
Intercompany loans	1,024.3	1,017.8
Total assets	4,079.3	3,872.3
Current liabilities:
Current portion of debt and capital lease obligations	130.6	36.2
Accounts payable
Accrued expenses	27.5	55.8
Intercompany payables	4.2
Total current liabilities	162.3	92
Long-term debt and capital lease obligations	2,621.6	2,578.4
Other long-term liabilities	0.4
Deferred income taxes
Intercompany loans	261	187.2
Total liabilities	3,045.3	2,857.6
Redeemable equity units	41.4	53.9
Total stockholders' equity	992.6	960.8
Total liabilities, redeemable equity units and stockholders' equity	4,079.3	3,872.3
Subsidiary Guarantors [Member]
Current assets:
Cash and cash equivalents	3.3	30.2	10.5	10.1
Compensating cash balance
Trade accounts receivable, net		2.3
Inventories	145.2	143.6
Other current assets	28.6	31.1
Intercompany receivables	324.6	274.8
Total current assets	501.7	482
Property and equipment, net	114.7	100.2
Goodwill	924.6	912.4
Other intangible assets, net	1,008.8	1,054.2
Deferred income taxes
Investment in subsidiaries	1,801	1,711.7
Other assets	44.4	26.7
Intercompany loans	116.3	93.2
Total assets	4,511.5	4,380.4
Current liabilities:
Current portion of debt and capital lease obligations	0.1	0.2
Accounts payable	189.3	212.4
Accrued expenses	57.2	71.5
Intercompany payables	12.9	5.5
Total current liabilities	259.5	289.6
Long-term debt and capital lease obligations	1.8	1
Other long-term liabilities	50.7	40.3
Deferred income taxes	419.2	429.8
Intercompany loans	1,004.8	998.8
Total liabilities	1,736	1,759.5
Redeemable equity units
Total stockholders' equity	2,775.5	2,620.9
Total liabilities, redeemable equity units and stockholders' equity	4,511.5	4,380.4
Non-Guarantor Subsidiaries [Member]
Current assets:
Cash and cash equivalents	135.3	134.4	131.2	113
Compensating cash balance	246.9	185.4
Trade accounts receivable, net	596.9	553.9
Inventories	184.8	167
Other current assets	67.2	53.8
Intercompany receivables	3.3	2.3
Total current assets	1,234.4	1,096.8
Property and equipment, net	119.4	109.8
Goodwill	952.8	882.7
Other intangible assets, net	778.4	761
Deferred income taxes	11.8	10.3
Investment in subsidiaries
Other assets	7.6	4.7
Intercompany loans	221.7	306.2
Total assets	3,326.1	3,171.5
Current liabilities:
Current portion of debt and capital lease obligations	262.8	178.1
Accounts payable	223.1	213.7
Accrued expenses	117.4	125.3
Intercompany payables	356.7	290.7
Total current liabilities	960	807.8
Long-term debt and capital lease obligations	131.7	114.8
Other long-term liabilities	112.5	88.7
Deferred income taxes	223.6	216.5
Intercompany loans	96.5	231.2
Total liabilities	1,524.3	1,459
Redeemable equity units
Total stockholders' equity	1,801.8	1,712.5
Total liabilities, redeemable equity units and stockholders' equity	3,326.1	3,171.5
Eliminations [Member]
Current assets:
Cash and cash equivalents
Compensating cash balance
Trade accounts receivable, net
Inventories
Other current assets
Intercompany receivables	(373.8)	(296.2)
Total current assets	(373.8)	(296.2)
Property and equipment, net
Goodwill
Other intangible assets, net
Deferred income taxes	(201.5)	(187.7)
Investment in subsidiaries	(4,577.3)	(4,333.4)
Other assets
Intercompany loans	(1,362.3)	(1,417.2)
Total assets	(6,514.9)	(6,234.5)
Current liabilities:
Current portion of debt and capital lease obligations
Accounts payable
Accrued expenses
Intercompany payables	(373.8)	(296.2)
Total current liabilities	(373.8)	(296.2)
Long-term debt and capital lease obligations
Other long-term liabilities
Deferred income taxes	(201.5)	(187.7)
Intercompany loans	(1,362.3)	(1,417.2)
Total liabilities	(1,937.6)	(1,901.1)
Redeemable equity units
Total stockholders' equity	(4,577.3)	(4,333.4)
Total liabilities, redeemable equity units and stockholders' equity	$ (6,514.9)	$ (6,234.5)

Condensed Consolidating Financial Information - Condensed Consolidating Statement of Operations (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule Of Condensed Consolidating Statement Of Operation [Line Items]
Net sales	$ 1,044.1	$ 1,029.2	$ 1,022.8	$ 1,033.3	$ 1,061.8	$ 1,066	$ 1,042.1	$ 991.2	$ 4,129.4	$ 4,161.1	$ 3,638.7
Cost of goods sold									2,962	2,981.6	2,599.8
Gross profit	286.8	286.4	291.7	302.5	299	302	293.7	284.8	1,167.4	1,179.5	1,038.9
Selling, general and administrative expenses									915.4	910.3	805.4
Operating (loss) income	57.7	59.7	63.7	70.9	72	65.3	63.9	64.7	252	265.9	185.4
Interest expense, net of interest income	(47)	(55)	(49.2)	(48.3)	(49.3)	(50.9)	(51.9)	(47.5)	(199.5)	(199.6)	(202.7)
Other income (expense), net	(22)	(13)	43	(23.1)	33.2	51.6	(14.3)	(48.7)	(15.1)	21.8	66.8
Loss on extinguishment of debt	(21.3)	(4.2)							(25.5)
Income before income taxes	(32.6)	(12.5)	57.5	(0.5)	55.9	66	(2.3)	(31.5)	11.9	88.1	49.5
Income tax benefit (provision)									(8.1)	(30.4)	(28)
Equity in earnings of subsidiaries, net of tax
Net income	(21.1)	(8.2)	34.6	(1.5)	38.3	54.6	(8.6)	(26.6)	3.8	57.7	21.5
Impairment of goodwill and intangible assets						3.3				3.3	48.1
Parent [Member]
Schedule Of Condensed Consolidating Statement Of Operation [Line Items]
Net sales
Cost of goods sold
Gross profit
Selling, general and administrative expenses									3	3	3.3
Operating (loss) income									(3)	(3)	(3.3)
Interest expense, net of interest income									(154.4)	(159.2)	(164)
Other income (expense), net									(18.2)	25	63.8
Loss on extinguishment of debt									(25.5)
Income before income taxes									(201.1)	(137.2)	(103.5)
Income tax benefit (provision)									79.2	56.7	44.1
Equity in earnings of subsidiaries, net of tax									125.7	138.2	80.9
Net income									3.8	57.7	21.5
Impairment of goodwill and intangible assets
Subsidiary Guarantors [Member]
Schedule Of Condensed Consolidating Statement Of Operation [Line Items]
Net sales									2,101.4	2,138.9	1,928.5
Cost of goods sold									1,569.9	1,594.8	1,432.8
Gross profit									531.5	544.1	495.7
Selling, general and administrative expenses									457.1	450	386.8
Operating (loss) income									74.4	90.8	61.3
Interest expense, net of interest income									(31.2)	(34.5)	(35.2)
Other income (expense), net									31.4	30	34
Loss on extinguishment of debt
Income before income taxes									74.6	86.3	60.1
Income tax benefit (provision)									(44.9)	(53.6)	(52.1)
Equity in earnings of subsidiaries, net of tax									96	105.5	72.9
Net income									125.7	138.2	80.9
Impairment of goodwill and intangible assets										3.3	47.6
Non-Guarantor Subsidiaries [Member]
Schedule Of Condensed Consolidating Statement Of Operation [Line Items]
Net sales									2,064.8	2,041.6	1,724.2
Cost of goods sold									1,428.9	1,406.2	1,181
Gross profit									635.9	635.4	543.2
Selling, general and administrative expenses									518.5	503.3	437
Operating (loss) income									117.4	132.1	105.7
Interest expense, net of interest income									(13.9)	(5.9)	(3.5)
Other income (expense), net									34.9	12.8	(9.3)
Loss on extinguishment of debt
Income before income taxes									138.4	139	92.9
Income tax benefit (provision)									(42.4)	(33.5)	(20)
Equity in earnings of subsidiaries, net of tax
Net income									96	105.5	72.9
Impairment of goodwill and intangible assets											0.5
Eliminations [Member]
Schedule Of Condensed Consolidating Statement Of Operation [Line Items]
Net sales									(36.8)	(19.4)	(14)
Cost of goods sold									(36.8)	(19.4)	(14)
Gross profit
Selling, general and administrative expenses									(63.2)	(46)	(21.7)
Operating (loss) income									63.2	46	21.7
Interest expense, net of interest income
Other income (expense), net									(63.2)	(46)	(21.7)
Loss on extinguishment of debt
Income before income taxes
Income tax benefit (provision)
Equity in earnings of subsidiaries, net of tax									(221.7)	(243.7)	(153.8)
Net income									(221.7)	(243.7)	(153.8)
Impairment of goodwill and intangible assets

Condensed Consolidating Financial Information - Condensed Consolidating Statement of Operations (Parenthetical) (Detail) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule Of Condensed Consolidating Statement Of Operation [Line Items]
Interest expense, net of interest income	$ 47,000,000	$ 55,000,000	$ 49,200,000	$ 48,300,000	$ 49,300,000	$ 50,900,000	$ 51,900,000	$ 47,500,000	$ 199,500,000	$ 199,600,000	$ 202,700,000
Long-term debt	2,600,000,000								2,600,000,000
Inter-company loans
Parent [Member]
Schedule Of Condensed Consolidating Statement Of Operation [Line Items]
Interest expense, net of interest income									154,400,000	159,200,000	164,000,000
Inter-company loans	$ 1,024,300,000				$ 1,017,800,000				$ 1,024,300,000	$ 1,017,800,000

Condensed Consolidation Financial Information - Condensed Consolidating Statement of Comprehensive Income or Loss (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule Of Condensed Consolidating Statement Of Other Comprehensive Income Loss [Line Items]
Net income	$ (21.1)	$ (8.2)	$ 34.6	$ (1.5)	$ 38.3	$ 54.6	$ (8.6)	$ (26.6)	$ 3.8	$ 57.7	$ 21.5
Foreign currency translation:
Net unrealized gain (loss) arising during the period									35.3	(50)	(91.1)
Derivative instruments:
Net unrealized gain (loss) arising during the period									0.5	(1.5)	(1.6)
Reclassification of losses included in earnings									3.4	4.6	4
Defined benefit plans:
Net unrealized gain (loss) arising during the period									(9.2)	(13.8)	(9.7)
Reclassification of actuarial loss into earnings									0.8	0.3
Other comprehensive income (loss)									30.8	(60.4)	(98.4)
Comprehensive income (loss)									34.6	(2.7)	(76.9)
Parent [Member]
Schedule Of Condensed Consolidating Statement Of Other Comprehensive Income Loss [Line Items]
Net income									3.8	57.7	21.5
Foreign currency translation:
Net unrealized gain (loss) arising during the period									35.3	(50)	(91.1)
Derivative instruments:
Net unrealized gain (loss) arising during the period									0.5	(1.5)	(1.6)
Reclassification of losses included in earnings									3.4	4.6	4
Defined benefit plans:
Net unrealized gain (loss) arising during the period									(9.2)	(13.8)	(9.7)
Reclassification of actuarial loss into earnings									0.8	0.3
Other comprehensive income (loss)									30.8	(60.4)	(98.4)
Comprehensive income (loss)									34.6	(2.7)	(76.9)
Subsidiary Guarantors [Member]
Schedule Of Condensed Consolidating Statement Of Other Comprehensive Income Loss [Line Items]
Net income									125.7	138.2	80.9
Foreign currency translation:
Net unrealized gain (loss) arising during the period									35.3	(50)	(91.1)
Derivative instruments:
Net unrealized gain (loss) arising during the period									0.5	(1.5)	(1.6)
Reclassification of losses included in earnings									1.4	1.6	0.8
Defined benefit plans:
Net unrealized gain (loss) arising during the period									(9.2)	(13.8)	(9.7)
Reclassification of actuarial loss into earnings									0.8	0.3
Other comprehensive income (loss)									28.8	(63.4)	(101.6)
Comprehensive income (loss)									154.5	74.8	(20.7)
Non-Guarantor Subsidiaries [Member]
Schedule Of Condensed Consolidating Statement Of Other Comprehensive Income Loss [Line Items]
Net income									96	105.5	72.9
Foreign currency translation:
Net unrealized gain (loss) arising during the period									35.3	(50)	(91.1)
Derivative instruments:
Net unrealized gain (loss) arising during the period									0.5	(1.5)	(1.6)
Reclassification of losses included in earnings									1.4	1.6	0.8
Defined benefit plans:
Net unrealized gain (loss) arising during the period									(15.3)	(5.4)	(5.3)
Reclassification of actuarial loss into earnings									0.8	0.4	0.4
Other comprehensive income (loss)									22.7	(54.9)	(96.8)
Comprehensive income (loss)									118.7	50.6	(23.9)
Eliminations [Member]
Schedule Of Condensed Consolidating Statement Of Other Comprehensive Income Loss [Line Items]
Net income									(221.7)	(243.7)	(153.8)
Foreign currency translation:
Net unrealized gain (loss) arising during the period									(70.6)	100	182.2
Derivative instruments:
Net unrealized gain (loss) arising during the period									(1)	3	3.2
Reclassification of losses included in earnings									(2.8)	(3.2)	(1.6)
Defined benefit plans:
Net unrealized gain (loss) arising during the period									24.5	19.2	15
Reclassification of actuarial loss into earnings									(1.6)	(0.7)	(0.4)
Other comprehensive income (loss)									(51.5)	118.3	198.4
Comprehensive income (loss)									$ (273.2)	$ (125.4)	$ 44.6

Condensed Consolidating Financial Information - Condensed Consolidating Statement of Cash Flows (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule Of Condensed Consolidating Statement Of Cash Flows [Line Items]
Net cash (used in) provided by operating activities	$ 34.7	$ 139.3	$ 122.3
Cash flows from investing activities:
Intercompany investing transactions
Acquisitions of businesses	(113.3)	(168.5)	(32.8)
Capital expenditures	(51.8)	(42.5)	(41.6)
Proceeds from sale of property and equipment	3	1.8
Other investing activities, net	1.2
Net cash used in investing activities	(160.9)	(209.2)	(74.4)
Cash flows from financing activities:
Intercompany financing transactions
Proceeds from debt	1,424.1	545.1	115
Repayment of debt	(1,287)	(460.8)	(138.2)
Other financing activities, net	(38.8)	6	0.9
Net cash provided by (used in) financing activities	98.3	90.3	(22.3)
Effect of exchange rate changes on cash	3.1	2.1	(7.9)
Net (decrease) increase in cash and cash equivalents	(24.8)	22.5	17.7
Cash and cash equivalents beginning of period	164.6	142.1	124.4
Cash and cash equivalents end of period	139.8	164.6	142.1
Parent [Member]
Schedule Of Condensed Consolidating Statement Of Cash Flows [Line Items]
Net cash (used in) provided by operating activities	(178.7)	(164.3)	(137.3)
Cash flows from investing activities:
Intercompany investing transactions	114.5	198	158.6
Acquisitions of businesses		(28.9)
Capital expenditures
Proceeds from sale of property and equipment
Other investing activities, net
Net cash used in investing activities	114.5	169.1	158.6
Cash flows from financing activities:
Intercompany financing transactions
Proceeds from debt	1,321.7	440.9	113.1
Repayment of debt	(1,212.4)	(458.8)	(135.5)
Other financing activities, net	(43.9)	12.7	0.2
Net cash provided by (used in) financing activities	65.4	(5.2)	(22.2)
Effect of exchange rate changes on cash
Net (decrease) increase in cash and cash equivalents	1.2	(0.4)	(0.9)
Cash and cash equivalents beginning of period		0.4	1.3
Cash and cash equivalents end of period	1.2		0.4
Subsidiary Guarantors [Member]
Schedule Of Condensed Consolidating Statement Of Cash Flows [Line Items]
Net cash (used in) provided by operating activities	93.3	192	181.5
Cash flows from investing activities:
Intercompany investing transactions	37.7	107.5	8.5
Acquisitions of businesses	(11.2)	(62.2)
Capital expenditures	(35.5)	(28.5)	(31.4)
Proceeds from sale of property and equipment	3
Other investing activities, net	1.2
Net cash used in investing activities	(4.8)	16.8	(22.9)
Cash flows from financing activities:
Intercompany financing transactions	(114.5)	(198)	(158.6)
Proceeds from debt			0.1
Repayment of debt	(0.2)	(0.3)	(0.4)
Other financing activities, net	(0.7)	9.2	0.7
Net cash provided by (used in) financing activities	(115.4)	(189.1)	(158.2)
Effect of exchange rate changes on cash
Net (decrease) increase in cash and cash equivalents	(26.9)	19.7	0.4
Cash and cash equivalents beginning of period	30.2	10.5	10.1
Cash and cash equivalents end of period	3.3	30.2	10.5
Non-Guarantor Subsidiaries [Member]
Schedule Of Condensed Consolidating Statement Of Cash Flows [Line Items]
Net cash (used in) provided by operating activities	120.1	111.6	78.1
Cash flows from investing activities:
Intercompany investing transactions
Acquisitions of businesses	(102.1)	(77.4)	(32.8)
Capital expenditures	(16.3)	(14)	(10.2)
Proceeds from sale of property and equipment		1.8
Other investing activities, net
Net cash used in investing activities	(118.4)	(89.6)	(43)
Cash flows from financing activities:
Intercompany financing transactions	(37.7)	(107.5)	(8.5)
Proceeds from debt	102.4	104.2	1.8
Repayment of debt	(74.4)	(1.7)	(2.3)
Other financing activities, net	5.8	(15.9)
Net cash provided by (used in) financing activities	(3.9)	(20.9)	(9)
Effect of exchange rate changes on cash	3.1	2.1	(7.9)
Net (decrease) increase in cash and cash equivalents	0.9	3.2	18.2
Cash and cash equivalents beginning of period	134.4	131.2	113
Cash and cash equivalents end of period	135.3	134.4	131.2
Eliminations [Member]
Schedule Of Condensed Consolidating Statement Of Cash Flows [Line Items]
Net cash (used in) provided by operating activities
Cash flows from investing activities:
Intercompany investing transactions	(152.2)	(305.5)	(167.1)
Acquisitions of businesses
Capital expenditures
Proceeds from sale of property and equipment
Other investing activities, net
Net cash used in investing activities	(152.2)	(305.5)	(167.1)
Cash flows from financing activities:
Intercompany financing transactions	152.2	305.5	167.1
Proceeds from debt
Repayment of debt
Other financing activities, net
Net cash provided by (used in) financing activities	152.2	305.5	167.1
Effect of exchange rate changes on cash
Net (decrease) increase in cash and cash equivalents
Cash and cash equivalents beginning of period
Cash and cash equivalents end of period

Schedule II - Valuation and Qualifying Accounts (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Allowance for doubtful receivables [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Year	$ 10.5	$ 9.1	$ 10.8
Charged to Income	4	3.3	2.5
Foreign Currency Translation Adjustment	0.6	(0.4)	(0.6)
Increases (Deductions) From Reserves	(0.7)	(1.5)	(3.6)
Balance at End of Year	14.4	10.5	9.1
Valuation allowance on deferred taxes [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Year	79.7	67.5	56.6
Charged to Income	4.5	2.1	3.5
Foreign Currency Translation Adjustment	0.7	(2.3)	(3)
Increases (Deductions) From Reserves	10.5	12.4	10.4
Balance at End of Year	$ 95.4	$ 79.7	$ 67.5